Federated Investors
World-Class Investment Manager

Federated Communications Technology Fund

A Portfolio of Federated Equity Funds

3RD SEMI-ANNUAL REPORT

April 30, 2002

Established 1999

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

J. Christopher Donahue

President

Federated Communications Technology Fund

President's Message

Dear Fellow Shareholder:

Federated Communications Technology Fund was created in 1999, and this is the fund's third Semi-Annual Report. The fund enables investors to participate in the global technology transformation by owning stocks of leading domestic and international technology infrastructure, manufacturing, services or content companies.1

As of April 30, 2002, the fund's net assets of approximately $184.1 million were invested in more than 50 technology-focused corporations. Many of the fund's holdings are familiar to you--Dell Computer Corp., Texas Instruments Inc. and Microsoft Corp.--while other equally successful companies in the portfolio such as International Rectifier Corp., KPMG Consulting, Inc. and Fairchild Semiconductor International, Inc., are in more esoteric production areas such as software design and communications networking.

This report covers the period from November 1, 2001 through April 30, 2002. It begins with an interview with the fund's co-portfolio managers Michael R. Tucker, Assistant Vice President, and Dean J. Kartsonas, Vice President, both of Federated Investment Management Company. Following their discussion of market conditions and the fund's investment strategy are a complete listing of the fund's investments and publication of its financial statements.

1 Funds whose investments are concentrated in a specific industry or sector may be subject to a higher degree of market risk than funds whose investments are diversified. In addition, the fund may be subject to specific risks of the Information Technology sector such as obsolescence.

Individual share class total return performance for the reporting period follows.2

	Total Return	Net Asset Value Change
Class A Shares	(1.05)%	$4.76 to $4.71 = (1.05)%
Class B Shares	(1.28)%	$4.68 to $4.62 = (1.28)%
Class C Shares	(1.28)%	$4.68 to $4.62 = (1.28)%

The fund's performance reflected a lack of confidence by investors during the six-month reporting period due to the mixed bag of economic news and market conditions. The lack of market support in the Information Technology sector plagued professional investment managers as well. But readjustments in stock prices, we believe, are bottoming and present buying opportunities for the fund.

The economic picture in the United States has been brightening, with strong Gross Domestic Product growth and some market rallies in the first quarter of 2002. We have low inflation, impressive worker productivity and continued consumer spending. On the other hand, the overall recovery is shaping up to be more gradual--two steps forward, one step back--than perhaps we would like. Geopolitical uncertainties and high unemployment remain very much with us. Corporate spending and inventory restocking are picking up somewhat, but post-Enron reporting and profitability concerns have taken their toll on many stocks in all sectors, not just Technology.

Since April 2001, however, technology names have been the most vulnerable to these market jitters, and we appreciate that technology stock investors have had a rocky and often disappointing investment experience in recent quarters. Still, we are optimistic about the "big picture" and the long-term prospects of the Information Technology sector, and confident in the ability of our professional security selection to remain competitive for fund shareholders.

2 Performance quoted is based on net asset value, reflects past performance and is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns for the reporting period, based on offering price (i.e., less any applicable sales charge), for Class A, B and C Shares were (6.55)%, (6.71)% and (2.27)%, respectively. Current performance information is available on our web site at www.federatedinvestors.com or by calling 1-800-341-7400.

A number of good quality technology stocks are currently undervalued, and investors can take advantage of these buying opportunities by adding to their fund accounts on a regular basis through a systematic investment program. Discuss with your investment representative the benefits of dollar-cost averaging, which may allow you to buy more shares at lower prices and fewer shares when prices are higher.3

Thank you for your continued confidence in technology investing and in Federated Communications Technology Fund. We welcome your comments and suggestions.

Sincerely,

J. Christopher Donahue

J. Christopher Donahue
President
June 15, 2002

3 Dollar-cost averaging does not ensure a profit or protect against loss in declining markets. Since such a plan of investing involves continuous investing regardless of fluctuating price levels, investors should consider their financial ability to continue to invest in periods of low price levels.

Michael R. Tucker

Assistant Vice President

Federated Investment Management Company

Dean J. Kartsonas, CFA

Vice President

Federated Investment Management Company

Investment Review

What are your comments on the technology market and economic conditions during the past six-month reporting period?

Late in 2001, Information Technology stocks rebounded from their late September market lows. This year, signs of global economic stabilization and improving corporate fundamentals have helped to relieve some of the tension shrouding the sector.

Last year's aggressive rate-cutting campaign by the Federal Reserve Board (the "Fed") no doubt helped companies and markets to better absorb economic shocks and also paved the way for an economic rebound. Recovery from recession in the United States (and elsewhere), however, may not be as straightforward or occur as quickly as hoped. U.S. Gross Domestic Product in the fourth quarter of 2001 and the first quarter of 2002 grew at its strongest pace in two years, although it has slowed as we approach mid-year. Economists anticipate 2%-3% growth for the remainder of 2002. But this good news is tempered by high unemployment, worries about the War on Terrorism and other geopolitical developments, including strife in the Middle East and rumblings of eventual U.S. military action in Iraq.

U.S. businesses shed inventory aggressively in past quarters, and budgets for information technology were among the first to be slashed when corporations were forced to drastically cut expenses. While some demand for these goods and services has been restored, spending still is relatively weak. Uncertainty over the likely timing of a pick-up and the extent of potential gains in corporate information technology spending--together with heightened concerns about corporate earnings statements and profitability in the wake of Enron's collapse--have weighed on the market and led to stock tumbles and sell-offs early this year.

How did the fund perform during the reporting period?

The fund's total returns, based on net asset value, over the six-month reporting period were (1.05)% for Class A Shares, (1.28)% for Class B Shares and (1.28)% for Class C Shares. The fund's benchmark, the Merrill Lynch 100 Technology Index,1 returned 1.12% during the same period, while the average fund in the Lipper Science & Technology2 category returned (6.27)%.

During the reporting period, Lipper reclassified Federated Communications Technology Fund into the Lipper Science & Technology fund category, and out of the Lipper Telecommunications category, as it was determined the "new" category was a better fit currently and historically for the fund. Going forward, the fund should remain in the Lipper Science & Technology category.

The performance of the fund did improve considerably during the six-month reporting period, especially during the fourth quarter of 2001, when the Information Technology component of the portfolio, represented by semiconductor, software, personal computer and storage companies, posted strong gains. In the first quarter of 2002, the semi-conductor and semi-capital equipment industries performed well for the fund, while certain software stocks had a negative impact.

What were the fund's top ten holdings as of April 30, 2002?

The top ten holdings were as follows:

Name	Percentage of Net Assets
Lexmark International, Inc.	2.4%
Dell Computer Corp.	2.2%
Fairchild Semiconductor International, Inc., Class A	2.1%
Viacom, Inc., Class B	2.1%
International Rectifier Corp.	2.0%
Clear Channel Communications, Inc.	2.0%
United Microelectronics Corp., ADR	2.0%
KPMG Consulting, Inc.	2.0%
Concord EFS, Inc.	1.9%
TOTAL	18.7%

1 The Merrill Lynch 100 Technology Index is an equal dollar-weighted index of 100 stocks designed to measure the performance of a cross section of large, actively traded technology stocks and ADRs. The index was developed with a base value of 200 as of January 30, 1998. Indexes are unmanaged, and investments cannot be made in an index.

2 Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling into the respective categories indicated. These figures for not reflect sales charges.

At the end of the reporting period, approximately 32% of the fund was allocated to semiconductor companies, about 20% was allocated to technology hardware and manufacturing-related companies, around 15% was allocated to information technology service companies, and approximately 13% was allocated to software companies.

As we head into the second half of the year, what is your strategy for the fund, and what are some recent stock purchases?

In 2002, we have increased the fund's exposure to the semiconductor, semi-capital equipment and software subsectors and reduced our weightings in Telecommunications issues. As the U.S. economy improves, technology-related industries such as semiconductors, enterprise hardware, software and storage will likely be the first to benefit. The structural problems that have plagued the telecommunications industry, however, will likely persist despite an economic upturn.

Recent purchases for the fund have included the following:

JDA Software Group, Inc. (1.4% of net assets) provides software solutions that address supply chain management, business process and e-commerce requirements for the retail industry.

LSI Logic Corp. (1.7% of net assets) develops semiconductors for the communications, digital consumer and storage end markets.

Intersil Corp. (1.6% of net assets) is a semiconductor enterprise that enables highly integrated voice, data and video communications.

What is your outlook for Technology stocks through the remainder of the reporting year?

Despite setbacks and investment disappointments in recent years, the future growth of Internet-related products and services and the sector's recovery are assured because business cannot go backward. To move forward, businesses will increasingly rely on computers, cell phones, palm devices, semiconductors and chips. No one believes technology is dead; the sector is just temporarily down.

We expect to see improving corporate fundamentals in the sector, i.e., stronger orders, a rebound inventory and positive earnings revisions, as the U.S. economy slowly recovers. We are hopeful that a number of corporations will reinstate capital upgrades of computer networks, hardware and software, which were postponed during the last year or two. Corporate willingness to resume some spending is key to technology companies' ability to restore profitability.

Portfolio of Investments

April 30, 2002 (unaudited)

Shares			Value
		COMMON STOCKS--91.1%
		Consumer Discretionary--5.8%
78,000	[1]	Clear Channel Communications, Inc.	$3,662,100
49,000	[1]	Comcast Corp., Class A	1,310,750
64,300	[1,2]	USA Networks, Inc.	1,923,213
80,400	[1]	Viacom, Inc., Class B	3,786,840

		TOTAL	10,682,903

		Industrials--2.9%
109,200	[1]	Concord EFS, Inc.	3,558,828
39,000	[1]	Sabre Holdings Corp.	1,813,500

		TOTAL	5,372,328

		Information Technology--78.4%
109,000	[1,2]	Accenture Ltd., Class A	2,336,960
40,000		Adobe System, Inc.	1,598,400
42,600	[1,2]	Affiliated Computer Services, Inc., Class A	2,303,382
61,700	[1]	Apple Computer, Inc.	1,497,459
128,000	[1]	Applied Materials, Inc.	3,112,960
183,000	[1]	BEA Systems, Inc.	1,961,760
118,900	[1]	Cadence Design Systems, Inc.	2,435,072
65,000	[1]	Celestica, Inc.	1,800,500
172,900	[1]	Cisco Systems, Inc.	2,532,985
75,000	[1]	Computer Sciences Corp.	3,363,750
151,800	[1]	Dell Computer Corp.	3,998,412
27,000	[1]	Electronic Arts, Inc.	1,594,350
145,500	[1,2]	Fairchild Semiconductor International, Inc., Class A	3,919,770
36,000		First Data Corp.	2,861,640
91,000	[1,2]	Genesis Microchip, Inc.	2,184,910
73,000		Harris Corp.	2,643,330
26,000	[2]	Infosys Technologies Ltd., ADR	1,613,300
Shares			Value
		COMMON STOCKS--continued
		Information Technology--continued
147,400	[1]	Ingram Micro, Inc., Class A	$2,190,364
80,450	[1]	International Rectifier Corp.	3,710,354
65,150		Investment Technology Group, Inc.	2,996,900
106,500	[1,2]	Intersil Corp., Class A	2,859,525
85,500	[1]	JDA Software Group, Inc.	2,585,520
104,700	[1]	Jabil Circuit, Inc.	2,136,927
34,170	[1]	KLA-Tencor Corp.	2,015,005
205,300	[1]	KPMG Consulting, Inc.	3,592,750
238,600	[1]	LSI Logic Corp.	3,066,010
74,500	[1]	Lexmark International, Inc.	4,453,610
77,800	[1,2]	Mercury Interactive Corp.	2,899,606
67,400	[1]	Microchip Technology, Inc.	2,999,300
128,100	[1]	Micron Technology, Inc.	3,035,970
58,140	[1]	Microsoft Corp.	3,038,396
59,000	[1,2]	Microtune, Inc.	657,850
120,000		Motorola, Inc.	1,848,000
105,000		Nokia Oyj, ADR	1,707,300
73,400	[1]	Novellus Systems, Inc.	3,479,160
241,600	[1]	Oracle Corp.	2,425,664
121,000	[1]	Perot Systems Corp., Class A	2,153,800
65,800	[1]	Qlogic Corp.	3,007,718
68,600	[1]	Qualcomm, Inc.	2,068,976
158,100	[1]	RF Micro Devices, Inc.	2,750,940
138,000	[1,2]	Sandisk Corp.	2,257,680
65,000	[2]	SAP AG (Systeme, Anwendungen, Produkte in der Datevnerarbeitung), ADR	2,119,000
110,410	[1]	Siebel Systems, Inc.	2,670,818
81,200	[1]	Storage Technology Corp.	1,671,096
103,340	[1]	SunGuard Data Systems, Inc.	3,075,398
134,000	[1]	Sybase, Inc.	1,884,040
80,600	[1,2]	Symantec Corp.	2,854,046
Shares			Value
		COMMON STOCKS--continued
		Information Technology--continued
191,840	[1]	Taiwan Semiconductor Manufacturing Co., ADR	$3,395,568
58,000	[1,2]	Tech Data Corp.	2,745,720
87,900	[1]	Teradyne, Inc.	2,896,305
104,800		Texas Instruments, Inc.	3,241,464
359,400	[1,2]	United Microelectronics Corp., ADR	3,629,940
101,700	[1]	Veritas Software Corp.	2,882,178
114,000	[1]	Vishay Intertechnology, Inc.	2,506,860
82,350	[1]	Xilinx, Inc.	3,109,536

		TOTAL	144,378,234

		Telecommunication Services--4.0%
47,000		BellSouth Corp.	1,426,450
31,000		CenturyTel, Inc.	858,700
47,000		SBC Communications, Inc.	1,459,820
54,000	[2]	Telefonos de Mexico, Class L, ADR	2,043,360
38,000		Verizon Communications, Inc.	1,524,180

		TOTAL	7,312,510

		TOTAL COMMON STOCKS (IDENTIFIED COST $165,946,563)	167,745,975

		MUTUAL FUND--7.1%
12,976,349		Prime Value Obligations Fund, Class IS (at net asset value)	12,976,349

		TOTAL INVESTMENTS (IDENTIFIED COST $178,922,912)[3]	$180,722,324

1 Non-income producing security.

2 Certain or all shares are temporarily on loan to unaffiliated brokers/dealers.

3 The cost of investments for federal tax purposes amounts to $178,922,912. The net unrealized appreciation of investments on a federal tax basis amounts to $1,799,412 which is comprised of $14,331,599 appreciation and $12,532,187 depreciation at April 30, 2002.

Note: The categories of investments are shown as a percentage of net assets ($184,098,385) at April 30, 2002.

The following acronym is used throughout this portfolio:

ADR	--American Depositary Receipt

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

April 30, 2002 (unaudited)

Assets:
Total investments in securities, at value (identified cost $178,922,912)		$180,722,324
Cash held as collateral for securities lending		29,656,409
Income receivable		46,927
Receivable for investments sold		7,321,887
Receivable for shares sold		82,866

TOTAL ASSETS		217,830,413

Liabilities:
Payable for investments purchased	$3,410,441
Payable for shares redeemed	289,708
Payable for collateral due to broker	29,656,409
Accrued expenses	375,470

TOTAL LIABILITIES		33,732,028

Net assets for 39,640,601 shares outstanding		$184,098,385

Net Assets Consist of:
Paid in capital		$946,153,127
Net unrealized appreciation of investments		1,799,412
Accumulated net realized loss on investments		(761,333,189)
Net operating loss		(2,520,965)

TOTAL NET ASSETS		$184,098,385

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($49,159,375 ÷ 10,434,992 shares outstanding)		$4.71

Offering price per share (100/94.50 of $4.71)[1]		$4.98

Redemption proceeds per share		$4.71

Class B Shares:
Net asset value per share ($113,147,762 ÷ 24,488,309 shares outstanding)		$4.62

Offering price per share		$4.62

Redemption proceeds per share (94.50/100 of $4.62)[1]		$4.37

Class C Shares:
Net asset value per share ($21,791,248 ÷ 4,717,300 shares outstanding)		$4.62

Offering price per share		$4.62

Redemption proceeds per share (99.00/100 of $4.62)[1]		$4.57

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended April 30, 2002 (unaudited)

Investment Income:
Dividends (net of foreign taxes withheld of $10,218)			$197,598
Interest			149,191

TOTAL INCOME			346,789

Expenses:
Investment adviser fee		$817,950
Administrative personnel and services fee		91,740
Custodian fees		13,272
Transfer and dividend disbursing agent fees and expenses		907,307
Directors'/Trustees' fees		368
Auditing fees		12,274
Legal fees		2,331
Portfolio accounting fees		43,330
Distribution services fee--Class A Shares		73,111
Distribution services fee--Class B Shares		500,505
Distribution services fee--Class C Shares		98,111
Shareholder services fee--Class B Shares		166,835
Shareholder services fee--Class C Shares		32,703
Share registration costs		9,172
Printing and postage		97,743
Insurance premiums		1,115
Miscellaneous		2,849

TOTAL EXPENSES		2,870,716

Reimbursement and Expense Reduction:
Reimbursement of investment adviser fee	$(1,687)
Fees paid indirectly from directed brokerage arrangements	(1,275)

TOTAL REIMBURSEMENT AND EXPENSE REDUCTION		(2,962)

Net expenses			2,867,754

Net operating loss			(2,520,965)

Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments			(21,879,251)
Net change in unrealized depreciation of investments			24,694,714

Net realized and unrealized gain on investments			2,815,463

Change in net assets resulting from operations			$294,498

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2002	Year Ended 10/31/2001
Increase (Decrease) in Net Assets
Operations:
Net operating loss	$(2,520,965)	$(7,341,897)
Net realized loss on investments	(21,879,251)	(447,668,062)
Net change in unrealized appreciation/depreciation of investments	24,694,714	(60,733,699)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	294,498	(515,743,658)

Share Transactions:
Proceeds from sale of shares	13,015,232	278,265,072
Proceeds from shares issued in connection with the tax-free transfer of assets from a mutual fund	2,308,251	--
Cost of shares redeemed	(41,448,203)	(365,309,418)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(26,124,720)	(87,044,346)

Change in net assets	(25,830,222)	(602,788,044)

Net Assets:
Beginning of period	209,928,607	812,716,611

End of period	$184,098,385	$209,928,607

See Notes which are an integral part of the Financial Statements

Financial Highlights--Class A Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended October 31,
	4/30/2002	2001	2000	1999 [1]
Net Asset Value, Beginning of Period	$4.76	$14.64	$12.42	$10.00
Income From Investment Operations:
Net operating loss	(0.05)[2]	(0.11)[2]	(0.21)[2]	(0.01) [2]
Net realized and unrealized gain (loss) on investments	0.00 [3]	(9.77)	2.46	2.43

TOTAL FROM INVESTMENT OPERATIONS	(0.05)	(9.88)	2.25	2.42

Less Distributions:
Distributions from net realized gain on investments	--	--	(0.03)	--

Net Asset Value, End of Period	$4.71	$4.76	$14.64	$12.42

Total Return[4]	(1.05)%	(67.49)%	18.10%	24.20%

Ratios to Average Net Assets:

Expenses	2.08%[5]	1.67%	1.30%	1.20%[5]

Net operating loss	(1.76)%[5]	(1.29)%	(1.13)%	(0.85)%[5]

Expense waiver/reimbursement[6]	0.00%[5,7]	0.02%	0.00%[7]	2.14%[5]

Supplemental Data:

Net assets, end of period (000 omitted)	$49,159	$58,423	$255,307	$13,893

Portfolio turnover	105%	224%	92%	36%

1 Reflects operations for the period from September 21, 1999 (date of initial public investment) to October 31, 1999.

2 Per share numbers have been calculated using the average shares method, which more appropriately represents the per share data for the period since the use of the undistributed income method did not accord with results of operations.

3 Amount is less than $0.01 per share.

4 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

5 Computed on an annualized basis.

6 This expense decrease is reflected in both the expense and the net operating loss ratios shown above.

7 Amounted is less than 0.01%.

See Notes which are an integral part of the Financial Statements

Financial Highlights--Class B Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended October 31,
	4/30/2002	2001	2000	1999 [1]
Net Asset Value, Beginning of Period	$4.68	$14.53	$12.42	$10.00
Income From Investment Operations:
Net operating loss	(0.06)[2]	(0.16)[2]	(0.34) [2]	(0.02) [2]
Net realized and unrealized gain (loss) on investments	0.00 [3]	(9.69)	2.48	2.44

TOTAL FROM INVESTMENT OPERATIONS	(0.06)	(9.85)	2.14	2.42

Less Distributions:
Distributions in excess of net realized gain on investments	--	--	(0.03)	--

Net Asset Value, End of Period	$4.62	$4.68	$14.53	$12.42

Total Return[4]	(1.28)%	(67.79)%	17.21%	24.20%

Ratios to Average Net Assets:

Expenses	2.83%[5]	2.42%	2.05%	1.95%[5]

Net operating loss	(2.51)%[5]	(2.04)%	(1.88)%	(1.60)%[5]

Expense waiver/reimbursement[6]	0.00%[5,7]	0.02%	0.00%[7]	2.14%[5]

Supplemental Data:

Net assets, end of period (000 omitted)	$113,148	$126,320	$458,094	$34,771

Portfolio turnover	105%	224%	92%	36%

1 Reflects operations for the period from September 21, 1999 (date of initial public investment) to October 31, 1999.

2 Per share numbers have been calculated using the average shares method, which more appropriately represents the per share data for the period since the use of undistributed income method did not accord with the results of operations.

3 Amount is less than $0.01 per share.

4 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge if applicable.

5 Computed on an annualized basis.

6 This expense decrease is reflected in both the expense and the net operating loss ratios shown above.

7 Amount is less than 0.01%.

See Notes which are an integral part of the Financial Statements

Financial Highlights--Class C Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended October 31,
	4/30/2002	2001	2000	1999 [1]
Net Asset Value, Beginning of Period	$4.68	$14.52	$12.42	$10.00
Income From Investment Operations:
Net operating loss	(0.06)[2]	(0.16)[2]	(0.34)[2]	(0.02)[2]
Net realized and unrealized gain (loss) on investments	0.00 [3]	(9.68)	2.47	2.44

TOTAL FROM INVESTMENT OPERATIONS	(0.06)	(9.84)	2.13	2.42

Less Distributions:
Distributions from net realized gain on investments	--	--	(0.03)	--

Net Asset Value, End of Period	$4.62	$4.68	$14.52	$12.42

Total Return[4]	(1.28)%	(67.77)%	17.13%	24.20%

Ratios to Average Net Assets:

Expenses	2.83%[5]	2.42%	2.05%	1.95%[5]

Net operating loss	(2.51)%[5]	(2.04)%	(1.88)%	(1.60)%[5]

Expense waiver/reimbursement[6]	0.00%[5,7]	0.02%	0.00%[7]	2.14%[5]

Supplemental Data:

Net assets, end of period (000 omitted)	$21,791	$25,186	$99,315	$7,265

Portfolio turnover	105%	224%	92%	36%

1 Reflects operations for the period from September 31, 1999 (date of initial public investment) to October 31, 1999.

2 Per share numbers have been calculated using the average shares method, which more appropriately represents the per share data for the period since the use of undistributed income method did not accord with the results of operations.

3 Amount is less than $0.01 per share.

4 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge if applicable.

5 Computed on an annualized basis.

6 This expense decrease is reflected in both the expense and the net operating loss ratios shown above.

7 Amount is less than 0.01%.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

April 30, 2002 (unaudited)

ORGANIZATION

Federated Equity Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of eight portfolios. The financial statements included herein are only those of Federated Communications Technology Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers three classes of shares: Class A, Class B and Class C Shares. The investment objective of the Fund is to provide capital appreciation.

On December 21, 2001, the Fund acquired all the net assets of Federated Large Cap Tech Fund in a tax-free reorganization as follows:

	Shares of the Fund Issued	Federated Large Cap Tech Fund Net Assets Received	Unrealized Appreciation	[1]	Net Assets of Fund Prior to Combination	Net Assets of Federated Large Cap Tech Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
Class A	155,505	$ 839,725	$12,605		$ 60,828,271	$ 839,725	$ 61,667,996

Class B	256,223	1,360,541	28,827		139,771,806	1,360,541	141,132,347

Class C	20,336	107,985	5,643		27,503,270	107,985	27,611,255

1 Unrealized Appreciation is included in the Federated Large Cap Tech Fund Net Assets Received amount shown above.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP").

INVESTMENT VALUATION

Listed equity securities are valued at the last sale price reported on a national securities exchange. Listed corporate bonds are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-ended regulated investment companies are valued at net asset value. Securities for which no quotations are readily available are valued at fair value as determined in good faith using methods approved by the Board of Trustees (the "Trustees").

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreements.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. All discounts/premiums are accreted/amortized for financial reporting purposes as required. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Internal Revenue Code, as amended, (the "Code") applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

At October 31, 2001, the Fund, for federal tax purposes, had a capital loss carryforward of $723,952,888, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2008	$287,810,843

2009	436,142,045

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Securities Lending

The Fund participates in a securities lending program providing for the lending of corporate bonds, equity and government securities to qualified brokers. Collateral for securities loaned must be in cash or government securities. Collateral is maintained at a minimum level of 102% of the market value on investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the custodian, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

As of April 30, 2002, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities Loaned	Market Value of Collateral
$29,399,516	$29,656,409

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares.

Transactions in shares were as follows:

	Six Months Ended 4/30/2002		Year Ended 10/31/2001
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	1,097,416	$5,757,897	21,486,827	$211,254,555
Shares issued in connection with the tax-free transfer of assets from a mutual fund	155,505	839,725	--	--
Shares redeemed	(3,095,159)	(16,553,656)	(26,652,298)	(257,521,094)

NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(1,842,238)	$(9,956,034)	(5,165,471)	$(46,266,539)

	Six Months Ended 4/30/2002		Year Ended 10/31/2001
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	1,027,658	$5,411,430	5,825,631	$53,656,668
Shares issued in connection with the tax-free transfer of assets from a mutual fund	256,223	1,360,541	--	--
Shares redeemed	(3,760,626)	(19,518,269)	(10,390,535)	(82,625,447)

NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(2,476,745)	$(12,746,298)	(4,564,904)	$(28,968,779)

	Six Months Ended 4/30/2002		Year Ended 10/31/2001
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	355,246	$1,845,905	1,532,645	$13,353,849
Shares issued in connection with the tax-free transfer of assets from a mutual fund	20,336	107,985	--	--
Shares redeemed	(1,035,065)	(5,376,278)	(2,994,927)	(25,162,877)

NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(659,483)	$(3,422,388)	(1,462,282)	$(11,809,028)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(4,978,466)	$(26,124,720)	(11,192,657)	$(87,044,346)

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.75% of the Fund's average daily net assets.

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund may invest in Prime Value Obligations Fund, which is managed by the Adviser. The Adviser has agreed to reimburse certain investment adviser fees as a result of these transactions.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.150% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC.

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class B Shares	0.75%
Class C Shares	0.75%

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund's Class B and Class C Shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

Expense Reduction

The Fund directs certain portfolio trades to a broker that in turn pays a portion of the Fund's operating expenses. For the six months ended April 30, 2002, the Fund's expenses were reduced by $1,275 under these arrangements.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

Investment Transactions

Purchases and sales of investments, excluding long-term U.S. government securities and short-term securities (and in-kind contributions), for the six months ended April 30, 2002 were as follows:

Purchases	$209,445,946

Sales	$249,039,976

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the householding program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of householding. Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of householding at any time by calling 1-800-341-7400.

Federated
World-Class Investment Manager
Federated Communications Technology Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com
Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact
Federated Securities Corp., Distributor

Cusip 314172818
Cusip 314172792
Cusip 314172784

Federated is a registered mark of Federated Investors, Inc. 2002 ©Federated Investors, Inc.

25474 (6/02)

Federated Investors
World-Class Investment Manager

Federated Large Cap Growth Fund

A Portfolio of Federated Equity Funds

4TH SEMI-ANNUAL REPORT

April 30, 2002

Established 1998

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

J. Christopher Donahue

President

Federated Large Cap Growth Fund

President's Message

Dear Fellow Shareholder:

I am pleased to present the fourth Semi-Annual Report of Federated Large Cap Growth Fund, which provides investors with capital growth opportunities and competitive after-tax total returns through a highly diversified stock portfolio of the largest companies in the U.S. growth universe. These corporations typically are vintage firms that have long earnings and growth histories, employ tens of thousands of people and enjoy global market share. Among the approximately 100 large cap stocks held in the fund are renowned companies such as Exxon Mobil Corp., Textron, Inc. and Viacom Inc.

This report covers the six-month reporting period from November 1, 2001 through April 30, 2002. It begins with a discussion with the fund's co-portfolio managers, Angela Kohler, Assistant Vice President, and James Grefenstette, Senior Vice President, both of Federated Investment Management Company, about market conditions and fund strategy. It also includes a complete listing of the fund's stock holdings and the publication of the its financial statements.

As of April 30, 2002, the fund had net assets of $422.6 million. Individual share class total return performance for the reporting period follows.1

	Total Return	Net Asset Value Increase
Class A Shares	2.01%	$7.95 to $8.11 = 2.01%
Class B Shares	1.53%	$7.82 to $7.94 = 1.53%
Class C Shares	1.53%	$7.82 to $7.94 = 1.53%

1 Performance quoted is based on net asset value, reflects past performance and is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns for the period, based on offering price (i.e., less any applicable sales charge), for Class A, B and C shares were (3.57)%, (3.97)% and 0.53%, respectively.

Return After Taxes on Distributions at offering price for the reporting period were for Class A, B and C shares were (3.57)%, (3.97)% and 0.53%, respectively.

Return After Taxes on Distributions and Sale of Fund Shares at offering price for the reporting period were for Class A, B and C shares were (2.17)%, (2.41)% and 0.33%, respectively. Current performance information is available on our website at www.federatedinvestors.com or by calling 1-800-341-7400.

Even the most well-established corporate giants were not spared the shocks of the recent global economic slowdown. During the bear market, the "value" style of investing was favored over the "growth" style that this fund represents, and mid- and small-cap stocks have been outperforming their large-cap counterparts for some time.

Economists and market analysts, however, expect the U.S. recovery currently underway to pick up steam during the second half of this year, lifting corporate profits and moving stocks higher. A brightening economic picture showed bode well for large-cap growth investments in particular, and shareholders can be encouraged by the fund's significantly improved returns. Investors' "flight to quality" amid global uncertainty benefited large-cap stocks during the fund's reporting period.

When reviewing your portfolio and investment activity, keep in mind that a systematic investing program offers you a disciplined way to add to your accounts on a regular basis. Discuss with your investment representative the benefits of dollar-cost averaging, which may allow you to buy more shares at lower prices and fewer shares when prices are higher.2

Thank you for your continued confidence in Federated Large Cap Growth Fund. Your comments and suggestions are always welcome.

Sincerely,

J. Christopher Donahue

J. Christopher Donahue
June 15, 2002

2 Dollar-cost averaging does not ensure a profit or protect against loss in declining markets. Since such a plan of investing involves continuous investing regardless of fluctuating price levels, investors should consider their financial ability to continue to invest in periods of low price levels. After-tax returns are calculated using a standard set of assumptions. Actual after-tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the fund and shows the effect of taxes on fund distributions. Return After Taxes on Distribution and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans, or variable annuities.

Angela Kohler, CFA

Assistant Vice President

Federated Investment Management Company

James Grefenstette, CFA

Senior Vice President

Federated Investment Management Company

Investment Review

What are your comments on economic conditions and the large-cap market during the past six months?

In the fourth quarter of 2001, U.S. equities began to gain in value, as signs of an economic turnaround began to surface and corporate fundamentals began to improve. The U.S. economy and stock market greatly benefited from extraordinary monetary easing by the Federal Reserve Board (the "Fed"). Against this backdrop of low interest rates, low inflation and better corporate earnings reports and prospects, investors began to anticipate a rebound.

Despite impressive Gross Domestic Product growth, worker productivity and consumer confidence, investor optimism generally was tempered in the early part of 2002, when it appeared that the U.S. economic recovery would not be as straightforward--or occur as rapidly--as first hoped. Lingering high unemployment and questions about the War on Terrorism, the situation in the Middle East and rumored eventual military action by the United States in Iraq have complicated the outlook.

Enron's unraveling also rocked the market, which was further unsettled by subsequent (and perhaps inevitable) concerns about other corporations' accounting practices, financial disclosures and credit risks. Since then, the market seems to have adopted a "wait-and-see" or "prove it" stance, although some of this anxiety has been lessened by more positive earnings news from several bellwether companies, including previously "beaten-down" corporate names.

How did the fund perform during the reporting period?

Federated Large Cap Growth Fund's performance improved a great deal during the reporting period. From November 1, 2001 through April 30, 2002, the fund's total returns, based on net asset value, were 2.01% for Class A Shares, 1.53% for Class B Shares and 1.53% for Class C Shares.

Late in 2001, the Information Technology, Materials and Consumer Discretionary sectors contributed the most to the fund's performance, while holdings in Telecommunication Services and Utilities performed worst.

During the first part of 2002, holdings in Consumer Staples and Materials, as well as semiconductor and defense securities, aided performance, while Telecommunication Services, Utilities and Health Care stocks performed poorly.

In coming quarters, the fund will continue to emphasize sectors that present the greatest opportunities for sales growth, margin expansion and earnings acceleration with respect to valuation measures.

What were the fund's top ten holdings as of April 30, 2002, and what were the industry weightings?

The top ten stock holdings and industry weightings were as follows:

Name	Sector	Percentage of Net Assets
Omnicom Group, Inc.	Consumer Discretionary	1.9%
Wells Fargo & Co.	Financials	1.9%
Dell Computer Corp.	Information Technology	1.8%
Concord EFS, Inc.	Industrials	1.8%
Proctor & Gamble Co.	Consumer Staples	1.7%
Fifth Third Bancorp	Financials	1.7%
Kohl's Corp.	Consumer Discretionary	1.7%
Pfizer, Inc.	Health Care	1.7%
Clear Channel Communications, Inc.	Consumer Discretionary	1.7%
Univision Communications, Inc., Class A	Consumer Discretionary	1.7%
TOTAL		17.6%

Sector	Percentage of Net Assets	Percentage of S&P 500 Index	[1]
Information Technology	22.3%	15.2%
Health Care	15.0%	14.2%
Consumer Discretionary	14.3%	13.7%
Financials	13.3%	19.1%
Consumer Staples	9.6%	9.8%
Industrials	9.2%	10.7%
Energy	6.1%	7.0%
Telecommunication Services	2.5%	4.1%
Materials	2.1%	2.9%
Utilities	1.9%	3.3%
Other	3.9%	--

1 S&P 500 Index is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Investments cannot be made in an index.

What are some recent stock purchases?

Recent purchases for the fund included the following:

Exxon Mobil Corp. (1.2% of net assets) is the largest energy company in the United States with principal operations in the petroleum, petrochemical and electric power generation businesses. The company should benefit from an economic/recovery-induced rebound in demand.

Textron, Inc. (1.3% of net assets) is a diversified manufacturing company with businesses encompassing economically sensitive aircraft, automotive and industrial products. The company also has meaningful defense exposure.

Viacom, Inc. (0.6% of net assets) is a large media conglomerate with market-leading television networks. The company is uniquely positioned to benefit from a recovery in advertising spending driven by a stronger economy.

What is your strategy for the fund moving into the second half of 2002?

We believe we have positioned the fund to participate optimally in the economic recovery, and we continue to look for opportunities to invest in those large, well-established companies most likely to take advantage of improved demand, better pricing trends, and best able to sustain superior growth earnings.

We also seek to maintain broad market exposure, but will favor those sectors that are most responsive to a low interest rate environment and most sensitive to improving economic fundamentals. Information Technology and the media-related segments within Consumer Discretionary, for example, may offer good prospects. Likewise, we expect to underweight the Financials, Telecommunication Services and Utilities sectors and to avoid those companies whose business models may be especially vulnerable in the current environment.

What is your outlook for large-cap stocks?

As the economic recovery picks up speed and companies can grow earnings to boost their profitability, the fund should be well positioned to participate in the market upside. Mid- and small-cap stocks may continue to perform well for the duration of 2002, but we feel they are unlikely to outperform large caps to the extent they have in past quarters.

As the recovery takes hold, large-cap growth companies--already strengthened by last year's Fed rate cuts--will be poised to take advantage of jumps in business spending and inventory restocking, as well as investors' interest in returning to established, high-growth potential corporations. Additionally, the market's anxiety about this segment of the market over the last several quarters has provided unique investment opportunities, as many large-cap stocks have returned to historically reasonable valuations.

Portfolio of Investments

April 30, 2002 (unaudited)

Shares			Value
		COMMON STOCKS--96.3%
		Consumer Discretionary--14.3%
140,200	[1]	Bed Bath & Beyond, Inc.	$5,211,234
150,385	[1]	Clear Channel Communications, Inc.	7,060,576
56,400		Costco Wholesale Corp.	2,267,280
104,600		Harley Davidson, Inc.	5,542,754
77,800		Home Depot, Inc.	3,607,586
128,700		Interpublic Group of Cos., Inc.	3,974,256
99,700	[1]	Kohl's Corp.	7,347,890
93,600		Omnicom Group, Inc.	8,165,664
39,500		Target Corp.	1,724,175
174,600	[1]	Univision Communications, Inc., Class A	6,977,016
56,900	[1]	Viacom, Inc., Class B	2,679,990
105,100		Wal-Mart Stores, Inc.	5,870,886

		TOTAL	60,429,307

		Consumer Staples--9.6%
83,000		Anheuser-Busch Cos., Inc.	4,399,000
48,500		Clorox Co.	2,146,125
102,000		Coca-Cola Co.	5,662,020
93,500		Colgate-Palmolive Co.	4,956,435
76,200		General Mills, Inc.	3,356,610
110,000		Kraft Foods, Inc., Class A	4,514,400
32,990		PepsiCo, Inc.	1,712,181
81,600		Procter & Gamble Co.	7,365,216
228,500		Sysco Corp.	6,628,785

		TOTAL	40,740,772

		Energy--6.1%
74,000	[1]	BJ Services Co.	2,718,760
99,300		Baker Hughes, Inc.	3,741,624
48,500		ChevronTexaco Corp.	4,205,435
122,000		Exxon Mobil Corp.	4,900,740
113,100	[1]	Nabors Industries, Inc.	5,151,705
181,500		Occidental Petroleum Corp.	5,218,125

		TOTAL	25,936,389

Shares			Value
		COMMON STOCKS--continued
		Financials--13.3%
51,100		ACE, Ltd.	$2,223,872
6,500		American International Group, Inc.	449,280
172,800		AmSouth Bancorporation	3,924,288
81,300		Bank of New York Co., Inc.	2,974,767
41,400		Bear Stearns Cos., Inc.	2,564,316
107,200		Fifth Third Bancorp	7,352,848
32,900		Goldman Sachs Group, Inc.	2,590,875
132,200		MBNA Corp.	4,686,490
28,500		Marsh & McLennan Cos., Inc.	2,880,780
48,200		Merrill Lynch & Co., Inc.	2,021,508
25,400		Morgan Stanley, Dean Witter & Co.	1,212,088
417,900		Schwab (Charles) Corp.	4,759,881
82,000		State Street Corp.	4,191,020
59,300		Stilwell Financial, Inc.	1,266,648
187,600		Synovus Financial Corp.	5,072,704
154,500		Wells Fargo & Co.	7,902,675

		TOTAL	56,074,040

		Health Care--15.0%
65,900		Abbott Laboratories	3,555,305
19,100	[1,2]	Anthem, Inc.	1,302,620
177,600	[1]	Boston Scientific Corp.	4,425,792
63,060	[1]	Genentech, Inc.	2,238,630
76,700	[1]	Guidant Corp.	2,883,920
27,000		Johnson & Johnson	1,724,220
61,700		Lilly (Eli) & Co.	4,075,285
145,100		Medtronic, Inc.	6,484,519
194,700		Pfizer, Inc.	7,077,345
58,500		Pharmacia Corp.	2,411,955
66,300	[1]	St. Jude Medical, Inc.	5,516,823
75,900	[1]	Tenet Healthcare Corp.	5,568,783
59,000	[1]	WellPoint Health Networks, Inc.	4,429,720
114,800		Wyeth	6,543,600
154,000	[1]	Zimmer Holdings, Inc.	5,345,340

		TOTAL	63,583,857

Shares			Value
		COMMON STOCKS--continued
		Industrials--9.2%
228,400	[1]	Concord EFS, Inc.	$7,443,556
78,100		First Data Corp.	6,208,169
84,640		General Electric Co.	2,670,392
120,000		Honeywell International, Inc.	4,401,600
57,100		ITT Industries, Inc.	3,989,006
24,400		SPX Corp.	3,285,460
111,100		Textron, Inc.	5,463,898
75,700		United Technologies Corp.	5,311,869

		TOTAL	38,773,950

		Information Technology--22.3%
226,800	[1,2]	Accenture Ltd., Class A	4,862,592
69,300	[1]	Agilent Technologies, Inc.	2,082,465
258,700	[1]	Applied Materials, Inc.	6,291,584
80,400	[1]	Cadence Design Systems, Inc.	1,646,592
45,000	[1]	Celestica, Inc.	1,246,500
131,700	[1,2]	Check Point Software Technologies Ltd.	2,390,355
180,000	[1]	Cisco Systems, Inc.	2,637,000
293,500	[1]	Dell Computer Corp.	7,730,790
116,430		Intel Corp.	3,331,062
199,700	[1,2]	LSI Logic Corp.	2,566,145
82,700	[1]	Microchip Technology, Inc.	3,680,150
78,400		Micron Technology, Inc.	1,858,080
106,110	[1]	Microsoft Corp.	5,545,309
168,800		Motorola, Inc.	2,599,520
70,000		Nokia Corp., ADR	1,138,200
327,660	[1]	Oracle Corp.	3,289,706
20,000	[1]	QLogic Corp.	914,200
54,700	[1]	Qualcomm, Inc.	1,649,752
127,200	[2]	SAP AG, ADR	4,146,720
266,500	[1]	Siebel Systems, Inc.	6,446,635
41,900	[1]	SunGard Data Systems, Inc.	1,246,944
361,200	[1]	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	6,393,240
118,300	[1]	Teradyne, Inc.	3,897,985
Shares			Value
		COMMON STOCKS--continued
		Information Technology--continued
145,320		Texas Instruments, Inc.	$4,494,748
532,200	[1,2]	United Microelectronics Corp., ADR	5,375,220
189,600	[1]	Veritas Software Corp.	5,373,264
33,600	[1]	Xilinx, Inc.	1,268,736

		TOTAL	94,103,494

		Materials--2.1%
143,000		Ecolab, Inc.	6,279,130
45,700		Praxair, Inc.	2,609,470

		TOTAL	8,888,600

		Telecommunication Services--2.5%
77,900		BellSouth Corp.	2,364,265
182,100		SBC Communications, Inc.	5,656,026
63,500		Verizon Communications, Inc.	2,546,985

		TOTAL	10,567,276

		Utilities--1.9%
36,700		Duke Energy Corp.	1,406,711
103,700		FPL Group, Inc.	6,583,913

		TOTAL	7,990,624

		TOTAL COMMON STOCKS (IDENTIFIED COST $396,367,410)	407,088,309

		MUTUAL FUND--3.9%
16,476,770		Federated Prime Value Obligations Fund, Class IS (at net asset value)	16,476,770

		TOTAL INVESTMENTS (IDENTIFIED COST $412,844,180)[3]	$423,565,079

1 Non-income producing security.

2 Certain shares are temporarily on loan to unaffiliated broker/dealers.

3 The cost of investments for federal tax purposes amounts to $412,844,180. The net unrealized appreciation of investments on a federal tax basis amounts to $10,720,899 which is comprised of $30,339,401 appreciation and $19,618,502 depreciation at April 30, 2002.

Note: The categories of investments are shown as a percentage of net assets ($422,567,635) at April 30, 2002.

The following acronym is used throughout this portfolio:

ADR	--American Depositary Receipt

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

April 30, 2002 (unaudited)

Assets:
Total investments in securities, at value (identified cost $412,844,180)		$423,565,079
Cash held as collateral for securities lending		17,170,562
Income receivable		228,775
Receivable for investments sold		9,867,420
Receivable for shares sold		98,677

TOTAL ASSETS		450,930,513

Liabilities:
Payable for investments purchased	$10,497,824
Payable for shares redeemed	367,091
Payable on collateral due to broker	17,170,562
Accrued expenses	327,401

TOTAL LIABILITIES		28,362,878

Net assets for 52,645,908 shares outstanding		$422,567,635

Net Assets Consist of:
Paid in capital		$805,534,234
Net unrealized appreciation of investments		10,720,899
Accumulated net realized loss on investments		(391,480,517)
Accumulated net operating loss		(2,206,981)

TOTAL NET ASSETS		$422,567,635

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($209,007,583 ÷ 25,764,032 shares outstanding)		$8.11

Offering price per share (100/94.50 of $8.11)[1]		$8.58

Redemption proceeds per share		$8.11

Class B Shares:
Net asset value per share ($188,436,385 ÷ 23,719,151 shares outstanding)		$7.94

Offering price per share		$7.94

Redemption proceeds per share (94.50/100 of $7.94)[1]		$7.50

Class C Shares:
Net asset value per share ($25,123,667 ÷ 3,162,725 shares outstanding)		$7.94

Offering price per share		$7.94

Redemption proceeds per share (99.00/100 of $7.94)[1]		$7.86

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended April 30, 2002 (unaudited)

Investment Income:
Dividends (net of foreign taxes withheld of $3,608)			$1,754,653
Interest (including income on securities loaned of $19,669)			212,133

TOTAL INCOME			1,966,786

Expenses:
Investment adviser fee		$1,771,617
Administrative personnel and services fee		177,634
Custodian fees		19,715
Transfer and dividend disbursing agent fees and expenses		569,263
Directors'/Trustees' fees		1,809
Auditing fees		5,224
Legal fees		2,653
Portfolio accounting fees		60,144
Distribution services fee--Class A Shares		291,352
Distribution services fee--Class B Shares		786,265
Distribution services fee--Class C Shares		111,296
Shareholder services fee--Class B Shares		262,088
Shareholder services fee--Class C Shares		37,099
Share registration costs		25,352
Printing and postage		77,212
Insurance premiums		830
Miscellaneous		2,146

TOTAL EXPENSES		4,201,699

Reimbursement and Expense Reductions:
Reimbursement of investment adviser fee	$(1,926)
Fees paid indirectly from directed brokerage arrangements	(24,926)

TOTAL REIMBURSEMENT AND EXPENSE REDUCTIONS		(26,852)

Net expenses			4,174,847

Net operating loss			(2,208,061)

Realized and Unrealized Gain on Investments:
Net realized gain on investments			10,188,830
Net change in unrealized appreciation of investments			3,310,258

Net realized and unrealized gain on investments			13,499,088

Change in net assets resulting from operations			$11,291,027

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2002	Year Ended 10/31/2001
Increase (Decrease) in Net Assets
Operations:
Net operating loss	$(2,208,061)	$(6,435,713)
Net realized gain (loss) on investments	10,188,830	(311,415,344)
Net change in unrealized appreciation of investments	3,310,258	(34,673,343)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	11,291,027	(352,524,400)

Share Transactions:
Proceeds from sale of shares	25,901,407	149,150,227
Cost of shares redeemed	(78,904,999)	(217,590,073)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(53,003,592)	(68,439,846)

Change in net assets	(41,712,565)	(420,964,246)

Net Assets:
Beginning of period	464,280,200	885,244,446

End of period (including undistributed net investment income of $1,080 at October 31, 2001)	$422,567,635	$464,280,200

See Notes which are an integral part of the Financial Statements

Financial Highlights--Class A Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended October 31,		Period Ended
	4/30/2002	2001	2000	10/31/1999 [1]
Net Asset Value, Beginning of Period	$7.95	$13.37	$12.78	$10.00
Income From Investment Operations:
Net operating loss	(0.02)[2]	(0.06)	(0.13)[2]	(0.08)[2]
Net realized and unrealized gain (loss) on investments	0.18	(5.36)	0.72	2.86

TOTAL FROM INVESTMENT OPERATIONS	0.16	(5.42)	0.59	2.78

Less Distributions:
Distributions from net investment income	--	--	--	(0.00)[3]

Net Asset Value, End of Period	$8.11	$ 7.95	$13.37	$12.78

Total Return[4]	2.01%	(40.54)%	4.62%	27.83%

Ratios to Average Net Assets:

Expenses	1.40%[5,6]	1.37%	1.25%	1.20%[5]

Net operating loss	(0.55)%[5]	(0.60)%	(0.84)%	(0.82)%[5]

Expense waiver/reimbursement[7]	0.00%[5,8]	0.00%[8]	0.00%[8]	0.39%[5]

Supplemental Data:

Net assets, end of period (000 omitted)	$209,008	$228,433	$427,514	$105,338

Portfolio turnover	142%	221%	173%	36%

1 Reflects operations for the period from December 29, 1998 (date of initial public investment) to October 31, 1999.

2 Per share numbers have been calculated using the average shares method, which more appropriately represents the per share data for the period since the use of undistributed income method did not accord with the results of operations.

3 Amount represents less than $0.01 per share.

4 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

5 Computed on an annualized basis.

6 The expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The expense ratio is 1.39% after taking into account these expense reductions.

7 This expense decrease is reflected in both the expense and the net operating loss ratios shown above.

8 Amount represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Financial Highlights--Class B Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended October 31,		Period Ended
	4/30/2002	2001	2000	10/31/1999 [1]
Net Asset Value, Beginning of Period	$7.82	$13.24	$12.75	$10.00
Income From Investment Operations:
Net operating loss	(0.05)[2]	(0.16)	(0.24)[2]	(0.15)[2]
Net realized and unrealized gain (loss) on investments	0.17	(5.26)	0.73	2.90

TOTAL FROM INVESTMENT OPERATIONS	0.12	(5.42)	0.49	2.75

Net Asset Value, End of Period	$7.94	$ 7.82	$13.24	$12.75

Total Return[3]	1.53%	(40.94)%	3.84%	27.53%

Ratios to Average Net Assets:

Expenses	2.15%[4,5]	2.12%	2.00%	1.95%[4]

Net operating loss	(1.30)%[4]	(1.35)%	(1.59)%	(1.57)%[4]

Expense waiver/reimbursement[6]	0.00%[4,7]	0.00%[7]	0.00%[7]	0.39%[4]

Supplemental Data:

Net assets, end of period (000 omitted)	$188,436	$205,699	$400,171	$145,310

Portfolio turnover	142%	221%	173%	36%

1 Reflects operations for the period from December 29, 1998 (date of initial public investment) to October 31, 1999.

2 Per share numbers have been calculated using the average shares method, which more appropriately represents the per share data for the period since the use of undistributed income method did not accord with the results of operations.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 Computed on an annualized basis.

5 The expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The expense ratio is 2.14% after taking into account these expense reductions.

6 This expense decrease is reflected in both the expense and the net operating loss ratios shown above.

7 Amount does not round to 0.01%.

See Notes which are an integral part of the Financial Statements

Financial Highlights--Class C Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended October 31,		Period Ended
	4/30/2002	2001	2000	10/31/1999 [1]
Net Asset Value, Beginning of Period	$7.82	$13.23	$12.75	$10.00
Income From Investment Operations:
Net operating loss	(0.05)[2]	(0.15)	(0.24)[2]	(0.15)[2]
Net realized and unrealized gain (loss) on investments	0.17	(5.26)	0.72	2.90

TOTAL FROM INVESTMENT OPERATIONS	0.12	(5.41)	0.48	2.75

Net Asset Value, End of Period	$7.94	$ 7.82	$13.23	$12.75

Total Return[3]	1.53%	(40.89)%	3.76%	27.53%

Ratios to Average Net Assets:

Expenses	2.15%[4,5]	2.12%	2.00%	1.95%[4]

Net operating loss	(1.30)%[4]	(1.35)%	(1.59)%	(1.57)%[4]

Expense waiver/reimbursement[6]	0.00%[4,7]	0.00%[7]	0.00%[7]	0.39%[4]

Supplemental Data:

Net assets, end of period (000 omitted)	$25,124	$30,148	$57,560	$14,892

Portfolio turnover	142%	221%	173%	36%

1 Reflects operations for the period from December 29, 1998 (date of initial public investment) to October 31, 1999.

2 Per share numbers have been calculated using the average shares method, which more appropriately represents the per share data for the period since the use of undistributed income method did not accord with the results of operations.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 Computed on an annualized basis.

5 The expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The expense ratio is 2.14% after taking into account these expense reductions.

6 This expense decrease is reflected in both the expense and the net operating loss ratios shown above.

7 Amount does not round to 0.01%.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

April 30, 2002 (unaudited)

ORGANIZATION

Federated Equity Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of eight portfolios. The financial statements included herein are only those of Federated Large Cap Growth Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers three classes of shares: Class A Shares, Class B and Class C Shares. The investment objective of the Fund is appreciation of capital.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP").

Investment Valuation

Listed equity securities are valued at the last sale price reported on a national securities exchange. U.S. Government securities are generally valued at the mean of the latest bid and asked prices as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available are valued at fair value as determined in good faith using methods approved by the Board of Trustees (the "Trustees").

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. All discounts/premiums are accreted/amortized for financial reporting purposes as required. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Internal Revenue Code, as amended, (the "Code") applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

At October 31, 2001, the Fund, for federal tax purposes, had a capital loss carryforward of $370,702,050, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2007	$ 5,068,154

2008	70,273,043

2009	295,360,853

Securities Lending

The Fund participates in a securities lending program providing for the lending of corporate bonds, equity and government securities to qualified brokers. Collateral for securities loaned must be in cash or government securities. Collateral is maintained at a minimum level of 102% of the market value on investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the custodian, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

As of April 30, 2002, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities Loaned	Market Value of Collateral
$16,712,997	$17,170,562

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares.

Transactions in shares were as follows:

	Six Months Ended 4/30/2002		Year Ended 10/31/2001
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	1,964,173	$16,837,302	8,281,066	$87,529,377
Shares redeemed	(4,919,382)	(42,265,429)	(11,541,475)	(117,255,343)

NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(2,955,209)	$(25,428,127)	(3,260,409)	$(29,725,966)

	Six Months Ended 4/30/2002		Year Ended 10/31/2001
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	931,275	$7,876,433	4,507,132	$48,422,942
Shares redeemed	(3,521,816)	(29,666,751)	(8,418,892)	(82,773,359)

NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(2,590,541)	$(21,790,318)	(3,911,760)	$(34,350,417)

	Six Months Ended 4/30/2002		Year Ended 10/31/2001
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	141,317	$1,187,672	1,260,578	$13,197,908
Shares redeemed	(834,971)	(6,972,819)	(1,754,482)	(17,561,371)

NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(693,654)	$(5,785,147)	(493,904)	$(4,363,463)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(6,239,404)	$(53,003,592)	(7,666,073)	$(68,439,846)

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Co., the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.75% of the Fund's average daily net assets.

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund may invest in Prime Value Obligations Fund which is managed by the Adviser. The Adviser has agreed to reimburse certain investment adviser fees as a result of these transactions.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.150% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Class A, Class B and Class C Shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC.

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class B Shares	0.75%
Class C Shares	0.75%

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. For the six months ended April 30, 2002, Class A Shares did not incur a shareholder services fee.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

Expense Reduction

The Fund directs certain portfolio trades to a broker that in turn pays a portion of the Fund's operating expenses. For the six months ended April 30, 2002, the Fund's expense were reduced by $24,926 under these arrangements.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities (and in-kind contributions), for the six months ended April 30, 2002, were as follows:

Purchases	$633,800,199

Sales	$685,140,635

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the householding program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of householding. Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of householding at any time by calling 1-800-341-7400.

Federated
World-Class Investment Manager
Federated Large Cap Growth Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com
Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact
Federated Securities Corp., Distributor

Cusip 314172842
Cusip 314172834
Cusip 314172826

Federated is a registered mark of Federated Investors, Inc. 2002 ©Federated Investors, Inc.

G02516-02 (6/02)

Federated Investors
World-Class Investment Manager

Federated Kaufmann Fund

A Portfolio of Federated Equity Funds

SEMI-ANNUAL REPORT

April 30, 2002

CLASS K SHARES

Established 1986

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

Lawrence Auriana

Portfolio Co-Manager

Federated Investment Management Company

Hans Utsch

Portfolio Co-Manager

Federated Investment Management Company

Dear Valued Shareholder:

We are pleased to report that for the six-month reporting period ended April 30, 2002, Federated Kaufmann Fund had a total return at net asset value of 12.18%.1 The fund outperformed its peer group, as represented by the Lipper Multi-Cap Growth Index (LMCGI),2 which was up just 1.13%.

While short-term performance can be gratifying at times, the primary goal of Federated Kaufmann Fund has always been superior long-term performance. With that in mind, we are particularly proud that Lipper has ranked Federated Kaufmann Fund as the #3 performing fund in its category for the ten-year period ended April 30, 2002, with a 15.94% average annual return based on net asset value, and for the 15-year period ended April 30, 2002, with a 15.81% average annual return based on net asset value, we were ranked #1!4

The following graph illustrates that a hypothetical investment of $10,000 in the fund over a 15-year period ended April 30, 2002 would have an ending value of $90,216, compared to the Russell Mid Cap Growth Index (RMGI),3 which would be valued at $46,978, and the Lipper Multi-Cap Growth Index (LMCGI), which would be valued at $44,678.

1 Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total return for the six-month period, based on offering price, (i.e., less any redemption fee), for Class K Shares was 11.96%. Current performance information is available at our website www.federatedinvestors.com or by calling 1-800-341-7400.

The fund is the successor to The Kaufmann Fund, Inc. (Kaufmann Fund) pursuant to a reorganization that took place effective on April 23, 2001. Prior to that date, the fund's Class K Shares had no investment operations. Accordingly, the performance information of the Federated Kaufmann Fund is adjusted to reflect the expenses applicable to the fund's Class K Shares. The fund's performance assumes the reinvestment of all dividends and distributions. Small company stocks may be less liquid and subject to greater price volatility than large capitalization stocks.

2 Lipper figures represent the average annual returns reported by all mutual funds designated by Lipper, Inc. falling into the category indicated. They do not reflect sales charges.

3 The RMGI measures the performance of those Russell mid-cap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000 Growth Index. Indexes are unmanaged, and investments cannot be made in an index.

4 See next page for complete ranking.

Growth of a $10,000 Investment Over 15 Years in Federated Kaufmann Fund

The following tables show the fund's rankings and total returns as compared with its peer group and benchmarks as of April 30, 2002.

		1-Year	2-Year	5-Year	10-Year	15-Year
Ranking[4]
Federated Kaufmann Fund, Class K Shares		4	4	17	3	1
Total number of Multi-Cap Growth Funds		445	328	169	46	35

Average Annual Total Returns for the Period Ended 4/30/2002	6-Month	1-Year	2-Year	5-Year	10-Year	15-Year
Average Annual Total Returns at Net Asset Value
Federated Kaufmann Fund, Class K Shares[5]	12.18%	6.88%	4.02%	13.20%	15.94%	15.81%
Russell Mid Cap Growth Index[6]	6.97%	(15.01)%	(24.40)%	9.44%	11.25%	11.07%
Lipper Multi-Cap Growth Index[6]	1.13%	(22.19)%	(24.51)%	6.10%	10.20%	10.33%

Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

4 As per Lipper, Inc. Lipper rankings are based on total return and do not take sales charges into account.

5 Performance shown is for the fund's Class K Shares at net asset value. Based on the redemption fee of 0.20%, the fund's Class K Shares' 6-month cumulative total return and 1-year, 2-year, 5-year, 10-year and 15-year average annual total returns were 11.96%, 6.66%, 3.92, 13.15%, 15.92% and 15.80%, respectively. Additional classes of shares are available. Performance for these classes will vary due to differences in charges and expenses.

6 The RMGI and LMCGI are not adjusted to reflect sales charges or other fees that the Securities and Exchange Commission requires to be reflected in the fund's performance. Investments cannot be made in an index.

For reporting purposes, the fund operates on a fiscal year that runs from November 1 to October 31. Thus, the first half of fiscal 2002 ended on April 30, 2002.

The simplest and best explanation of our strong recent performance is that the fund's core holdings represent businesses that have continued to experience high rates of growth in sales and earnings--right through the country's economic recession. The fund's biggest gainers in the first half of the reporting period have all been profitable, well-managed, fast-growing companies including: PETsMART, Inc. (pet superstores; 5.9% of net assets), Cendant Corp. (diversified consumer services, 3.6% of net assets), Lincare Holdings, Inc. (home respiratory therapy, 6.9% of net assets), Concord EFS, Inc. (electronic fund transfer services, 2.7% of net assets), Affiliated Computer Services, Inc. (computerized business services, 3.0% of net assets), Dollar Tree Stores, Inc. (discount variety store chain, 1.1% of net assets), Unilab Corp. (clinical laboratory testing services, 1.6% of net assets), Advanced Auto Parts, Inc. (retail auto parts chain, 1.2% of net assets) and Ace, Ltd. (specialty commercial insurance company, 1.1% of net assets).

These investments have something else in common. They are in businesses that we have come to know well after many years of observation and study. For example, we started buying PETsMART, Inc. in 1998, having followed it since 1993 when it went public. We first bought Lincare Holdings, Inc. in 1992, and in 1994, we bought Concord EFS, Inc. and Affiliated Computer Services, Inc. The position in Dollar Tree Stores, Inc. was established in 2001, but we have had a position in a similar company, Family Dollar Stores, Inc. since 1997. In the same vein, we bought Ace Ltd. in 1999, after learning the industry through a position in Philadelphia Consolidated Holding Corp., which we have held since 1994. Unilab Corp. and Advanced Auto Parts Inc. were both recently purchased on their initial public offering. The decision to add these positions to our portfolio was based, to a large extent, on years of buying and selling stocks of other companies in similar businesses. We believe our many years of experience give us an information advantage in our stock selection.

During the past few months, the U.S. equity market has been adversely affected by a crisis of confidence caused by issues in corporate governance and accounting standards. However, we believe investor confidence will improve during the second half of this calendar year, as the appropriate regulatory, government and industry groups address these issues.

In our opinion, the U.S. equity market will end the year on an upward trend in view of an increase in corporate profits, brought about by resumption in worldwide economic growth and an accommodative monetary policy by the Federal Reserve Board.

As always, we thank you for your support and look forward to serving you for many years to come.

Sincerely yours,

Hans Utsch

Hans Utsch
Portfolio Co-Manager

June 15, 2002

Lawrence Auriana

Lawrence Auriana
Portfolio Co-Manager

Portfolio of Investments

April 30, 2002 (unaudited)

Shares or Units Held			Value
		STOCKS--94.9%
		FINANCIAL--13.3%
		Finance--7.0%
500,000		Allied Capital Corp.	$13,050,000
1,300,000	[1]	Alphyra Group (IEP)	3,628,813
500,000		Capital One Financial Corp.	29,945,000
3,140,400	[1]	Concord EFS, Inc.	102,345,636
503,400	[1,2,4]	Federal Agricultural Mortgage Corp.	18,983,214
1,300,000	[1,2]	IndyMac Bancorp, Inc.	32,825,000
900,000	[1,2]	National Processing, Inc.	26,865,000
1,040,900	[1]	Ocwen Financial Corp.	7,806,750
1,219,900		Providian Financial Corp.	8,661,290
123,160	[2]	Shokoh Fund & Co. Ltd. (JPY)	15,148,713
125,000		USA Education, Inc.	11,981,250

		TOTAL	271,240,666

		Insurance--4.7%
300,000		Aon Corp.	10,719,000
1,000,000		Ace, Ltd.	43,520,000
404,100	[1]	Arch Capital Group Ltd.	11,791,638
500,000		Gallagher (Arthur J.) & Co.	18,050,000
300,000		MGIC Investment Corp.	21,408,000
1,100,000	[1,4]	Philadelphia Consolidated Holding Corp.	46,970,000
900,000	[1]	Phoenix Companies, Inc.	16,749,000
975,000	[1,4]	RTW, Inc.	1,306,500
100,000		XL Capital Ltd.	9,435,000

		TOTAL	179,949,138

		Venture Capital--0.8%
1	[1,3]	Apollo Investment Fund	1,605,793
1	[1,3]	FA Private Equity Fund IV, LP	100,000
1	[3]	Greenfield Technology Venture Fund I, LP	67,685
1	[3]	Incuvest LLC, Pfd.	5,000,000
1	[3]	Latin Healthcare Fund I, LP	9,934,956
1	[3]	Peachtree/CB Partners, LLC	2,270,904
Shares or Units Held			Value
		STOCKS--continued
		FINANCIAL--continued
		Venture Capital--continued
1	[3]	Peachtree/DMI Partners, LLC	$1,155,000
1	[3]	Peachtree/Heartlab Partners, LLC	673,750
1	[3]	Peachtree/Leadscope, LLC	670,000
1	[3]	Peachtree/Leadscope, LLC	400,000
1	[3]	Peachtree/Medichem Partners, LLC	464,007
1	[3]	Peachtree/OpenNetworks Partners, LLC	962,500
1	[3]	Peachtree/Velquest Partners, LLC	477,500
1	[3]	Rocket Ventures II, LP	4,609,289
1	[1,3]	The Infrastructure Fund, LP	333,315
52,500	[3]	Western Growth Capital Partners I, LLP	164,850

		TOTAL	28,889,549

		Real Estate--0.8%
10,000	[2]	Four Seasons Hotels, Inc.	499,500
35,000		General Growth Properties, Inc.	1,600,550
300,000		Marriott International, Inc., Class A	13,182,000
219,600	[1]	Prime Hospitality Corp.	2,830,644
518,000		Redwood Trust, Inc.	14,944,300

		TOTAL	33,056,994

		TOTAL FINANCIAL	513,136,347

		HEALTH--31.2%
		Health Care Services--15.7%
75,000	[1,2]	AMN Healthcare Services, Inc.	2,310,750
600,000	[1]	Apria Healthcare Group, Inc.	15,594,000
1,175,000	[1,4]	CareScience, Inc.	1,351,250
500,000	[1]	Community Health Systems, Inc.	14,510,000
3,985	[1,3,4]	CompBenefits Corp. -- Convertible Participating Pfd.	4,421,366
347,492	[1,3,4]	CompBenefits Corp. -- Voting Common	191,121
350,000	[1]	Coventry Health Care, Inc.	11,025,000
200,000	[1]	Cross Country, Inc.	6,052,000
400,000	[1]	First Health Group Corp.	11,600,000
400,000	[2]	HCA, Inc.	19,116,000
Shares or Units Held			Value
		STOCKS--continued
		HEALTH--continued
		Health Care Services--continued
250,000	[1]	Health Management Associates, Inc.	$5,335,000
2,000,000	[1]	HEALTHSOUTH Corp.	30,200,000
600,000	[1,2]	Laboratory Corporation of America Holdings	59,520,000
465,400	[1,2]	LifePoint Hospitals, Inc.	19,546,800
8,391,600	[1,4]	Lincare Holdings, Inc.	264,167,568
100,000	[1]	MedicaLogic/Medscape, Inc.	21,000
5,000	[1]	Medical Staffing Network Holdings, Inc.	121,200
200,000	[1,2]	MIM Corp.	3,560,000
232,500	[1]	Odyssey Healthcare, Inc.	7,909,650
200,000	[1]	Pediatric Services of America, Inc.	2,080,000
120,000	[1,2]	Quest Diagnostic, Inc.	11,031,600
300,000	[1]	Renal Care Group, Inc.	10,650,000
1,000,000	[1,2]	Select Medical Corp.	15,050,000
150,000	[1]	Tenet Healthcare Corp.	11,005,500
400,000	[1,2]	Triad Hospitals, Inc.	16,800,000
214,300	[1]	Trover Solutions, Inc.	1,264,370
2,000,000	[1,4]	Unilab Corp.	59,940,000

		TOTAL	604,374,175

		Medical Equipment & Supplies--7.5%
296,296	[3]	AeroGen, Inc. -- Series F Pfd.	503,704
1,500,000	[1]	Alliance Imaging, Inc.	19,635,000
181,400	[1,2]	American Science & Engineering, Inc.	3,491,950
200,000	[1]	Aspect Medical Systems, Inc.	2,000,000
200,000		Baxter International, Inc.	11,380,000
850,000	[1,4]	Bionx Implants, Inc.	4,675,000
500,000	[2]	Cardinal Health, Inc.	34,625,000
600,000	[1,4]	Conceptus, Inc.	10,854,000
714,286	[1,3,4]	Conceptus, Inc.	12,921,434
4,761,904	[3]	Converge Medical, Inc. -- Series C Pfd.	3,000,000
500,000	[1,3]	Cortek, Inc. -- Series C Convertible Pfd.	660,000
1,515,152	[1,3]	Cortex, Inc. -- Series D Convertible Pfd.	2,000,001
700,000	[1,2]	Cryolife, Inc.	20,629,000
1,766,000	[1,4]	Curon Medical, Inc.	5,986,740
Shares or Units Held			Value
		STOCKS--continued
		HEALTH--continued
		Medical Equipment & Supplies--continued
900,000	[1,2,4]	DJ Orthopedics, Inc.	$7,704,000
1	[3]	De Novo (Q) Ventures I, LP	3,830,792
2,083,333	[3]	DexCom, Inc. -- Series B Pfd.	3,000,000
100,000	[1,2]	Endocare, Inc.	1,919,000
400,000	[1]	Guidant Corp.	15,040,000
206,000	[1]	Haemonetics Corp.	6,826,840
300,000	[1]	INAMED Corp.	11,049,000
5,414	[3]	Medtronic, Inc.	241,952
617,400	[1,4]	NMT Medical, Inc.	3,655,008
1,640,400	[1,4]	Natus Medical, Inc.	7,217,760
10,000	[1,2]	Neoforma, Inc.	177,000
931,900	[1,2,4]	Orthofix International NV	34,666,680
1,040,000	[3]	Sanarus Medical, Inc. -- Series A Pfd.	1,795,040
1,448,436	[3]	Sanarus Medical, Inc. -- Series B Pfd.	2,500,001
500,000	[3]	Spinal Dynamics Corp. -- Series D Pfd.	3,000,000
300,000	[1,2]	Therasense, Inc.	7,500,000
277,777	[1,3]	ThermoGenesis Corp. -- Warrants 4/27/2006	321,327
250,000	[1,3]	ThermoGenesis Corp. -- Warrants 3/26/2007	250,035
1,388,885	[1,3]	ThermoGenesis Corp.	3,055,547
556,400	[1]	ThermoGenesis Corp.	1,224,080
1,250,000	[1,2,3]	ThermoGenesis Corp.	2,200,000
800,000		Varian Medical Systems, Inc.	34,680,000
100,000	[1]	Zimmer Holdings, Inc.	3,471,000

		TOTAL	287,686,891

		Pharmaceuticals & Biotech--8.0%
200,000		Abbott Laboratories	10,790,000
266,667	[3]	ACADIA Pharmaceuticals, Inc.	2,000,003
100,000	[1,2]	Alexion Pharmaceuticals, Inc.	1,848,000
210,000	[1]	Allos Therapeutics, Inc.	1,669,500
250,000	[1,3,4]	Aradigm Corp.	3,800,000
650,000	[3]	Aradigm Corp., Warrants 12/17/2006	1,375,968
1,694,915	[3]	Ardais Corp., Convertible Pfd.	9,999,999
535,000	[1]	Argonaut Technologies, Inc.	1,246,550
500,000	[1]	ArQule, Inc.	4,750,000
Shares or Units Held			Value
		STOCKS--continued
		HEALTH--continued
		Pharmaceuticals & Biotech--continued
475,000	[1,2]	Array BioPharma, Inc.	$4,640,750
175,000	[1,2]	Atrix Labs, Inc.	4,193,000
600,000	[1]	Bruker AXS, Inc.	1,608,000
1,126,200	[1]	Charles River Laboratories International, Inc.	33,729,690
400,000	[1,2]	Corvas International, Inc.	1,256,000
500,000	[1]	DOV Pharmaceutical, Inc.	3,750,000
92,970	[1,2]	deCODE GENETICS, Inc.	515,984
645,161	[3]	diaDexus, Inc. -- Series C Pfd.	4,999,998
700,000	[1,2]	Dr. Reddy's Laboratories Ltd., ADR (IDR)	15,309,000
1,129,323	[1,2]	Exelixis, Inc.	11,180,298
200,000	[1]	Forest Laboratories, Inc.	15,428,000
279,000		Galen Holdings PLC, ADR	8,755,020
600,000	[1]	Genentech, Inc.	21,300,000
296,296	[1,3]	Genta, Inc.	3,981,329
300,000	[1,2]	Genzyme Transgenics Corp.	834,000
400,000	[1]	Gilead Sciences, Inc.	12,448,000
300,000		GlaxoSmithKline PLC, ADR	14,415,000
210,000	[1,2]	ICN Pharmaceuticals, Inc.	5,808,600
515,000	[1,2]	IDEC Pharmaceuticals Corp.	28,299,250
155,000	[1,2,3]	Intermune, Inc.	4,146,250
266,666	[1]	King Pharmaceuticals, Inc.	8,357,312
100,000	[1]	Large Scale Biology Corp.	265,900
250,000	[1]	Medarex, Inc.	2,535,000
200,000		Merck & Co., Inc.	10,868,000
266,668	[1,3]	Mitokor -- Series F Pfd.	2,000,010
266,668	[1,3]	Mitokor -- Series F1 Pfd.	2,000,010
100,000	[1,2]	NPS Pharmaceuticals, Inc.	2,981,000
400,000		Pfizer, Inc.	14,540,000
1,300,525	[1,4]	Point Therapeutics, Inc.	2,275,919
230,000	[1,2]	POZEN, Inc.	1,129,300
300,000	[1,2]	Protein Design Labs, Inc.	5,388,000
125,000	[1]	Salix Pharmaceuticals, Ltd.	1,852,375
Shares or Units Held			Value
		STOCKS--continued
		HEALTH--continued
		Pharmaceuticals & Biotech--continued
250,000	[1]	SangStat Medical Corp.	$5,825,000
320,000	[1,2]	Shire Pharmaceuticals Group PLC, ADR	7,104,000
770,000	[1,2]	Telik, Inc.	8,008,000

		TOTAL	309,208,015

		TOTAL HEALTH	1,201,269,081

		RETAIL--15.6%
		Restaurants--3.3%
404,000	[1]	ARAMARK Corp., Class B	11,190,800
10,000	[2]	CKE Restaurants, Inc.	124,000
24,000	[1]	Checkers Drive-In Restaurants, Inc.	290,366
20,439,322	[4]	J.D. Wetherspoon PLC (GBP)	106,881,221
200,000	[2]	Ruby Tuesday, Inc.	5,024,000
225,000	[1]	Smith & Wollensky Restaurant Group, Inc.	1,305,000
544,500		Worldwide Restaurant Concepts, Inc.	1,230,570

		TOTAL	126,045,957

		Retail--12.3%
775,500	[1,2]	Advance Auto Parts, Inc.	45,909,600
100,000	[1,2]	Cost Plus, Inc.	2,945,000
200,000	[1]	Costco Wholesale Corp.	8,040,000
1,150,000	[1]	Dollar Tree Stores, Inc.	43,861,000
1,000,000		Family Dollar Stores, Inc.	34,600,000
120,000	[2]	Fast Retailing Co., Ltd. (JPY)	3,194,893
200,000		Harley--Davidson, Inc.	10,598,000
100,000	[1,2]	HomeStore.com, Inc.	254,000
200,000	[1,2]	Jones Apparel Group, Inc.	7,790,000
400,000	[1]	Kohl's Corp.	29,480,000
830,000		Limited, Inc.	15,902,800
500,000	[1]	MSC Industrial Direct Co., Inc., Class A	10,625,000
200,000	[1]	Office Depot, Inc.	3,828,000
500,000	[1]	PETCO Animal Supplies, Inc.	12,000,000
15,145,713	[1,4]	PETsMART, Inc.	227,488,609
200,000	[1]	Staples, Inc.	3,994,000
500,000		Sysco Corp.	14,505,000
10,000		Walgreen Co.	377,700

		TOTAL	475,393,602

		TOTAL RETAIL	601,439,559

Shares or Units Held			Value
		STOCKS--continued
		SERVICES--14.7%
		Business Services--7.1%
50,000	[1]	Accenture Ltd., Class A	$1,072,000
7,792,700	[1]	Cendant Corp.	140,190,673
1,300,000	[1]	Corporate Executive Board Co.	49,400,000
300,000	[1]	CoStar Group, Inc.	7,143,000
1,260,600	[1,4]	Dispatch Management Services Corp.	3,782
335,000	[1,4]	Exponent, Inc.	4,401,900
98,172		Financiere Marc de Lacharriere SA (FRF)	4,236,078
25,000		Global Payments, Inc.	960,500
10,000		iDine Rewards Network, Inc.	103,500
150,000	[1]	Iron Mountain, Inc.	4,620,000
223,400	[1]	Kroll, Inc.	4,141,836
50,000		Landauer, Inc.	2,050,000
87,300	[1]	Management Network Group, Inc.	426,024
400,000		Moody's Corp.	17,432,000
250,000		Paychex, Inc.	9,332,500
49,500	[2]	TALX Corp.	806,850
1,700,000	[1,2]	VCA Antech, Inc.	25,925,000

		TOTAL	272,245,643

		Media--4.6%
500,000	[1]	Clear Channel Communications, Inc.	23,475,000
1,300,000	[1]	Comcast Corp.	34,775,000
600,000	[1,2]	Cox Communications, Inc.	20,034,000
380,000	[1,2]	Entercom Communication Corp.	19,855,000
150,000	[1]	Hispanic Broadcasting Corp.	4,023,000
762,158	[1]	JC Decaux SA (FRF)	9,470,734
800,000	[1]	Lamar Advertising Co.	34,344,000
300,000	[1]	Liberty Media Corp., Class A	3,210,000
10,000	[1]	SKY Perfect Communications, Inc. (JPY)	8,952,551
400,000	[1]	Viacom, Inc., Class B	18,840,000

		TOTAL	176,979,285

		Personal Services--0.4%
475,000	[1,2]	Weight Watchers International, Inc.	17,936,000

Shares or Units Held			Value
		STOCKS--continued
		SERVICES--continued
		Recreation & Entertainment--0.4%
200,000		Carnival Corp.	$6,662,000
215,180		Dover Downs Gaming & Entertainment, Inc.	2,506,847
307,400		Dover Motorsports, Inc.	2,483,792
200,000	[1,2]	Orient-Express Hotel Ltd., Class A	3,966,000
50,000	[1,2]	Speedway Motorsports, Inc.	1,492,500

		TOTAL	17,111,139

		Telecommunication Services--0.9%
2,000,000	[1,2]	Allegiance Telecom, Inc.	4,060,000
200,000	[1,2]	American Tower Corp., Class A	998,000
1,000,000		AT&T Corp.	13,120,000
666,600	[1]	Crown Castle International Corp.	4,866,180
250,000	[1,3]	PayPal, Inc.	5,248,000
20,833	[1,3]	RateXchange Corp.-- Warrants 3/15/2003	146
4,923,100	[1,2,4]	TALK America Holdings, Inc.	5,267,717

		TOTAL	33,560,043

		Transportation--1.3%
400,000	[1]	ExpressJet Holdings, Inc.	5,740,000
1,000,000	[1]	Golar LNG Ltd.	6,543,723
25,000	[1,2]	JetBlue Airways Corp.	1,257,500
1,550,000	[1,2]	OMI Corp.	6,990,500
400,000	[1,2]	Ryanair Holdings PLC, ADR	12,400,000
940,000	[1,2,4]	Stelmar Shipping Ltd. (GRD)	14,805,000

		TOTAL	47,736,723

		TOTAL SERVICES	565,568,833

		TECHNOLOGY--13.3%
		Computer Hardware & Peripherals--1.5%
212,000	[1,2]	Concurrent Computer Corp.	1,452,200
400,000	[1]	Dell Computer Corp.	10,536,000
40,000	[1,2]	Integrated Defense Technologies, Inc.	1,198,000
700,000	[1]	Lexar Media, Inc.	2,240,000
200,000	[1,2]	Drexler Technology Corp.	4,714,000
723,800	[1]	Omnicell, Inc.	4,067,756
200,000	[1,2]	OSI Systems, Inc.	3,996,000
Shares or Units Held			Value
		STOCKS--continued
		TECHNOLOGY--continued
		Computer Hardware & Peripherals--continued
1,300,000	[1]	Solectron Corp.	$9,490,000
1,000,000	[1]	Synaptics, Inc.	16,830,000
200,000	[1,2]	Visionics Corp.	2,024,000

		TOTAL	56,547,956

		Computer Software--4.6%
2,309,400	[1,2]	Acclaim Entertainment, Inc.	12,378,384
200,000		Amdocs Ltd.	4,346,000
45,000	[1]	Attunity Ltd.	67,050
9,000	[1,3]	Attunity Ltd. -- Warrants 3/21/2005	2,051
9,000	[1,3]	Attunity Ltd. -- Warrants 3/22/2005	2,051
700,000	[1]	Borland Software Corp.	7,630,000
100,000	[1,2]	Cognos, Inc.	2,305,000
350,000	[1]	i2 Technologies, Inc.	1,102,500
590,000	[1,2]	Informatica Corp.	4,678,700
250,000	[1]	Macromedia, Inc.	5,597,500
1,750,000	[1,2,4]	Magma Design Automation, Inc.	31,412,500
155,900	[1,2]	Manhattan Associates, Inc.	4,923,322
3,100,000	[1]	Merant PLC (GBP)	4,876,698
200,000	[1]	Microsoft Corp.	10,452,000
700,000	[1,2]	Midway Games, Inc.	9,555,000
65,000	[1]	NVIDIA Corp.	2,262,650
454,900	[1,2]	Nassda Corp.	6,782,559
100,000	[1,2]	Precise Software Solutions Ltd.	1,314,000
500,000	[2]	SAP AG, ADR	16,300,000
1,000,000	[1]	SeaChange International, Inc.	11,130,000
350,000	[1,2]	SeeBeyond Technology Corp.	1,204,000
1,333,334	[3]	SensAble Technologies, Inc. -- Series B Pfd.	4,426,669
443,979	[3]	SensAble Technologies, Inc. -- Series C Pfd.	1,474,010
340,000	[1,2]	SilverStream Software, Inc.	1,693,200
200,000	[1]	SurfControl, PLC (GBP)	1,611,000
262,500	[1,2]	THQ, Inc.	9,203,250
34,433	[1]	TIBCO Software, Inc.	288,892
480,000	[1,2]	TTI Team Telecom International Ltd.	11,400,000
275,000	[1]	Websense, Inc.	7,345,250

		TOTAL	175,764,236

Shares or Units Held			Value
		STOCKS--continued
		TECHNOLOGY--continued
		Data Processing Services--3.6%
2,100,000	[1]	Affiliated Computer Services, Inc., Class A	$113,547,000
200,000		First Data Corp.	15,898,000
1,300,000	[1,2,4]	Online Resources Corp.	4,550,000
2,000,000	[3]	Ryan Hankin Kent, Inc. -- Series B Convertible Pfd.	2,000,000
300,000	[1,2]	Vicinity Corp.	585,000

		TOTAL	136,580,000

		Networking & Telecommunication Equipment--1.7%
557,576	[1]	Alvarion Ltd. (ILS)	1,053,819
556,587	[3]	Centerpoint Broadband Technology, Inc.	3,589,986
1,059,322	[3]	Expand Networks Ltd. -- Series C Pfd.	2,500,000
76,500	[1,2]	GlobespanVirata, Inc.	451,350
555,000	[1]	Integrated Telecom Express, Inc.	971,250
5,000		Lucent Technologies, Inc.	4,758,250
300,000	[1]	Motorola, Inc.	14,400,000
679,348	[3]	Multiplex, Inc. -- Series C Pfd.	5,000,001
500,000	[1]	Oracle Corp.	5,020,000
600,000	[1,2]	Powerwave Technologies, Inc.	7,164,000
92,300	[1,2]	Spectrian Corp.	1,009,762
725,000	[1,2]	UTStarcom, Inc.	17,762,500
1,538,461	[3]	Yipes Communication Group, Inc.	1,999,999
1	[1]	Yipes Communication, Inc.	1,000,000

		TOTAL	66,680,917

		Online Internet Information--0.6%
417,660	[1,2,3]	EasyLink Services Corp.	910,499
967,200	[1,2]	Hollywood Media Corp.	4,042,896
2	[3]	Internet.com Venture Partners III, LLC	537,145
700,000	[1,2]	Ticketmaster, Class B	16,471,000

		TOTAL	21,961,540

		Semiconductor & Equipment--1.3%
100,000	[1]	Altera Corp.	2,056,000
400,000	[1]	ATI Technologies, Inc. (CAN)	4,092,098
450,000	[1,2]	ATI Technologies, Inc.	4,590,000
250,000	[1,2]	Conexant Systems, Inc.	2,550,000
1,600,000	[1,2,4]	Genesis Microchip, Inc.	38,416,000

		TOTAL	51,704,098

		TOTAL TECHNOLOGY	509,238,747

Shares or Units Held			Value
		STOCKS--continued
		OTHER--6.8%
		Building Products--0.2%
100,000	[1]	Simpson Manufacturing Co., Inc.	6,570,000

		Construction & Engineering--0.4%
180,000	[1]	Emcor Group, Inc.	10,953,000
125,000	[1]	URS Corp.	3,850,000

		TOTAL	14,803,000

		Energy--2.9%
200,000	[2]	Alliant Energy Corp.	5,650,000
300,000	[2]	Duke Energy Corp.	7,737,000
1,227,500	[2]	EEX Corp.	2,430,450
10,000		Electricity Generating Public Co., Ltd. (THB)	9,364
180,000		Forest Oil Corp.	5,670,000
100,000	[1,2]	Input/Output, Inc.	905,000
925,000		Kinder Morgan, Inc.	44,779,250
200,000	[1]	McDermott International, Inc.	3,194,000
300,000	[1]	NRG Energy, Inc.	4,413,000
274,292	[2]	NUI Corp.	7,351,026
400,000		Ocean Energy, Inc.	8,560,000
716,000	[1]	Oceaneering International, Inc.	18,974,000
100,000	[1]	Oil States International, Inc.	1,075,000
100,000		TECO Energy, Inc.	2,750,000

		TOTAL	113,498,090

		Industrial Conglomerate--0.1%
469,800	[1,4]	Ceradyne, Inc.	3,777,192

		Marine--0.6%
1,575,600	[1]	Frontline Ltd. (NOK)	17,246,306
33,400	[1,2]	Frontline Ltd., ADR	365,062
300,000	[1,2]	Tsakos Energy Navigation Ltd.	4,560,000

		TOTAL	22,171,368

		Metals & Mining--0.3%
200,000		Barrick Gold Corp.	4,014,000
200,000		Goldcorp, Inc.	3,562,000
200,000	[2]	Newmont Mining Corp. (Holding Company)	5,702,000

		TOTAL	13,278,000

Shares, Units Held or Principal Amount			Value
		STOCKS--continued
		OTHER--continued
		Staples--2.3%
300,000		Kellogg Co.	$10,776,000
475,000		Loews Corp. -- Carolina Group	15,589,500
800,000		Philip Morris Cos., Inc.	43,544,000
200,000		Proctor & Gamble Co.	18,052,000

		TOTAL	87,961,500

		TOTAL OTHER	262,059,150

		TOTAL STOCKS (IDENTIFIED COST $2,684,140,440)	3,652,711,717

		PREFERRED STOCKS--0.2%
		Industrial--0.1%
10,000		Ford Motor Co. Cap Trust II, Conv. Pfd., $2.71	562,800
45,000		Northrop Grumman, Corp., Conv. Pfd., $7.25	5,805,000

		TOTAL	6,367,800

		Telecommunication Services--0.1%
138,700	[2]	Crown Castle International Corp., $0.47	2,860,688

		TOTAL PREFERRED STOCKS (IDENTIFIED COST $7,999,188)	9,228,488

		CONVERTIBLE BONDS--0.5%
		Semiconductor & Equipment--0.4%
$20,000,000		Advanced Micro Devices, Inc., 4.75%, 2/1/2022	16,500,000

		Telecommunication Services--0.1%
7,600,000	[2]	Allegiance Telecom, Inc., Sr. Note, 12.875%, 5/15/2008	2,280,000

		TOTAL CONVERTIBLE BONDS (IDENTIFIED COST $22,674,299)	18,780,000

		PURCHASED CALL OPTION--0.1%
110,000,000		United Kingdom, Government of (identified cost $1,459,995)	1,496,511

		MUTUAL FUND--6.8%
262,686,349		Prime Value Obligations Fund, Class IS (at net asset value)	262,686,349

		TOTAL INVESTMENTS (IDENTIFIED COST $2,978,960,271)[5]	$3,944,903,065

Shares			Value
		SCHEDULE OF SECURITIES SOLD SHORT
40,000		Applied Materials, Inc.	$972,800
349,000		Aradigm Corp.	1,326,200
30,000		Cabot Microelectronics Corp.	1,467,000
20,000		Garmin Ltd.	450,200
20,000		Qiagen NV	262,000

		TOTAL SECURITIES SOLD SHORT (PROCEEDS $6,552,476)	$4,478,200

1 Non-income producing security.

2 Certain shares are temporarily on loan to unaffiliated broker/dealers.

3 Restricted security-not registered under the Securities Act of 1933. At April 30, 2002, these securities amounted to $134,775,993 which represents 3.5% of net assets.

4 Affiliated company. At April 30, 2002, these securities amounted to $928,091,481 which represents 24.1% of net assets.

5 The cost of investments for generally accepted accounting principles is $2,978,960,271. Cost for federal tax purposes is $2,978,945,972. The difference between cost for generally accepted accounting principles ("GAAP") and cost on a tax basis is related to amortization/accretion tax elections on fixed income securities. The net unrealized appreciation of investments on a federal tax basis amounts to $965,957,093 which is comprised of $1,123,567,379 appreciation and $157,610,286 depreciation at April 30, 2002.

Note: The categories of investments are shown as a percentage of net assets ($3,848,685,595) at April 30, 2002.

The following acronyms are used throughout this portfolio:

ADR	--American Depositary Receipt
CAN	--Canadian Dollar
FRF	--French Franc
GBP	--British Pound
GRD	--Greek Drachma
IDR	--Indian Rupel
IEP	--Irish Pound
ILS	--Israeli Sheckel
JPY	--Japanese Yen
NOK	--Norwegian Kroner
THB	--Thai Baht

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

April 30, 2002 (unaudited)

Assets:
Total investments in securities, at value (identified cost $2,978,960,271)		$3,944,903,065
Cash		7,378,860
Cash held as collateral for securities lending		385,526,970
Income receivable		1,686,328
Receivable for investments sold		51,938,323
Receivable for shares sold		10,876,281
Other assets		122,291

TOTAL ASSETS		4,402,432,118

Liabilities:
Securities sold short, at value (proceeds $6,552,476)	$4,478,200
Payable for investments purchased	160,534,082
Payable for shares redeemed	554,981
Payable on collateral due to broker	385,526,970
Options written, at value (premium received $1,459,995)	533,232
Accrued expenses	2,119,058

TOTAL LIABILITIES		553,746,523

Net assets for 882,256,326 shares outstanding		$3,848,685,595

Net Assets Consist of:
Paid in capital		$2,978,224,082
Net unrealized appreciation of investments and translation of assets and liabilities in foreign currency		968,953,179
Accumulated net realized loss on investments, options and foreign currency transactions		(76,013,750)
Net operating loss		(22,477,916)

TOTAL NET ASSETS		$3,848,685,595

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($222,954,747 ÷ 51,132,573 shares outstanding)		$4.36

Offering price per share (100/94.50 of $4.36)[1]		$4.61

Redemption proceeds per share		$4.36

Class B Shares:
Net asset value per share ($243,169,675 ÷ 55,980,644 shares outstanding)		$4.34

Offering price per share		$4.34

Redemption proceeds per share (94.50/100 of $4.34)[1]		$4.10

Class C Shares:
Net asset value per share ($69,181,165 ÷ 15,922,790 shares outstanding)		$4.34

Offering price per share		$4.34

Redemption proceeds per share (99.00/100 of $4.34)[1]		$4.30

Class K Shares:
Net asset value per share ($3,313,380,008 ÷ 759,220,319 shares outstanding)		$4.36

Offering price per share		$4.36

Redemption proceeds per share (99.80/100 of $4.36)[1]		$4.35

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended April 30, 2002 (unaudited)

Investment Income:
Dividends (net of foreign taxes withheld of $37,724)			$6,375,948
Interest (including income on securities loaned of $509,984)			5,963,219

TOTAL INCOME			12,339,167

Expenses:
Investment adviser fee		$25,087,767
Administrative personnel and services fee		1,323,930
Custodian fees		105,633
Transfer and dividend disbursing agent fees and expenses		1,853,144
Auditing fees		7,042
Legal fees		21,126
Portfolio accounting fees		179,575
Distribution services fee--Class A Shares		188,992
Distribution services fee--Class B Shares		521,656
Distribution services fee--Class C Shares		135,340
Distribution services fee--Class K Shares		7,986,746
Shareholder services fee--Class A Shares		188,992
Shareholder services fee--Class B Shares		173,885
Shareholder services fee--Class C Shares		45,113
Shareholder services fee--Class K Shares		3,993,373
Share registration costs		88,027
Printing and postage		139,083

TOTAL EXPENSES		42,039,424

Waivers and Reimbursement:
Waiver of investment adviser fee	$(2,640,818)
Waiver of transfer and dividend disbursing agent fees and expenses	(16,549)
Waiver of distribution services fee--Class A Shares	(6,048)
Waiver of distribution services fee--Class K Shares	(4,514,109)
Reimbursement of investment adviser fee	(44,817)

TOTAL WAIVERS AND REIMBURSEMENT		(7,222,341)

Net expenses			34,817,083

Net operating loss			(22,477,916)

Realized and Unrealized Gain on Investments, Options and Foreign Currency Transactions:
Net realized gain on investments, options and foreign currency transactions			97,898,638
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency			325,834,708

Net realized and unrealized gain on investments, options and foreign currency transactions			423,733,346

Change in net assets resulting from operations			$401,255,430

See Notes which are an integral part of the Financial Statements

Statement of Operations

Period Ended October 31, 2001

Investment Income:
Dividends (net of foreign taxes withheld of $477,202)			$9,123,408
Interest (including income on securities loaned of $1,085,466)			31,498,657

TOTAL INCOME			40,622,065

Expenses:
Investment adviser fee		$40,104,743
Administrative personnel and services fee		1,341,673
Custodian fees		244,308
Transfer and dividend disbursing agent fees and expenses		2,621,953
Directors'/Trustees' fees		153,707
Auditing fees		171,604
Legal fees		32,432
Portfolio accounting fees		177,972
Distribution services fee--Class A Shares		40,251
Distribution services fee--Class B Shares		131,916
Distribution services fee--Class C Shares		36,381
Distribution services fee--Class K Shares		12,247,441
Shareholder services fee--Class A Shares		40,251
Shareholder services fee--Class B Shares		43,972
Shareholder services fee--Class C Shares		12,127
Shareholder services fee--Class K Shares		4,358,076
Share registration costs		121,912
Printing and postage		289,349
Insurance premiums		17,350
Taxes		631
Loan Commitment Fee		120,548
Miscellaneous		124,022

TOTAL EXPENSES		62,432,619

Waivers and Reimbursement:
Waiver of investment adviser fee	$(3,959,878)
Waiver of distribution services fee--Class A Shares	(3,330)
Waiver of distribution services fee--Class K Shares	(4,332,506)
Reimbursement of investment adviser fee	(18,160)

TOTAL WAIVERS AND REIMBURSEMENT		(8,313,874)

Net expenses			54,118,745

Net operating loss			(13,496,680)

Realized and Unrealized Gain (Loss) on Investments, Options and Foreign Currency Transactions:
Net realized loss on investments, options and foreign currency transactions			(178,085,170)
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency			35,813,094

Net realized and unrealized loss on investments and foreign currency			(142,272,076)

Change in net assets resulting from operations			$(155,768,756)

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2002	Period Ended 10/31/2001 [1]	Year Ended 12/31/ 2000
Increase (Decrease) in Net Assets
Operations:
Net operating loss	$(22,477,916)	$(13,496,680)	$(29,086,054)
Net realized gain (loss) on investments, options and foreign currency transactions	97,898,638	(178,085,170)	1,371,849,414
Net change in unrealized appreciation/ depreciation of investments and translation of assets and liabilities in foreign currency	325,834,708	35,813,094	(963,389,691)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	401,255,430	(155,768,756)	379,373,669

Distributions to Shareholders:
Distributions from net realized gain on investments, options and foreign currency transactions
Class A Shares	(7,960,335)	--	--
Class B Shares	(6,341,398)	--	--
Class C Shares	(1,509,536)	--	--
Class K Shares	(254,263,967)	--	(1,170,154,603)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(270,075,236)	--	(1,170,154,603)

Share Transactions:
Proceeds from sale of shares	770,013,883	431,117,573	246,148,129
Net asset value of shares issued to shareholders in payment of distributions declared	261,828,852	--	1,134,809,314
Cost of shares redeemed	(503,181,845)	(454,498,665)	(698,057,347)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	528,660,890	(23,381,092)	682,900,096

Change in net assets	659,841,084	(179,149,848)	(107,880,838)

Net Assets:
Beginning of period	3,188,844,511	3,367,994,359	3,475,875,197

End of period	$3,848,685,595	$3,188,844,511	$3,367,994,359

1 The Fund changed its fiscal year end from December 31 to October 31.

See Notes which are an integral part of the Financial Statements

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Period Ended	Year Ended December 31,
	4/30/02	10/31/01 [1,2]	2000	1999	1998	1997	1996
Net Asset Value, Beginning of Period	$4.23	$4.43	$5.95	$5.68	$6.37	$5.84	$5.05
Income From Investment Operations:
Net operating loss	(0.03)[3,4]	(0.03)[4]	(0.05)	(0.06)	(0.04)	(0.06)	(0.03)
Net realized and unrealized gain (loss) on investments, options and foreign currency transactions	0.52 [3]	(0.17)	0.76	1.32	0.02	0.80	1.08

TOTAL FROM INVESTMENT OPERATIONS	0.49	(0.20)	0.71	1.26	(0.02)	0.74	1.05

Less Distributions:
Distributions from net realized gain on investments, options and foreign currency transactions	(0.36)	--	(2.23)	(0.99)	(0.67)	(0.21)	(0.26)

TOTAL DISTRIBUTIONS	(0.36)	--	(2.23)	(0.99)	(0.67)	(0.21)	(0.26)

Net Asset Value, End of Period	$4.36	$4.23	$4.43	$5.95	$5.68	$6.37	$5.84

Total Return[5]	12.18%	(4.51)%	10.86%	26.01%	0.72%	12.59%	20.91%

Ratios to Average Net Assets:

Expenses	1.95%[6]	1.95%[6]	1.89%	1.95%	1.96%	1.89%	1.93%

Expenses excluding interest expense	1.95%[6]	1.95%[6]	1.88%	1.94%	1.95%	1.88%	1.92%

Net operating loss	(1.25)%[3,6]	(0.48)%[6]	(0.80)%	(1.19)%	(0.66)%	(1.00)%	(0.82)%

Expense waiver/reimbursement[7]	0.43%[6]	0.30%[6]	0.12%	0.15%	0.11%	0.12%	0.13%

Supplemental Data:

Net assets, end of period (000 omitted)	$3,313,380	$3,018,540	$3,367,994	$3,475,875	$4,621,018	$6,008,161	$5,341,311

Portfolio turnover	31%	74%	78%	78%	59%	65%	72%

1 The Fund changed its fiscal year end from December 31 to October 31. Effective April 23, 2001, Federated Investment Management Company became the Fund's investment adviser. Prior to April 23, 2001, Edgemont Asset Management Corporation served as the Fund's investment adviser.

2 Beginning with the period ended October 31, 2001, the Fund was audited by Ernst & Young LLP. Each of the previous years was audited by other auditors.

3 Effective November 1, 2001, the Fund has adopted the provisions of the American Institute of Certified Public Accountant (AICPA) Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. For the six months ended April 30, 2002, this effect had no change on the net investment income per share, net realized and unrealized gain (loss) on investments per share, or the ratio of net investment income to average net assets. Per share, ratios and supplemental data for periods prior to November 1, 2001 have not been restated to reflect this change in presentation.

4 Per share numbers have been calculated using the average shares method, which more appropriately represents the per share data for the period since the use of the undistributed income method did not accord with results of operations.

5 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

6 Computed on an annualized basis.

7 This voluntary expense decrease is reflected in both the expense and the net operating loss ratios shown above.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

April 30, 2002 (unaudited)

ORGANIZATION

Federated Equity Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of eight portfolios. The financial statements included herein are only those of Federated Kaufmann Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers four classes of shares: Class A Shares, Class B Shares, Class C Shares and Class K Shares. The investment objective of the Fund is capital appreciation.

Shareholders and/or the Board of Trustees (the "Trustees") approved a change in the name of the Fund as follows:

Effective Date	Old Name	New Name
April 20, 2001	The Kaufmann Fund, Inc.	Federated Kaufmann Fund

Effective April 23, 2001, Class A, Class B and Class C Shares were added.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with GAAP.

Investment Valuations

U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities, and unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Listed equity securities are valued at the last sale price reported on a national securities exchange. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange. Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded prior to the closing of the New York Stock Exchange. Foreign securities quoted in foreign currencies are translated into U.S. dollars at the foreign exchange rate in effect at noon, eastern time, on the day the value of the foreign security is determined. Securities for which no quotations are readily available are valued at fair value as determined in good faith using methods approved by the Trustees.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. All discounts/premiums are accreted/amortized for financial reporting purposes as required. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Effective November 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. The cumulative effect of this accounting change had no impact on the total net assets of the Fund, but resulted in adjustments to the financial statements as follows:

	For the Six Months Ended 4/30/2002
	Net Investment Income	Net Unrealized Appreciation/ Depreciation
Increase (Decrease)	$14,299	$(14,299)

The Statement of Changes in Net Assets and Financial Highlights for prior periods have not been restated to reflect this change in presentation.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Internal Revenue Code, as amended, (the "Code") applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

At October 31, 2001, the Fund, for federal tax purposes, had a capital loss carryforward of $171,404,253, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire in 2009.

Withholding taxes on foreign interest and dividends have been provided for in accordance with the applicable country's tax rules and rates.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Futures Contracts

The Fund purchases stock index futures contracts to manage cashflows, enhance yield and to potentially reduce transaction costs. Upon entering into a stock futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. For the six months ended April 30, 2002, the Fund had no open futures contracts.

Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities.

Foreign Exchange Contracts

The Fund may enter into foreign currency commitments for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign currency contract transactions to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies; whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency transactions are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

At April 30, 2002, the Fund had no outstanding foreign currency commitments.

Written Options Contracts

The Fund may write option contracts. A written option obligates the Fund to deliver call, or to receive a put at the contracted amount upon exercise by the holder of the option. The value of the option contract is recorded as a liability and unrealized gain or loss is measured by the difference between the current value and the premium received. For the six months ended April 30, 2002, the Fund had no realized gain (loss) on written options.

Contracts	Number of Contracts	Premium
Outstanding at 10/31/2001	--	$ --

Options written	110	1,459,995

Options expired	--	--

Options bought to close	--	--

Outstanding at 4/30/2002	110	$1,459,995

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies ("FCs") are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Securities Lending

The Fund participates in a securities lending program providing for the lending of corporate bonds, equity and government securities to qualified brokers. Collateral for securities loaned must be in cash or government securities. Collateral is maintained at a minimum level of 102% of the market value on investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the custodian, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

As of April 30, 2002, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities Loaned	Market Value of Collateral
$377,446,262	$385,526,970

Short Sales

The Fund may sell a security it does not own in anticipation of a decline in the fair value of the security. When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in good faith using methods approved by the Trustees. Certain of these securities may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.

Additional information on each restricted held at April 30, 2002 is as follows:

Description	Date of Acquisition	Cost
ACADIA Pharmaceuticals, Inc.	05/03/2000	$2,000,002

AeroGen, Inc. -- Series F Pfd.	07/06/2000	2,000,000

Apollo Investment Fund	05/18/2001 -- 04/01/2002	1,605,793

Aradigm Corp.	12/17/2001	6,050,000

Aradigm Corp. -- Warrants 12/17/2006	12/17/2001	--

Ardais Corp., Convertible Pfd.	03/02/2001 -- 03/08/2001	9,999,999

Attunity Ltd. -- Warrants 3/21/2005	07/13/2000	--

Attunity Ltd. -- Warrants 3/22/2005	07/13/2000	--

Centerpoint Broadband Technology, Inc.	10/25/2000	6,000,008

CompBenefits Corp. -- Convertible Participating Pfd.	05/24/1995 -- 07/12/2000	4,090,205

CompBenefits Corp. -- Voting Common	05/24/1995 -- 07/12/2000	176,696

Conceptus, Inc.	04/10/2001	5,000,000

Converge Medical, Inc. - Series C Pfd.	10/25/2001	3,000,000

Cortek, Inc. -- Series C Convertible Pfd.	02/29/2000	1,000,000

Cortek, Inc. -- Series D Convertible Pfd.	06/18/2001	2,000,000

De Novo (Q) Ventures I, LP	03/09/2000 -- 11/09/2001	4,000,000

DexCom, Inc. -- Series B Pfd.	12/01/2000	3,000,000

diaDexus, Inc. -- Series C Pfd.	04/04/2000	4,999,998

EasyLink Services Corp.	09/14/2000	3,000,000

Expand Networks Ltd. -- Series C Pfd.	09/22/2000	2,500,000

FA Private Equity Fund IV, LP	03/04/2002	100,000

Genta, Inc.	09/25/2000	1,999,998

Greenfield Technology Venture Fund I, LP	06/15/1998	88,344

Incuvest LLC, Pfd.	01/05/2000	5,000,000

Intermune, Inc.	08/11/2000 -- 01/29/2002	7,701,758

Internet.com Venture Partners III, LLC	05/17/2000 -- 07/28/2000	600,000

Latin Healthcare Fund I, LP	11/28/2000 -- 03/20/2002	9,934,956

Medtronic, Inc.	03/15/2000 -- 03/28/2002	16,700,759

Mitokor -- Series F Pfd.	11/09/2001	2,000,010

Mitokor -- Series F1 Pfd.	08/22/2000	2,000,010

Multiplex, Inc. -- Series C Pfd.	02/22/2001	5,000,001

PayPal, Inc.	04/24/2002	4,000,000

Peachtree/CB Partners, LLC	03/08/2000 -- 11/09/2001	3,103,863

Peachtree/DMI Partners, LLC	05/09/2001 -- 09/26/2001	1,218,088

Peachtree/Heartlab Partners, LLC	04/03/2001 -- 09/26/2001	687,795

Peachtree/Leadscope, LLC	04/30/2002	400,000

Peachtree/Leadscope, LLC	06/30/2000 -- 10/02/2001	712,054

Peachtree/Medichem Partners, LLC	06/07/1999	1,261,066

Description	Date of Acquisition	Cost
Peachtree/OpenNetworks Partners, LLC	10/05/2000 -- 10/02/2001	$990,753

Peachtree/Velquest Partners, LLC	09/14/2000 -- 10/02/2001	494,382

RateXchange Corp. -- Warrants 3/15/2003	03/15/2000	--

Rocket Ventures II, LP	07/20/1999 -- 04/23/2002	5,000,000

Ryan Hankin Kent, Inc. -- Series B Convertible Pfd.	09/18/2001 -- 12/27/2001	2,000,000

Sanarus Medical, Inc. -- Series A Pfd.	11/16/1999 -- 07/16/2001	1,560,000

Sanarus Medical, Inc. -- Series B Pfd.	07/16/2001 -- 09/19/2001	2,504,354

SensAble Technologies, Inc. Series B Pfd.	12/23/1999	2,064,237

SensAble Technologies, Inc. Series C Pfd.	04/05/2000	1,474,010

Spinal Dynamics Corp. -- Series D Pfd.	02/21/2001	3,000,000

The Infrastructure Fund, LP	08/11/2000 -- 09/27/2001	350,000

ThermoGenesis Corp. -- Warrants 4/27/2006	04/26/2001	--

ThermoGenesis Corp. -- Warrants 3/26/2007	03/26/2002	270,000

ThermoGenesis Corp.	03/26/2002	2,230,000

ThermoGenesis Corp.	04/26/2001	2,499,993

Western Growth Capital Partners I, LLP	12/31/1997	205,543

Yipes Communication Group, Inc.	09/19/2000	9,999,997

Change in Fiscal Year

The Fund's fiscal year-end changed from December 31 to October 31 in 2001.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

Transactions with Affiliated Companies

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting shares. Transactions with affiliated companies during the six months ended April 30, 2002 are as follows:

	Affiliates	Purchase Cost	Sales Cost	Dividend Income	Value
[1,2]	Aradigm Corp.	$ --	$4,181,569	$ --	$ 3,800,000

[1]	Bionx Implants, Inc.	--	--	--	4,675,000

[1]	CareScience, Inc.	--	--	--	1,351,250

[1]	Ceradyne, Inc.	4,237,072	--	--	3,777,192

[1,2]	CompBenefits Corp. -- Convertible Participating Pfd.	--	--	--	4,421,366

[1,2]	CompBenefits Corp. -- Voting Common	--	--	--	191,121

[1]	Conceptus, Inc.	--	--	--	10,854,000

[1,2]	Conceptus, Inc.	--	--	--	12,921,434

[1]	Curon Medical Inc.	2,735,135	--	--	5,986,740

[1]	DJ Orthopedics, Inc.	9,286,016	--	--	7,704,000

[1]	Dispatch Management Services Corp.	--	--	--	3,782

[1]	Exponent, Inc.	4,241,635	--	--	4,401,900

[1]	Federal Agricultural Mortgage Corp.	--	--	--	18,983,214

[1]	Genesis Microchip, Inc.	37,754,266	--	--	38,416,000

	J.D. Wetherspoon PLC (GBP)	--	--	562,231	106,881,221

[1]	Lincare Holdings, Inc.	--	--	--	264,167,568

[1]	Magma Design Automation, Inc.	34,036,867	--	--	31,412,500

[1]	NMT Medical, Inc.	3,024,798	--	--	3,655,008

[1]	Natus Medical, Inc.	6,829,421	--	--	7,217,760

[1]	Online Resources Corp.	4,119,972	--	--	4,550,000

[1]	Orthofix International NV	--	--	--	34,666,680

[1]	PETsMART, Inc.	--	--	--	227,488,609

[1]	Philadelphia Consolidated Holding Corp.	--	--	--	46,970,000

[1,2]	Point Therapeutics, Inc.	5,000,000	--	--	2,275,919

[1]	RTW, Inc.	--	--	--	1,306,500

[1]	Stelmar Shipping Ltd. (GRD)	--	--	--	14,805,000

[1]	TALK America Holdings, Inc.	705,808	--	--	5,267,717

[1]	Unilab Corp.	--	--	--	59,940,000

	TOTAL OF AFFILIATED TRANSACTIONS	$111,970,990	$4,181,569	$562,231	$ 928,091,481

1 Non-income producing security.

2 Restricted security.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares.

Transactions in shares were as follows:

	Six Months Ended 4/30/2002		Period Ended 10/31/2001[1]
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	108,178,533	$459,277,820	41,367,036	$180,340,778
Shares issued to shareholders in payment of distributions declared	1,494,952	6,024,685	--	--
Shares redeemed	(78,698,523)	(333,379,099)	(21,209,425)	(90,660,799)

NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	30,974,962	$131,923,406	20,157,611	$89,679,979

	Six Months Ended 4/30/2002		Period Ended 10/31/2001[1]
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	40,396,754	$171,068,105	17,098,334	$77,080,641
Shares issued to shareholders in payment of distributions declared	1,447,859	5,834,872	--	--
Shares redeemed	(2,202,945)	(9,355,735)	(759,358)	(3,206,753)

NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	39,641,668	$167,547,242	16,338,976	$73,873,888

	Six Months Ended 4/30/2002		Period Ended 10/31/2001[1]
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	12,259,132	$52,049,193	4,478,742	$20,217,956
Shares issued to shareholders in payment of distributions declared	358,506	1,444,779	--	--
Shares redeemed	(543,932)	(2,314,316)	(629,658)	(2,698,625)

NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	12,073,706	$51,179,656	3,849,084	$17,519,331

1 Reflects operations for the period from April 23, 2001 (date of initial public investment) to October 31, 2001.

	Six Months Ended 4/30/2002		Period Ended 10/31/2001[2]		Year Ended 12/31/2000
Class K Shares:	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	20,560,986	$87,618,765	34,790,447	$153,478,198	38,614,486	$246,148,129
Shares issued to shareholders in payment of distributions declared	61,515,865	248,524,516	--	--	248,841,044	1,134,809,314
Shares redeemed	(37,224,300)	(158,132,695)	(81,356,446)	(357,932,488)	(110,894,428)	(698,057,347)

NET CHANGE RESULTING FROM CLASS K SHARE TRANSACTIONS	44,852,551	$178,010,586	(46,565,999)	$(204,454,290)	176,561,102	$682,900,096

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	127,542,887	$528,660,890	(6,220,328)	$(23,381,092)	176,561,102	$682,900,096

2 The Fund changed its fiscal year from December 31 to October 31 in 2001.

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 1.425% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify of terminate this voluntary waiver at any time at its sole discretion.

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund may invest in Prime Value Obligations Fund which is managed by the Fund's Adviser. The Adviser has agreed to reimburse certain investment adviser fees as a result of these transactions.

Under the terms of a sub-adviser agreement between the Adviser and the Trust Division of Federated Global Investment Management Corp. ("FGIMC"), FGIMC receives an annual fee from the Adviser equal to 1.175% of the Fund's average daily net assets. In addition, FGIMC may voluntarily choose to reduce its compensation. For the six months ended April 30, 2002, FGIMC earned a sub-adviser fee of $18,187,948.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.150% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Class A, Class B, Class C and Class K Shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC.

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class B Shares	0.75%
Class C Shares	0.75%
Class K Shares	0.50%

FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts.

Redemption Fee

The Fund imposes a redemption fee of 0.20% on the redemption price of the Fund's capital stock shares redeemed, if such shares were purchased after February 1,1985. The redemption fee is applied to the Fund's expenses for providing redemption services, including, but not limited to: transfer agent fees, postage, printing, telephone and related employment costs. Any excess fee proceeds are added to the Fund's assets. For the six months ended April 30, 2002, redemption fees of $302,599 were allocated to cover the cost of redemptions.

Commitments and Contingencies

In the course of pursuing its investment philosophy, the Fund sometimes invests in limited partnerships and limited liability companies. These entities often require the Fund to commit to a total dollar amount to be invested. The actual investments are usually made in installments over a period of time. At April 30, 2002, the Fund had total commitments to limited partnerships and limited liability companies of $40,800,000; of this amount $20,726,497 was actually invested by the Fund leaving the Fund contingently liable for additional investments of $20,073,503.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities (and in-kind contributions), for the six months ended April 30, 2002, were as follows:

Purchases	$1,470,012,732

Sales	$967,636,580

CONCENTRATION OF CREDIT RISK

The Fund invests in securities of non-U.S. issuers. The political or economic developments within a particular country or region may have an adverse effect on the ability of domiciled issuers to meet their obligations. Additionally, political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

At April 30, 2002, the diversification of countries were as follows:

Country	Percentage of Net Assets
Bermuda	1.7%
Canada	0.5%
France	0.4%
Germany	0.4%
Greece	0.4%
Guernsey	0.1%
Iceland	0.0%
India	0.4%
Ireland	0.4%
Israel	0.4%
Japan	0.7%
Norway	0.6%
Thailand	0.0%
United Kingdom	3.8%
United States	92.7%

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the householding program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of householding. Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of householding at any time by calling 1-800-341-7400.

Federated
World-Class Investment Manager
Federated Kaufmann Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com
Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact
Federated Securities Corp., Distributor

Cusip 314172644

Federated is a registered mark of Federated Investors, Inc. 2002 ©Federated Investors, Inc.

2090162 (6/02)

Federated Investors
World-Class Investment Manager

Federated Capital Appreciation Fund

A Portfolio of Federated Equity Funds

26TH SEMI-ANNUAL REPORT

April 30, 2002

Established 1977

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

J. Christopher Donahue

President

Federated Capital Appreciation Fund

President's Message

Dear Shareholder:

Federated Capital Appreciation Fund was created in 1977, and I am pleased to present its 26th Semi-Annual Report. The fund is designed to own mid- and large-capitalization corporations, and its median market capitalization is $9.7 billion. Your fund managers employ a blended investment approach of both "growth" and "value" securities. The current blend is 60% growth and 40% value. We do not anticipate growth selections to become value, but in recent months, many good growth stocks have become cheaper in price.

As of April 30, 2002, the fund's total net assets of $1.7 billion were spread across 106 issues of mid-cap and large-cap corporations. Many of these companies are household names such as Anheuser-Busch Cos., Inc., Bank of America Corp., Exxon Mobil, Corp., Motorola, Inc. and Raytheon Co. These companies have price-to-earnings ratios on average of 18 times and average growth rates of 12%. These securities are selected for their capital appreciation potential and can be volatile.

This report covers the first half of the fund's fiscal year, which is the six-month reporting period from November 1, 2001 to April 30, 2002. It begins with an interview with the fund's portfolio manager, David P. Gilmore, Vice President of Federated Investment Management Company. Following his discussion are three additional items of shareholder interest. First is a series of graphs showing the fund's long-term investment performance. Second is a complete listing of the fund's highly diversified stock holdings, and third is publication of the fund's financial statements.

During the reporting period, the stock market responded to the powerful fiscal and monetary stimulus provided by the Federal Reserve Board ("the Fed"). Thanks to both sector weightings and security selection, many of the fund's holdings increased substantially in value. This in turn produced a positive total return which was superior to that of the Standard & Poor's 500 Index ("S&P 500").1 Individual share class total return performance follows.2

	Total Return	Income	Net Asset Value Increase
Class A Shares	5.17%	$0.167	$22.48 to $23.48 = 4.45%
Class B Shares	4.77%	$0.019	$21.99 to $23.02 = 4.68%
Class C Shares	4.76%	$0.028	$21.98 to $23.00 = 4.64%

Of course, we continued to see significant day-to-day volatility in the stock market. Regardless of the market's fluctuations, over time you have two easy ways to increase your opportunity to participate in the growth and earnings of high-quality U.S. corporations. First, you can reinvest your dividends and capital gains automatically in additional shares to help your shares increase in number through the benefit of compounding. Second, you can "pay yourself first" by adding to your account on a regular basis through a systematic investment program.3 This program withdraws a specific amount from your checking account on a regular basis. Buying shares regularly automatically accumulates more shares in your account at lower prices. Please contact your investment representative for more information.

Thank you for entrusting a portion of your wealth to Federated Capital Appreciation Fund. We welcome your comments and suggestions.

Sincerely,

J. Christopher Donahue

J. Christopher Donahue
President
June 15, 2002

1 The S&P 500 Index is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The index is unmanaged and investments cannot be made in an index.

2 Performance quoted is based on net asset value, represents past performance and is no guarantee of future results. Investment return and principal value will fluctuate so an investor's shares, when redeemed, may be worth more or less than their original cost. Total return for the period, based on offering price (i.e., less any applicable sales charge), for Class A, B, and C shares were (0.62)%, (0.73)% and 3.76%, respectively. Current performance information is available at our website www.federatedinvestors.com or by calling 1-800-341-7400.

3 Systematic investing does not assure a profit or protect against loss in declining markets. Because dollar-cost averaging involves continuous investment regardless of fluctuating levels, investors should consider their financial ability to continue purchases during periods of low price levels.

David P. Gilmore

Vice President

Federated Investment Management Company

Investment Review

The stock market was unusually volatile during the first half of the fund's fiscal year, which made it particularly challenging for stock funds. What are your comments?

U.S. stock prices advanced steadily in the last few months of 2001, as the Fed reduced short-term interest rates to stimulate the U.S. economy. In fact, the fourth quarter of 2001 saw the strongest quarterly performance of the S&P 500 in two years, led higher by Information Technology, Consumer Discretionary, Industrials and other economically sensitive stocks. Then the U.S. equity markets got off to an impressive start in the first quarter of 2002, only to pull back again in April of 2002. This occurred despite the fact that the first quarter Gross Domestic Product growth soared at its fastest rate in two years.

Ultimately, it was a positive period for stocks, particularly small- and mid-caps. For the six-month reporting period ended April 30, 2002, the S&P 500 produced a return of 2.31%, while mid-cap stocks (S&P 400 Index) and small-cap stocks (S&P 600 Small Cap Index) returned 20.04% and 26.04%, respectively.1

Despite the market's volatility, it was a period of good performance for Federated Capital Appreciation Fund. What were the numbers?

For the six-month reporting period, the fund's Class A, B, and C shares produced total returns of 5.17%, 4.77% and 4.76% respectively, based on net asset value.

1 The S&P Mid Cap 400 Index is an unmanaged capitalization-weighted index of common stocks representing all major industries in the mid-range of the U.S. stock market. The S&P Small Cap 600 Index is an unmanaged capitalization-weighted index of common stocks representing all major industries in the small-cap of the U.S. stock market. Indexes are unmanaged and investments cannot be made in an index.

What sectors and holdings accounted for the fund's performance?

Security selection proved to be the greatest contributor to the fund's strong performance. Our continued underweight positions in the Information Technology and Telecommunication Services sectors also helped performance, as did our overweight position in the Energy sector. Top contributing names were: Anthem, Inc. (up 62.8%), R.J. Reynolds Tobacco Holdings, Inc. (up 23.5%), Lexmark International, Inc. (up 33.6%), Target Corp. (up 40.1%), and Textron, Inc. (up 55.4%).

What industry sectors are you underweighting and overweighting in the fund?

Overall, we remain underweight in Information Technology, Telecommunication Services, Consumer Discretionary and Financials, while being overweight in Healthcare, Utilities and Industrials. We believe the market is healthier than reflected in 2002's first quarter returns. Negative performance in Information Technology and Telecommunication Services masked solid positive performance in most sectors from Financials, Consumer Discretionary and Materials to Consumer Staples, Energy and Utilities. Our tendency is to move gradually within the fund's portfolio, responding to changes in fundamentals and related moves of individual stock prices. We have been trimming select names within the Industrials, Information Technology and Energy sectors. We continue to maintain exposure and a bias toward economically sensitive names whose valuations may not fully discount a recovery into the economic expansion.

What were some of the fund's recent stock purchases?

Our recent purchases include the following:

Ingersoll Rand Co. (0.9% of net assets) provides reasonably diversified exposure to an improving economy with high operating and financial leverage. Restructuring and bolt-on acquisitions should also benefit.

Royal Dutch Petroleum Co. (1.0% of net assets) is the second largest integrated oil company and well positioned for the secular demand for energy. Trading at a discount to its peers, it has a pristine balance sheet, with near zero debt.

Verizon Communications, Inc. (0.9% of net assets) We believe Verizon is positioned to grow faster in the deregulated environment with minimal exposure to emerging markets.

What were the fund's top ten holdings and industry weightings?

The top ten stock holdings as of April 30, 2002 and sector weightings were as follows:

Name	Industry Sector	Percentage of Net Assets
Pfizer, Inc.	Pharmaceuticals	1.9%
Anthem, Inc.	Healthcare Providers & Services	1.7%
R.J. Reynolds Tobacco Holdings, Inc.	Tobacco	1.7%
Exxon Mobil Corp.	Oil & Gas	1.6%
ChevronTexaco Corp.	Oil & Gas	1.6%
Bank of America Corp.	Banks	1.6%
Metropolitan Life Insurance Co.	Insurance	1.5%
Gallagher (Arthur J.) & Co.	Insurance	1.5%
Pharmacia Corp.	Pharmaceuticals	1.5%
Raytheon Co., DECS	Aerospace & Defense	1.5%
TOTAL		16.1%

Sector	Percentage of Net Assets	Percentage of S&P 500 Index
Healthcare	18.3%	14.2%
Financials	16.7%	19.1%
Industrials	12.0%	10.7%
Consumer Discretionary	10.7%	13.7%
Information Technology	10.3%	15.2%
Consumer Staples	8.6%	9.8%
Energy	7.4%	7.0%
Utilities	5.2%	3.3%
Telecommunication Services	3.2%	4.1%
Materials	2.9%	2.9%
Other	4.9%	--

As we reach mid-year, what is your outlook for the stock market?

An improving economy has been clouded by concerns regarding Middle East tensions and higher oil prices, making the market's potential for gains more difficult. However, given our perspective of strong productivity, an improving economy, rising level of earnings, and a muted interest rate environment, we believe the environment is positive for equities. The overall positive breadth within the market provides further evidence of this. While there are clearly risks to recovery, it is important to keep in mind that the U.S. economy has proven itself to be quite resilient.

Two Ways You May Seek to Invest for Success:

INITIAL INVESTMENT

If you had made an initial investment of $26,000 in the Class A Shares of Federated Capital Appreciation Fund on 1/1/77, reinvested dividends and capital gains, and did not redeem any shares, your account would have been worth $687,817 on 4/30/02. You would have earned a 13.81%1 average annual total return for the investment life span.

One key to investing wisely is to reinvest all distributions in fund shares. This increases the number of shares on which you can earn future dividends, and you gain the benefit of compounding.

As of 3/31/02, Class A Shares' average annual 1-year, 5-year, and 10-year total returns were (1.60)%, 14.35%, and 14.59%, respectively. Class B Shares' average annual 1-year, 5-year, and since inception (1/4/96) total returns were (2.14)%, 14.60%, and 14.51%, respectively. Class C Shares' average annual 1-year, 5-year, and since inception (1/4/96) total returns were 2.36%, 14.81%, and 14.50%, respectively.2

1 Total return represents the change in the value of an investment after reinvesting all income and capital gains, and takes into account the 5.50% sales charge applicable to an initial investment in Class A Shares. Data quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost.

2 The total returns stated take into account all applicable sales charges. The maximum sales charges and contingent deferred sales charges for the fund are as follows: Class A Shares, 5.50% sales charge; Class B Shares, 5.50% contingent deferred sales charge; Class C Shares, 1.00% contingent deferred sales charge.

ONE STEP AT A TIME

$1,000 initial investment and subsequent investments of $1,000 each year for 25 years (reinvesting all dividends and capital gains) grew to $215,661.

With this approach, the key is consistency.

If you had started investing $1,000 annually in the Class A Shares of Federated Capital Appreciation Fund on 1/1/77, reinvested your dividends and capital gains, and did not redeem any shares, you would have invested only $26,000 but your account would have reached a total value of $215,6611 by 4/30/02. You would have earned an average annual total return of 14.07%.

A practical investment plan helps you pursue long-term performance from growth-oriented stocks. Through systematic investing, you buy shares on a regular basis and reinvest all earnings. An investment plan can work for you when you invest only $1,000 annually. You can take it one step at a time. Put time, money, and compounding to work.

1 This chart assumes that the subsequent annual investments are made on the last day of each anniversary month. No method of investing can guarantee a profit or protect against loss in down markets.

Hypothetical Investor Profile--
Investing for a College Education

David and Joan Rice are a fictitious couple who, like many shareholders, are searching for a way to make their money grow over time.

David and Joan are planning for the college education of their child. On April 30, 1992, they invested $5,000 in the Class A Shares of Federated Capital Appreciation Fund. Since then, David and Joan have made additional investments of $250 every month.

As this chart shows, over 10 years, the original $5,000 investment, along with their additional monthly $250 investments totaling $35,000, has grown to $76,161. This represents a 13.15% average annual total return. For the Rices, a dedicated program of monthly investing really paid off.

This hypothetical scenario is provided for illustrative purposes only and does not represent the result obtained by any particular shareholder. Past performance does not guarantee future results.

Portfolio of Investments

April 30, 2002 (unaudited)

Shares			Value
		COMMON STOCKS--86.9%
		Consumer Discretionary--8.6%
353,058	[1]	AOL Time Warner, Inc.	$6,715,163
388,057	[1]	BJ's Wholesale Club, Inc.	17,318,984
120,700	[1]	Clear Channel Communications, Inc.	5,666,865
247,719		Johnson Controls, Inc.	21,365,764
268,506	[4]	Knight-Ridder, Inc.	17,989,902
286,388		Nike, Inc., Class B	15,273,072
222,253	[4]	Omnicom Group, Inc.	19,389,352
372,439		Target Corp.	16,256,962
808,635	[1]	Toys `R' Us, Inc.	13,965,126
314,474	[1]	Viacom, Inc., Class B	14,811,725
28,500		Walt Disney Co.	660,630

		TOTAL	149,413,545

		Consumer Staples--8.6%
447,126		Anheuser-Busch Cos., Inc.	23,697,678
437,880		Coca-Cola Co.	24,306,719
739,909		Kroger Co.	16,847,728
633,700		McCormick & Co., Inc.	16,248,068
257,567		PepsiCo, Inc.	13,367,727
321,600		Philip Morris Cos., Inc.	17,504,688
400		Procter & Gamble Co.	36,104
422,934	[4]	R.J. Reynolds Tobacco Holdings, Inc.	29,267,033
207,722		Walgreen Co.	7,845,660

		TOTAL	149,121,405

		Energy--7.4%
319,418		ChevronTexaco Corp.	27,696,735
392,000	[4]	Diamond Offshore Drilling, Inc.	12,199,040
690,104		Exxon Mobil Corp.	27,721,478
450,067		GlobalSantaFe Corp.	15,792,851
170,797		Murphy Oil Corp.	16,114,697
111,000		Phillips Petroleum Co.	6,638,910
Shares			Value
		COMMON STOCKS--continued
		Energy--continued
328,300		Royal Dutch Petroleum Co. -- NY Shares	$17,156,958
124,100	[4]	Valero Energy Corp.	5,356,156

		TOTAL	128,676,825

		Financials--13.3%
387,400	[4]	Alliance Capital Management Holding LP	17,824,274
378,063		Bank of America Corp.	27,402,006
439,386		Bank of New York Co., Inc.	16,077,134
372,169		Bear Stearns Cos., Inc.	23,052,148
545,003		Citigroup, Inc.	23,598,630
380,290		Edwards(AG), Inc.	15,561,467
719,000		Gallagher (Arthur J.) & Co.	25,955,900
256,586		Lehman Brothers Holdings, Inc.	15,138,574
388,508		Morgan Stanley, Dean Witter & Co.	18,539,602
510,200		Simon Property Group, Inc.	17,219,250
465,800	[1]	Travelers Property Casualty Corp., Class A	8,659,222
413,800		Wells Fargo & Co.	21,165,870

		TOTAL	230,194,077

		Healthcare--18.3%
396,915		Abbott Laboratories	21,413,564
254,800		AmerisourceBergen Corp.	19,747,000
442,100	[1,4]	Anthem, Inc.	30,151,220
371,402		Baxter International, Inc.	21,132,774
278,500	[1,4]	Biogen, Inc.	12,106,395
307,080		Bristol-Myers Squibb Co.	8,843,904
1,066,924	[1]	HEALTHSOUTH Corp.	16,110,552
104,900		Lilly (Eli) & Co.	6,928,645
321,673		Merck & Co., Inc.	17,479,711
409,700		Mylan Laboratories, Inc.	10,848,856
922,033		Pfizer, Inc.	33,515,900
613,222		Pharmacia Corp.	25,283,143
660,806		Schering Plough Corp.	18,040,004
207,510		St. Jude Medical, Inc.	17,266,907
166,300	[1]	Tenet Healthcare Corp.	12,201,431
Shares			Value
		COMMON STOCKS--continued
		Healthcare--continued
280,848	[1]	Wellpoint Health Networks, Inc.	$21,086,068
265,876		Wyeth	15,154,932
277,519	[1]	Zimmer Holdings, Inc.	9,632,684

		TOTAL	316,943,690

		Industrials--9.5%
524,013		Block (H&R), Inc.	21,023,401
236,480		Danaher Corp.	16,927,238
297,243		Deere & Co.	13,304,597
439,400		Dover Corp.	16,372,044
194,000		Eaton Corp.	16,414,340
429,144	[1]	FIServ, Inc.	19,079,742
597,585		General Electric Co.	18,853,807
329,200		Ingersoll-Rand Co., Class A	16,443,540
263,168		Textron, Inc.	12,942,602
495,076		Waste Management, Inc.	13,040,302

		TOTAL	164,401,613

		Information Technology--9.9%
473,800	[1]	BEA Systems, Inc.	5,079,136
991,257	[1]	Cisco Systems, Inc.	14,521,915
313,759		EMC Corp. Mass	2,867,757
201,476		International Business Machines Corp.	16,875,630
317,927	[1]	Intuit, Inc.	12,456,380
349,861	[1]	Lexmark International, Inc.	20,914,690
472,433		Micron Technology, Inc.	11,196,662
438,357	[1]	Microsoft Corp.	22,908,537
313,780	[1,4]	Novellus Systems, Inc.	14,873,172
871,546	[1]	Oracle Corp.	8,750,322
531,348	[4]	Scientific-Atlanta, Inc.	10,626,960
485,625	[1]	SunGuard Data Systems, Inc.	14,452,200
141,100	[1]	Symantec Corp.	4,996,351
340,343	[1]	Teradyne, Inc.	11,214,302

		TOTAL	171,734,014

Shares or Principal Amount			Value
		COMMON STOCKS--continued
		Materials--2.9%
496,342		Alcoa, Inc.	$16,890,518
327,262	[4]	Bowater, Inc.	15,603,852
569,938		MeadWestvaco Corp.	16,733,380

		TOTAL	49,227,750

		Telecommunication Services--3.2%
511,966		SBC Communications, Inc.	15,901,664
758,233		Sprint Corp.	12,017,993
142,718		Telephone and Data System, Inc.	12,273,748
378,600		Verizon Communications, Inc.	15,185,646

		TOTAL	55,379,051

		Utilities--5.2%
892,300	[1,4]	AES Corp.	7,156,246
425,600	[1]	Cinergy Corp.	15,121,568
344,056		FPL Group, Inc.	21,844,115
245,700		FirstEnergy Corp.	8,181,810
512,900	[4]	NiSource, Inc.	11,335,090
459,245	[4]	SCANA Corp.	14,672,878
467,500	[4]	Sempra Energy	11,953,975

		TOTAL	90,265,682

		TOTAL COMMON STOCKS (IDENTIFIED COST $1,423,395,539)	1,505,357,652

		CORPORATE BONDS--1.4%
		Consumer Discretionary--1.4%
$13,560,000	[1]	Lowe's Cos., Inc., 2/16/2021	10,459,370
17,000,000	[1,2]	Lowe's Cos., Inc., LYON, 2/16/2021	13,112,780

		TOTAL CORPORATE BONDS (IDENTIFIED COST $21,605,488)	23,572,150

		PREFERRED STOCKS--7.0%
		Consumer Discretionary--0.7%
219,200		Ford Cap Trust II, Conv. Pfd., $2.71	12,336,576

		Financials--3.4%
275,000		Capital One Financial Corp., DECS, $3.13	13,084,500
251,500		Metropolitan Life Insurance Co., Conv. Pfd., $4.00	26,470,375
168,000		Washington Mutual, Inc., Conv. Pfd., $2.69	8,946,000
194,000	[2]	Washington Mutual, Inc., Conv. Pfd., $2.69	10,356,690

		TOTAL	58,857,565

Shares			Value
		PREFERRED STOCKS--continued
		Industrials--2.5%
354,700		Raytheon Co., DECS, $4.13	$25,139,363
374,700		Union Pacific Corp., Conv. Pfd., $3.13	18,258,007

		TOTAL	43,397,370

		Information Technology--0.4%
159,800	[4]	Motorola, Inc., Conv. Pfd., $3.50	7,670,400

		TOTAL PREFERRED STOCKS (IDENTIFIED COST $106,388,705)	122,261,911

		MUTUAL FUND--4.9%
85,297,479		Prime Value Obligations Fund, Class IS (at net asset value)	85,297,479

		TOTAL INVESTMENTS (IDENTIFIED COST $1,636,687,211)[3]	$1,736,489,192

1 Non-income producing security.

2 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. These securities have been deemed liquid based upon criteria approved by the Fund's Board of Trustees. At April 30, 2002, these securities amounted to $23,469,470 which represents 1.4% of net assets.

3 The cost of investments for generally accepted accounting principles ("GAAP") is $1,636,687,211. The cost for tax purposes is $1,636,685,731. The difference between cost for GAAP and cost on a tax basis is related to amortization/accretion elections on fixed income securities. The net unrealized appreciation of investments on a federal tax basis amounts to $99,803,461 which is comprised of $178,410,226 appreciation and $78,606,765 depreciation at April 30, 2002.

4 Certain shares are temporarily on loan to unaffiliated broker/dealers.

Note: The categories of investments are shown as a percentage of net assets ($1,732,234,336) at April 30, 2002.

The following acronyms are used throughout this portfolio:

ADR	--American Depositary Receipt
DECS	--Dividend Enhanced Convertible Stock
LYON	--Liquid Yield Option Note

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

April 30, 2002 (unaudited)

Assets:
Total investments in securities, at value (identified cost $1,636,687,211)		$1,736,489,192
Income receivable		923,151
Receivable for shares sold		5,819,423
Cash held as collateral for securities lending		74,656,860
Prepaid expenses		7,048

TOTAL ASSETS		1,817,895,674

Liabilities:
Payable for investments purchased	$9,640,734
Payable for shares redeemed	958,464
Payable on collateral due to broker	74,656,860
Accrued expenses	405,280

TOTAL LIABILITIES		85,661,338

Net assets for 74,214,238 shares outstanding		$1,732,234,336

Net Assets Consist of:
Paid in capital		$1,708,538,713
Net unrealized appreciation of investments		99,801,981
Accumulated net realized loss on investments		(76,487,286)
Undistributed net investment income		380,928

TOTAL NET ASSETS		$1,732,234,336

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($1,224,904,029 ÷ 52,171,165 shares outstanding)		$23.48

Offering price per share (100/94.50 of $23.48)[1]		$24.85

Redemption proceeds per share		$23.48

Class B Shares:
Net asset value per share ($419,455,706 ÷ 18,222,738 shares outstanding)		$23.02

Offering price per share		$23.02

Redemption proceeds per share (94.50/100 of $23.02)[1]		$21.75

Class C Shares:
Net asset value per share ($87,874,601 ÷ 3,820,335 shares outstanding)		$23.00

Offering price per share		$23.00

Redemption proceeds per share (99.00/100 of $23.00)[1]		$22.77

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended April 30, 2002 (unaudited)

Investment Income:
Dividends (net of foreign taxes withheld of $4,501)			$12,149,941
Interest			1,070,732

TOTAL INCOME			13,220,673

Expenses:
Investment adviser fee		$5,366,426
Administrative personnel and services fee		538,074
Custodian fees		33,629
Transfer and dividend disbursing agent fees and expenses		651,402
Directors'/Trustees' fees		4,284
Auditing fees		6,784
Legal fees		3,215
Portfolio accounting fees		83,907
Distribution services fee--Class B Shares		1,338,736
Distribution services fee--Class C Shares		250,697
Shareholder services fee--Class A Shares		1,258,998
Shareholder services fee--Class B Shares		446,245
Shareholder services fee--Class C Shares		83,566
Share registration costs		31,076
Printing and postage		103,289
Insurance premiums		1,069
Miscellaneous		2,852

TOTAL EXPENSES		10,204,249

Reimbursement and Expense Reduction:
Reimbursement of investment adviser fee	$(5,091)
Fees paid indirectly from directed broker arrangements	(3,433)

TOTAL REIMBURSEMENT AND EXPENSE REDUCTION		(8,524)

Net expenses			10,195,725

Net investment income			3,024,948

Realized and Unrealized Gain (Loss) on Investments and Options:
Net realized loss on investments and option transactions			(20,024,211)
Net change in unrealized appreciation of investments and option transactions			56,768,159

Net realized and unrealized gain on investments and option transactions			36,743,948

Change in net assets resulting from operations			$39,768,896

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2002	Year Ended 10/31/2001
Increase (Decrease) in Net Assets
Operations:
Net investment income	$3,024,948	$5,499,009
Net realized loss on investments, options, futures, and foreign currency transactions	(20,024,211)	(54,950,612)
Net change in unrealized appreciation of investments, options and translation of assets and liabilities in foreign currency	56,768,159	(142,129,802)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	39,768,896	(191,581,405)

Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(5,711,860)	(1,998,847)
Class B Shares	(269,500)	--
Class C Shares	(70,070)	--
Distributions from net realized gain
Class A Shares	--	(37,217,165)
Class B Shares	--	(16,060,823)
Class C Shares	--	(2,480,458)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(6,051,430)	(57,757,293)

Share Transactions:
Proceeds from sale of shares	617,427,985	508,313,170
Proceeds from shares issued in connection with the tax-free transfer of assets from Central Bank of Enid conversion	--	1,433,636
Proceeds from shares issued in connection with the tax-free transfer of assets from First Bank conversion	--	10,700,964
Proceeds from shares issued in connection with the taxable transfer of assets from First Bank conversion	--	14,674,286
Proceeds from shares issued in connection with the tax-free transfer of assets from Rightime Mid Cap Fund	25,496,092	--
Proceeds from shares issued in connection with the taxable transfer of assets from Rightime Fund	39,756,520	--
Proceeds from shares issued in connection with the tax-free transfer of assets from Rightime Blue Chip Fund	82,895,572	--
Proceeds from shares issued in connection with the tax-free transfer of assets from Federated New Economy Fund	27,126,892	--
Net asset value of shares issued to shareholders in payment of distributions declared	4,946,537	47,803,486
Cost of shares redeemed	(149,952,926)	(228,259,590)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	647,696,672	354,665,952

Change in net assets	681,414,138	105,327,254

Net Assets:
Beginning of period	1,050,820,198	945,492,944

End of period (including undistributed net investment income of $380,928 and $3,406,628, respectively)	$1,732,234,336	$1,050,820,198

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Class A Shares

(For a Share Outstanding Throughout Each Period)1

	Six Months Ended (unaudited)	Year Ended October 31,
	4/30/2002	2001	2000	1999 [2]	1998	1997
Net Asset Value, Beginning of Period	$22.48	$29.05	$25.36	$18.73	$20.08	$16.17
Income From Investment Operations:
Net investment income	0.06 [3]	0.17	0.11	0.06	0.09	0.09
Net realized and unrealized gain (loss) on investments	1.11 [3]	(4.97)	4.96	7.46	1.01	4.85

TOTAL FROM INVESTMENT OPERATIONS	1.17	(4.80)	5.07	7.52	1.10	4.94

Less Distributions:
Distributions from net investment income	(0.17)	(0.08)	(0.07)	(0.07)	(0.12)	(0.11)
Distributions from net realized gain on investments	--	(1.69)	(1.31)	(0.82)	(2.33)	(0.92)

TOTAL DISTRIBUTIONS	(0.17)	(1.77)	(1.38)	(0.89)	(2.45)	(1.03)

Net Asset Value, End of Period	$23.48	$22.48	$29.05	$25.36	$18.73	$20.08

Total Return[4]	5.17%	(17.25)%	20.61%	41.17%	6.23%	32.10%

Ratios to Average Net Assets:

Expenses	1.20%[5]	1.23%	1.24%	1.27%	1.29%	1.23%

Net investment income	0.64%[3,5]	0.80%	0.41%	0.26%	0.44%	0.85%

Expense waiver/reimbursement[6]	0.00%[5,7]	0.00%[7]	0.00%[7]	--	0.02%	0.07%

Supplemental Data:

Net assets, end of period (000 omitted)	$1,224,904	$699,510	$637,523	$262,083	$158,587	$148,175

Portfolio turnover	38%	61%	126%	55%	68%	85%

1 All years prior to 1998 have been restated to reflect a 6-for-1 stock split effective as of October 29, 1997.

2 Beginning with the year ended October 31, 1999, the Fund was audited by Deloitte & Touche LLP. Each of the previous years was audited by other auditors.

3 Effective November 1, 2001, the Fund adopted the provisions of the American Institute of Certified Public Accountants ("AICPA") Audit and Accounting Guide for Investment Companies and began accreting discount/ amortizing premium on long-term debt securities. For the six months ended April 30, 2002, this change had no effect on the net investment income per share, the net realized and unrealized gain/loss on investments per share or the ratio of net investment income to average net assets. Per share, ratios and supplemental data for periods prior to November 1, 2001 have not been restated to reflect this change in presentation.

4 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

5 Computed on an annualized basis.

6 This expense decrease is reflected in both the expense and the net investment income ratios shown above.

7 Amount is less than 0.01%.

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Class B Shares

(For a Share Outstanding Throughout Each Period)1

	Six Months Ended (unaudited)	Year Ended October 31,
	4/30/2002	2001	2000	1999 [2]	1998	1997
Net Asset Value, Beginning of Period	$21.99	$28.58	$25.09	$18.62	$20.04	$16.12
Income From Investment Operations:
Net investment income (net operating loss)	0.01 [3]	0.04	0.01	(0.07)	(0.03)	0.12
Net realized and unrealized gain (loss) on investments	1.04 [3]	(4.94)	4.79	7.36	0.96	4.72

TOTAL FROM INVESTMENT OPERATIONS	1.05	(4.90)	4.80	7.29	0.93	4.84

Less Distributions:
Distributions from net investment income	(0.02)	--	--	--	(0.02)	--
Distributions from net realized gain on investments	--	(1.69)	(1.31)	(0.82)	(2.33)	(0.92)

TOTAL DISTRIBUTIONS	(0.02)	(1.69)	(1.31)	(0.82)	(2.35)	(0.92)

Net Asset Value, End of Period	$23.02	$21.99	$28.58	$25.09	$18.62	$20.04

Total Return[4]	4.77%	(17.88)%	19.71%	40.12%	5.20%	31.65%

Ratios to Average Net Assets:
Expenses	1.95%[5]	1.98%	1.99%	2.02%	2.04%	1.98%

Net investment income (net operating loss)	(0.09)%[3,5]	0.06%	(0.32)%	(0.49)%	(0.31)%	0.07%

Expense waiver/reimbursement[6]	0.00%[5,7]	0.00%[7]	0.00%[7]	--	0.02%	0.06%

Supplemental Data:

Net assets, end of period (000 omitted)	$419,456	$299,814	$266,173	$106,528	$49,242	$21,636

Portfolio turnover	38%	61%	126%	55%	68%	85%

1 All years prior to 1998 have been restated to reflect a 6-for-1 stock split effective as of October 29, 1997.

2 Beginning with the year ended October 31, 1999, the Fund was audited by Deloitte & Touche LLP. Each of the previous years was audited by other auditors.

3 Effective November 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount/ amortizing premium on long-term debt securities. For the six months ended April 30, 2002, this change had no effect on the net investment income per share, the net realized and unrealized gain/loss on investments per share or the ratio of net investment income to average net assets. Per share, ratios and supplemental data for periods prior to November 1, 2001 have not been restated to reflect this change in presentation.

4 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

5 Computed on an annualized basis.

6 This expense decrease is reflected in both the expense and the net investment income (net operating loss) ratios shown above.

7 Amount is less than 0.01%.

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Class C Shares

(For a Share Outstanding Throughout Each Period)1

	Six Months Ended (unaudited)	Year Ended October 31,
	4/30/2002	2001	2000	1999 [2]	1998	1997
Net Asset Value, Beginning of Period	$21.98	$28.55	$25.07	$18.61	$19.95	$16.13
Income From Investment Operations:
Net investment income (net operating loss)	0.02 [3]	0.04	0.03	(0.07)	(0.04)	0.13
Net realized and unrealized gain (loss) on investments	1.03 [3]	(4.92)	4.76	7.35	1.05	4.61

TOTAL FROM INVESTMENT OPERATIONS	1.05	(4.88)	4.79	7.28	1.01	4.74

Less Distributions:
Distributions from net investment income	(0.03)	--	--	--	(0.02)	--
Distributions from net realized gain on investments	--	(1.69)	(1.31)	(0.82)	(2.33)	(0.92)

TOTAL DISTRIBUTIONS	(0.03)	(1.69)	(1.31)	(0.82)	(2.35)	(0.92)

Net Asset Value, End of Period	$23.00	$21.98	$28.55	$25.07	$18.61	$19.95

Total Return[4]	4.76%	(17.83)%	19.68%	40.09%	5.67%	30.90%

Ratios to Average Net Assets:

Expenses	1.95%[5]	1.98%	1.99%	2.02%	2.04%	1.98%

Net investment income (net operating loss)	(0.12)%[3,5]	0.05%	(0.31)%	(0.49)%	(0.31)%	0.08%

Expense waiver/reimbursement[6]	0.00%[5,7]	0.00%[7]	0.00%[7]	--	0.02%	0.06%

Supplemental Data:

Net assets, end of period (000 omitted)	$87,875	$51,497	$41,797	$12,866	$5,885	$2,614

Portfolio turnover	38%	61%	126%	55%	68%	85%

1 All years prior to 1998 have been restated to reflect a 6-for-1 stock split effective as of October 29, 1997.

2 Beginning with the year ended October 31, 1999, the Fund was audited by Deloitte & Touche LLP. Each of the previous years was audited by other auditors.

3 Effective November 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount/ amortizing premium on long-term debt securities. For the six months ended April 30, 2002, this change had no effect on the net investment income per share, the net realized and unrealized gain/loss on investments per share or the ratio of net investment income to average net assets. Per share, ratios and supplemental data for periods prior to November 1, 2001 have not been restated to reflect this change in presentation.

4 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

5 Computed on an annualized basis.

6 This expense decrease is reflected in both the expense and the net investment income (net operating loss) ratios shown above.

7 Amount is less than 0.01%.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

April 30, 2002 (unaudited)

ORGANIZATION

Federated Equity Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of eight portfolios. The financial statements included herein are only those of Federated Capital Appreciation Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers three classes of shares: Class A Shares, Class B Shares and Class C Shares. The investment objective of the Fund is to provide capital appreciation.

On May 18, 2001, the Fund received a tax-free transfer of assets from Central Bank of Enid, a Common Trust Fund as follows:

Class A Shares of the Fund Issued	Common Trust Fund Net Assets Received	Unrealized Depreciation	[1]	Net Assets of Fund Prior to Combination	Net Assets of Common Trust Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
55,034	$1,433,636	$241,152		$1,064,823,866	$1,433,636	$1,066,257,502

1 Unrealized Depreciation is included in the Central Bank of Enid Net Assets Received amount shown above.

On December 15, 2000, the Fund received a tax-free transfer of assets from the First Bank Equity Fund A common trust and a taxable transfer of assets from the First Bank Equity Fund C collective trust, as follows:

Class A Shares of the Fund Issued in Relation to Tax-Free Transfer of Assets	Class A Shares of the Fund Issued in Relation to Taxable Transfer of Asset	Tax-Free Transfer of Common Trust Fund Net Assets Received	Taxable Transfer of Collective Trust Fund Net Assets Received	Unrealized Appreciation Included in Tax-Free Net Assets Received[2]
424,641	582,313	$10,700,964	$14,674,286	$2,800,620

2 Unrealized Appreciation is included in the Tax-Free Transfer of Common Trust Fund Net Assets Received amount shown above.

Net Asses of Fund Prior to Combination	Net Assets of Common and Collective Trust Fund Immediately Prior to Combination	Net Assets of Fund Immediately After Combination
$894,244,406	$25,375,250	$919,619,656

On December 7, 2001, the Fund received a tax-free transfer of assets from Rightime Mid-Cap Fund and Rightime Blue Chip Fund, and a taxable transfer of assets from Rightime Fund, as follows:

	Class A Shares of the Fund Issued	Rightime Funds' Net Assets Received	Unrealized Appreciation	[3]	Net Assets of Fund Prior to Combination	Net Assets of Rightime Funds Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
Rightime Mid-Cap Fund	1,055,922	$ 25,496,092	$ 1,766,764			$ 25,496,092
Rightime Blue Chip Fund	3,431,830	82,895,572	23,786,601			82,895,572
Rightime Fund	1,647,823	$39,756,520	0			39,756,520

TOTAL	6,135,575	$148,148,184	$25,553,365		$1,188,861,448	$148,148,184	$1,337,009,632

3 Unrealized Appreciation of Rightime Mid-Cap Fund and Rightime Blue Chip Fund is included in the Rightime Funds' Net Assets Received amount shown above.

On April 4, 2002, the Fund received a tax-free transfer of assets from Federated New Economy Fund as follows:

	Shares of the Fund Issued	Federated New Economy Fund Net Assets Received	Unrealized Depreciation	[4]	Net Assets of Fund Prior to Combination	Net Assets of Federated New Economy Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
Class A	448,449	$10,726,905	$1,074,136		$1,161,978,033	$10,726,905	$1,172,704,938

Class B	595,445	13,969,136	375,837		396,400,207	13,969,136	410,369,343

Class C	103,705	2,430,851	75,239		79,455,430	2,430,851	81,886,281

TOTAL	1,147,599	$27,126,892	$1,525,212		$1,637,833,670	$27,126,892	$1,664,960,562

4 Unrealized Depreciation is included in the Federated New Economy Fund Net Assets Received amount shown above.

Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with GAAP.

Investment Valuation

Listed equity securities are valued at the last sale price reported on a national securities exchange. U.S. government securities, listed corporate bonds, other fixed income and asset backed securities, and unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available are valued at fair value as determined in good faith using methods approved by the Board of Trustees (the "Trustees").

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. All discounts/premiums are accreted/amortized for financial reporting purposes as required. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Effective November 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums/discounts on long-term debt securities. Prior to November 1, 2001, the Fund did not amortize premiums/ discounts on long-term debt securities. The cumulative effect of this accounting change had no impact on total net assets of the Fund, but resulted in adjustments to the financial statements as follows:

	As of 11/1/2001		For the Six Months Ended 4/30/2002
	Cost of Investments	Undistributed Net Investment Income	Net Investment Income	Net Unrealized Appreciation/ Depreciation	Net Realized Gain/Loss
Increase (Decrease)	$782	$782	$3,552	$(698)	$(2,854)

The Statement of Changes in Net Assets and Financial Highlights for prior periods have not been restated to reflect this change in presentation.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Internal Revenue Code, as amended, (the "Code"), applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

At October 31, 2001, the Fund, for federal tax purposes, had a capital loss carryforward of $55,347,417, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire in 2009.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Written Options Contracts

The Fund may write option contracts. A written option obligates the Fund to deliver a call, or to receive a put at the contracted amount upon exercise by the holder of the option. The value of the option contract is recorded as a liability and unrealized gain or loss is measured by the difference between the current value and the premium received. For the six months ended April 30, 2002, the Fund had a realized gain of $109,367 on written options. The following is a summary of the Fund's written option activity:

Contracts	Number of Contracts	Premium
Outstanding at 10/31/2001	0	$ 0

Options written	1,110	109,367

Options expired	(1,110)	(109,367)

Options closed	0	0

Outstanding at 4/30/2002	0	$ 0

At April 30, 2002, the Fund had no outstanding options.

Securities Lending

The Fund participates in a securities lending program providing for the lending of corporate bonds, equity and government securities to qualified brokers. Collateral for securities loaned must be in cash or government securities. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the custodian, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

At April 30, 2002, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities Loaned	Market Value of Collateral
$71,488,746	$74,656,860

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in good faith using methods approved by the Trustees.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares.

Transactions in shares were as follows:

	Six Months Ended 4/30/2002		Year Ended 10/31/2001
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	19,076,369	$449,210,715	12,593,505	$309,771,278
Shares issued in connection with tax-free transfer of assets from Central Bank of Enid conversion	--	--	55,034	1,433,636
Shares issued in connection with tax-free transfer of assets from First Bank conversion	--	--	424,641	10,700,964
Shares issued in connection with taxable transfer of assets from First Bank conversion	--	--	582,313	14,674,286
Shares issued in connection with tax-free transfer of assets from Rightime Mid-Cap Fund	1,055,922	25,496,092	--	--
Shares issued in connection with taxable transfer of assets from Rightime Fund	1,647,823	39,756,520	--	--
Shares issued in connection with tax-free transfer of assets from Rightime Blue Chip Fund	3,431,830	82,895,572	--	--
Shares issued in connection with tax-free transfer of assets from Federated New Economy Fund	448,449	10,726,905	--	--
Shares issued to shareholders in payment of distributions declared	191,878	4,636,762	1,205,424	30,682,888
Shares redeemed	(4,796,852)	(114,422,312)	(5,691,813)	(141,574,366)

NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	21,055,419	$498,300,254	9,169,104	$225,688,686

	Six Months Ended 4/30/2002		Year Ended 10/31/2001
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	5,167,977	$127,161,008	6,407,669	$156,450,469
Shares issued in connection with tax-free transfer of assets from Federated New Economy Fund	595,445	13,969,136	--	--
Shares issued to shareholders in payment of distributions declared	10,304	244,271	587,393	14,720,101
Shares redeemed	(1,187,281)	(27,728,252)	(2,673,555)	(63,751,199)

NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	4,586,445	$113,646,163	4,321,507	$107,419,371

	Six Months Ended 4/30/2002		Year Ended 10/31/2001
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	1,704,735	$41,056,262	1,724,946	$42,091,423
Shares issued in connection with tax-free transfer of assets from Federated New Economy Fund	103,705	2,430,851	--	--
Shares issued to shareholders in payment of distributions declared	2,765	65,504	95,867	2,400,497
Shares redeemed	(333,541)	(7,802,362)	(941,938)	(22,934,025)

NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	1,477,664	$35,750,255	878,875	$21,557,895

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	27,119,528	$647,696,672	14,369,486	$354,665,952

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.75% of the Fund's average daily net assets.

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund may invest in Prime Value Obligations Fund which is managed by the Adviser. The Adviser has agreed to reimburse certain investment adviser fees as a result of these transactions.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.150% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC.

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class B Shares	0.75%
Class C Shares	0.75%

For the six months ended April 30, 2002, Class A Shares did not incur a distribution fee.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of the average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

Expense Reduction

The Fund directs certain portfolio trades to a broker that in turn pays a portion of the Fund's operating expenses. For the six months ended April 30, 2002, the Fund's expenses were reduced by $3,433 under these arrangements.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term securities (and in-kind contributions), for the six months ended April 30, 2002, were as follows:

Purchases	$997,545,336

Sales	$507,173,940

Purchases and sales of long-term U.S. government securities for the six months ended April 30, 2002 were as follows:

Purchases	$47,436

Sales	$1,068,687

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the householding program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of householding. Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of householding at any time by calling 1-800-341-7400.

Federated
World-Class Investment Manager
Federated Capital Appreciation Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com
Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact
Federated Securities Corp., Distributor

Cusip 314172701
Cusip 314172800
Cusip 314172883

Federated is a registered mark of Federated Investors, Inc. 2002 ©Federated Investors, Inc.

G01649-05 (6/02)

Federated Investors
World-Class Investment Manager

Federated Growth Strategies Fund

A Portfolio of Federated Equity Funds

18TH SEMI-ANNUAL REPORT

April 30, 2002

Established 1984

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

J. Christopher Donahue

President

Federated Growth Strategies Fund

President's Message

Dear Shareholder:

Federated Growth Strategies Fund was created in 1984, and I am pleased to present its 18th Semi-Annual Report. As of April 30, 2002, the fund's total net assets of $912 million were invested in 142 common stocks of mid- to large-cap corporations in ten industry sectors.

This report covers the first half of the fund's fiscal year, which is the six-month reporting period from November 1, 2001 to April 30, 2002. It begins with an interview with the fund's portfolio manager, James E. Grefenstette, Senior Vice President of Federated Investment Management Company. Following his discussion are three additional items of shareholder interest. First is a series of graphs showing the fund's long-term investment performance. Second is a complete listing of the fund's stock holdings, and third is the publication of the fund's financial statements.

Federated Growth Strategies Fund is managed to pursue long-term growth through a highly diversified portfolio of mid- and large-capitalization stocks selected for their strong price and earnings momentum. The fund's portfolio includes stocks representing 10 industry sectors, names investors recognize immediately. The median market capitalization is $6 billion for our holdings.

Despite near-term positive economic signals, most domestic companies reported disappointing earnings and gave cautious guidance about any expectations for a quick recovery. For the six-month period ended April 30, 2002, the fund's returns significantly outperformed the Lipper Multi-Cap Growth Funds Average and its benchmark, the Standard & Poor's 500 ("S&P 500") Index.

As of April 30, 2002, individual share class total return performance follows.1

	Total Return	Net Asset Value Increase
Class A Shares	4.76%	$23.34 to $24.45 = 4.76%
Class B Shares	4.36%	$22.02 to $22.98 = 4.36%
Class C Shares	4.36%	$22.23 to $23.20 = 4.36%

There is continued volatility in the stock market, as almost any news item on the War on Terrorism or a "beltway" discussion is reflected in stock prices. Regardless of the market's fluctuations, over time, you have two easy ways to increase your opportunity to participate in the growth and earnings of high-quality U.S. corporations. First, you can reinvest your dividends and capital gains automatically in additional shares, which gives you the benefit of compounding the number of shares in your account. Through a systematic investment program2 you can add to your account on a regular basis, whereby a specific amount is withdrawn from your checking account to purchase more fund shares. By employing the dollar-cost averaging method, you can automatically accumulate more shares in your account at lower prices. Please contact your investment representative for more information.

Thank you for selecting Federated Growth Strategies Fund to pursue your long-term financial goals. As always, we welcome your comments and suggestions.

Sincerely,

J. Christopher Donahue

J. Christopher Donahue
President
June 15, 2002

1 Performance quoted is based on net asset value, reflects past performance and is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns for the six-month period, based on offering price (i.e., less any applicable sales charge), for Class A, B, and C shares were (1.01)%, (1.14)%, and 3.36%, respectively. Current performance information is available at our website www.federatedinvestors.com or by calling 1-800-341-7400.

2 Systematic investing does not assure a profit or protect against loss in declining a markets. Because dollar-cost averaging involves continuous investment regardless of fluctuating price levels, investors should consider their financial ability to continue purchasing during periods of low price levels.

James E. Grefenstette, CFA

Senior Vice President

Federated Investment Management Company

Investment Review

What were the strengths and weaknesses of the U.S. equity market during the reporting period ended April 30, 2002?

Almost all equity indexes enjoyed strong performance during the last two months of 2001, with total returns in the 10%-20% range. During the first four months of 2002, however, the larger cap indexes gave back most of those gains, and the smaller cap stocks, especially "value" issues, continued to rally posting 20%-30% returns over this reporting period. The reason for this divergence in 2002 was probably the belief that the U.S. economy was beginning to reaccelerate, to which smaller companies tend to be more sensitive. In addition, expectations were coming down with regard to a proportionate increase in technology spending, which hurt the more expensive, larger cap technology stocks.

How did the fund perform and in comparison with its peers?

The fund's six-month total returns for Class A, B, and C Shares were 4.76%, 4.36%, and 4.36%, respectively, based on net asset value.1 These returns were significantly better than the 1.13% return of the fund's peer group, the Lipper Multi-Cap Growth Funds Average2 and nearly double that of the 2.31% return the S&P 500 Index,3 over the six-month reporting period ended April 30, 2002.

1 Performance quoted is based on net asset value, reflects past performance and is not indicative of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns for the period based on offering price for Class A, B, and C Shares were (1.01)%, (1.14)%, and 3.36%, respectively.

2 Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper Analytical Services, Inc. as falling into the category indicated. Lipper returns do not take sales charges into account.

3 S&P 500 Index is an unmanaged index of common stocks in industry, transportation, finance, and public utilities, denoting general market performance as monitored by Standard & Poor's Ratings Group. Investments cannot be made in an index.

What accounted for this performance of the fund over its peers?

We believe that the fund had a modestly defensive position, relative to its peers, going into the beginning of 2002. This means that the fund probably owned, on average, less Information Technology and modestly more of the stable growth sectors, such as Consumer Staples and Financials (mainly banks). We believe the fund also benefited from modest overweights and strong performances from the Energy and Defense sectors along with other Industrial sector stocks.

What sectors/securities performed well?

The best performing sectors in the fund were Energy (up 13.0%), Materials (up 12.5%), and Consumer Staples (up 11.1%).

The following stocks held by the fund were each major contributors to the fund's positive performance over the reporting period: Sandisk (Information Technology; 0.5% of net assets), Alliant Techsystems (Industrials; 1.0% of net assets), Constellation Brands (Consumer Staples; 0.9% of net assets), Investment Technology Group (Financials; 0.8% of net assets), and Cymer (Information Technology; 0.7% of net assets).

What steps are you taking to further improve the fund's performance?

We are giving greater focus to macro factors that materially drive market preferences. For example, are there any political, social or economic issues that are affecting the market's appetite for risk tolerance, which should alter preferences for larger versus smaller stocks, or for stable versus fast-growing stocks? We check to ensure the positioning of the fund's portfolio is not contrary to these macro factors.

Also, in this age of higher financial scrutiny, we are more concerned than ever that the information we receive from, and about, the companies we are considering, or currently hold in the fund, is accurate and correctly describes the firms' current financial condition. Our analysts cross-check this information with independent sources to assure us that this data reflects the highest level of integrity.

Federated Growth Strategies Fund has as its investable universe mid- to large-cap stocks. Has the fund's market-cap bias changed during the period?

The fund has maintained a mid-cap bias for most of the last six years because that is where we could find faster-growing companies at better prices. And, despite their recent strong performance, we believe that mid cap stocks are still more attractively valued than comparable larger cap stocks. Consequently, our disciplines have recently guided our market cap exposure down modestly.

What are some of the fund's recent portfolio additions?

Our recent purchases include the following:

Cheesecake Factory, Inc. (Consumer Discretionary; 0.6% of net assets) is an upscale, high volume, casual dining restaurant offering a varied menu including signature desserts and over 40 varieties of cheesecake.

SPX Corp. (Industrials; 0.9% of net assets) offers products and services that include specialty service tools, diagnostic systems, service equipment and technical information services. Its products are used by a broad array of customers in various industries including: chemical processing, pharmaceuticals, infrastructure, mineral processing, petrochemical, telecommunications, financial services, transportation and power generation.

LSI Logic Corp. (Information Technology; 0.5% of net assets) is engaged in the design, development, manufacturing and marketing of complex, high- performance integrated circuits and storage systems. The company operates in two segments--semiconductors and storage area network systems (SAN).

What were the fund's top ten holdings as of April 30, 2002, and what were the industry weightings?

The top ten stock holdings were as follows:

Name	Percentage of Net Assets
First Health Group Corp.	1.1%
United Microelectronics Corp., ADR	1.1%
Nabors Industries, Inc.	1.0%
Tiffany & Co.	1.0%
L-3 Communications Holdings, Inc.	1.0%
ENSCO International, Inc.	1.0%
Wellpoint Health Networks, Inc.	1.0%
Avon Products, Inc.	1.0%
Forest Laboratories, Inc., Class A	1.0%
Cisco Systems, Inc.	1.0%
TOTAL	10.2%

Sector weightings as of April 30, 2002:

Sector	Percentage of Net Assets	Percentage of S&P 500 Index
Information Technology	28.1%	15.2%
Health Care	15.7%	14.2%
Consumer Discretionary	13.7%	13.7%
Financials	10.8%	19.1%
Industrials	9.9%	10.7%
Consumer Staples	6.4%	9.8%
Energy	6.3%	7.0%
Telecommunication Services	2.4%	4.1%
Materials	2.3%	2.9%
Utilities	1.7%	3.3%

As we approach mid-year, what is your outlook for the market through the end of 2002?

Our current belief is that the U.S. economy will likely continue to improve throughout the balance of 2002. Consequently, we believe that near-term the cyclical kinds of stocks that led the market so far this year should continue to stay strong. As a result, the fund will probably maintain its exposure in these areas-- specifically Information Technology, Consumer Discretionary, Industrials, and brokerage/asset managers within Financials. However, we also expect that should strong economic growth provoke the Federal Reserve Board to raise interest rates (probably later in the second half of the year), the markets will lose interest in cyclical stocks and may move back into more stable growth stocks (i.e., Health Care, Consumer Staples, etc.). Should that type of environment develop, the bias of the fund will adjust accordingly.

Two Ways You May Seek to Invest for Success:

INITIAL INVESTMENT

If you made an initial investment of $18,000 in the Class A Shares of Federated Growth Strategies Fund on 8/23/84, reinvested your dividends and capital gains, and did not redeem any shares, your account would have been worth $160,614 on 4/30/02. You would have earned an 13.17%1 average annual total return for the investment life span.

One key to investing wisely is to reinvest all distributions in fund shares. This increases the number of shares on which you can earn future dividends, and you gain the benefit of compounding.

As of 3/31/02, Class A Shares' average annual 1-year, 5-year, and 10-year total returns were (9.16)%, 8.38%, and 9.62%, respectively. Class B Shares' 1-year, 5-year, and since inception (8/16/95) total returns were (9.86)%, 8.50% and 10.93%, respectively. Class C Shares' 1-year, 5-year, and since inception (8/16/95) total returns were (5.56)%, 8.89%, and 11.04%, respectively.2

1 Total return represents the change in the value of an investment after reinvesting all income and capital gains, and takes into account the 5.50% sales charge applicable to an initial investment in Class A Shares. Data quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

2 The total returns stated take into account all applicable sales charges. The maximum sales charges and contingent deferred sales charges for the fund are as follows: Class A Shares, 5.50% sales charge; Class B Shares, 5.50% contingent deferred sales charge; Class C Shares, 1.00% contingent deferred sales charge.

ONE STEP AT A TIME

$1,000 initial investment and subsequent investments of $1,000 each year for 17 years (reinvesting all dividends and capital gains) grew to $54,249.

With this approach, the key is consistency.

If you had started investing $1,000 annually in the Class A Shares of Federated Growth Strategies Fund on 8/23/84, reinvested your dividends and capital gains and did not redeem any shares, you would have invested only $18,000, but your account would have reached a total value of $54,2491 by 4/30/02. You would have earned an average annual total return of 11.04%.

A practical investment plan helps you pursue long-term performance from growth oriented stocks. Through systematic investing, you buy shares on a regular basis and reinvest all earnings. An investment plan can work for you when you invest only $1,000 annually. You can take it one step at a time. Put time, money and compounding to work.

1 This chart assumes that the subsequent annual investments are made on the last day of each anniversary month. No method of investing can guarantee a profit or protect against loss in down markets.

Hypothetical Investor Profile--
Investing for a College Education

David and Joan Rice are a fictional couple who, like many shareholders, are searching for a way to make their money grow over time.

David and Joan have been planning for the college education of their child. On April 30, 1992, they invested $5,000 in the Class A Shares of Federated Growth Strategies Fund. Since then, David and Joan have made additional investments of $250 every month.

As this chart shows, over 10 years, the original $5,000 investment along with their additional monthly $250 investments totaling $35,000 has grown to $56,229. This represents a 18.12% average annual total return. For the Rices, a dedicated program of monthly investments really paid off.

This hypothetical scenario is provided for illustrative purposes only and does not represent the result obtained by any particular shareholder. Past performance does not guarantee future results.

Portfolio of Investments

April 30, 2002 (unaudited)

Shares			Value
		COMMON STOCKS--97.3%
		Consumer Discretionary--13.7%
74,700	[1]	AutoZone, Inc.	$5,677,200
225,900	[1]	Barnes & Noble, Inc.	6,826,698
221,900	[1]	Bed Bath & Beyond, Inc.	8,248,023
150,600	[1]	Brinker International, Inc.	5,186,664
141,600	[1]	Cheesecake Factory, Inc.	5,894,808
92,600	[1]	Clear Channel Communications, Inc.	4,347,570
142,900		Darden Restaurants, Inc.	5,701,710
147,000	[1]	Furniture Brands International, Inc.	6,002,010
99,200	[1]	Harrah's Entertainment, Inc.	4,876,672
64,600		Johnson Controls, Inc.	5,571,750
141,500	[1]	Lear Corp.	7,274,515
169,000		Lowe's Cos., Inc.	7,147,010
135,000	[1]	Mandalay Resort Group	4,841,100
98,900		Maytag Corp.	4,564,235
113,900		Nike, Inc., Class B	6,074,287
377,000	[1]	Office Depot, Inc.	7,215,780
109,400		Sears, Roebuck & Co.	5,770,850
235,400		Tiffany & Co.	9,357,150
89,800	[1]	Tricon Global Restaurants, Inc.	5,662,788
154,400	[1]	Williams-Sonoma, Inc.	8,894,984

		TOTAL	125,135,804

		Consumer Staples--6.4%
166,900		Anheuser-Busch Cos., Inc.	8,845,700
161,500		Avon Products, Inc.	9,019,775
242,500		ConAgra Foods, Inc.	5,941,250
142,100	[1]	Constellation Brands, Inc., Class A	8,582,840
154,000		Diageo PLC, ADR	8,138,900
115,300		Dreyer's Grand Ice Cream, Inc.	5,379,898
124,500		Philip Morris Cos., Inc.	6,776,535
202,500		SUPERVALU, Inc.	6,075,000

		TOTAL	58,759,898

Shares			Value
		COMMON STOCKS--continued
		Energy--6.3%
105,000		Apache Corp.	$6,124,650
123,300	[1]	Cooper Cameron Corp.	6,761,772
270,600		ENSCO International, Inc.	9,135,456
192,500		GlobalSantaFe Corp.	6,754,825
208,700	[1]	Nabors Industries, Inc.	9,506,285
112,500	[1]	Newfield Exploration Co.	4,258,125
127,100	[1]	Noble Corp.	5,509,785
228,000		Rowan Companies, Inc.	5,786,640
95,100		Sunoco Inc.	3,269,538

		TOTAL	57,107,076

		Financials--10.8%
196,000		ACE, Ltd.	8,529,920
114,200		Allstate Corp.	4,538,308
86,400		Bear Stearns Cos., Inc.	5,351,616
93,000		City National Corp.	5,138,250
113,300		Commerce Bancorp, Inc.	5,595,887
111,600		Edwards (AG), Inc.	4,566,672
143,700		First Tennessee National Corp.	5,555,442
172,600		Gallagher (Arthur J.) & Co.	6,230,860
149,100	[1]	Investment Technology Group, Inc.	6,858,600
157,900		Legg Mason, Inc.	7,932,896
75,700		Lehman Brothers Holdings, Inc.	4,466,300
61,900		M & T Bank Corp.	5,285,022
113,900		Morgan Stanley, Dean Witter & Co.	5,435,308
178,500		New York Community Bancorp, Inc.	5,294,310
146,800		North Fork Bancorp, Inc.	5,669,416
368,500	[2]	Sovereign Bancorp, Inc.	5,317,455
74,800	[2]	XL Capital Ltd.	7,057,380

		TOTAL	98,823,642

Shares			Value
		COMMON STOCKS--continued
		Health Care--15.7%
92,000		Abbott Laboratories	$4,963,400
114,400	[1]	Anthem, Inc.	7,802,080
196,400		Bausch & Lomb, Inc.	7,064,508
141,300		Baxter International, Inc.	8,039,970
218,200	[1]	Boston Scientific Corp.	5,437,544
315,700	[1]	Caremark Rx, Inc.	6,787,550
224,650		Dentsply International, Inc.	8,911,866
341,500	[1]	First Health Group Corp.	9,903,500
116,000	[1]	Forest Labratories, Inc., Class A	8,948,240
175,100	[1]	Guidant Corp.	6,583,760
74,000		Johnson & Johnson	4,725,640
237,200	[1]	King Pharmaceuticals, Inc.	7,433,848
270,900	[1]	Manor Care, Inc.	6,945,876
169,800	[1]	Patterson Dental Co.	7,827,780
213,132		Pfizer, Inc.	7,747,348
184,400		Pharmacia Corp.	7,602,812
101,300	[1]	St. Jude Medical, Inc.	8,429,173
53,000	[1]	Tenet Healthcare Corp.	3,888,610
121,600	[1]	WellPoint Health Networks, Inc.	9,129,728
94,500		Wyeth	5,386,500

		TOTAL	143,559,733

		Industrials--9.9%
82,300	[1]	Alliant Techsystems, Inc.	8,863,710
127,500		Block (H&R), Inc.	5,115,300
384,000	[1]	Cendant Corp.	6,908,160
223,700	[1]	Concord EFS, Inc.	7,290,383
126,500	[1]	Corporate Executive Board Co.	4,807,000
73,200		Eaton Corp.	6,193,452
83,500		First Data Corp.	6,637,415
60,300		General Dynamics Corp.	5,854,527
123,200		Honeywell International, Inc.	4,518,976
Shares			Value
		COMMON STOCKS--continued
		Industrials--continued
99,600		ITT Industries, Inc.	$6,958,056
72,400	[1,2]	L-3 Communications Holdings, Inc.	9,251,272
73,500		Lockheed Martin Corp.	4,623,150
98,400		Pentair, Inc.	4,778,304
63,200		SPX Corp.	8,509,880

		TOTAL	90,309,585

		Information Technology--28.1%
201,000	[1]	ASML Holding NV	4,488,330
136,500	[1,2]	Affiliated Computer Services, Inc., Class A	7,380,555
241,000	[1]	Applied Materials, Inc.	5,861,120
758,700	[1]	Applied Micro Circuits Corp.	5,121,225
467,900	[1]	Axcelis Technologies, Inc.	6,737,760
283,000	[1]	Brocade Communications Systems, Inc.	7,241,970
231,000	[1]	Cadence Design Systems, Inc.	4,730,880
158,600	[1]	Celestica, Inc.	4,393,220
194,900	[1,2]	Check Point Software Technologies Ltd.	3,537,435
610,400	[1]	Cisco Systems, Inc.	8,942,360
140,100	[1]	Cymer, Inc.	6,622,527
118,000	[1]	Electronic Arts, Inc.	6,967,900
131,100	[1]	Emulex Corp.	3,800,589
293,000	[1]	Fairchild Semiconductor International, Inc., Class A	7,893,420
163,000	[1,2]	Genesis Microchip, Inc.	3,913,630
406,900	[1]	Ingram Micro, Inc., Class A	6,046,534
193,800	[1]	International Rectifier Corp.	8,938,056
210,900	[1,2]	Internet Security Systems, Inc.	4,133,640
116,000	[1]	JDA Software Group, Inc.	3,507,840
285,600	[1]	Jabil Circuit, Inc.	5,829,096
677,500	[1]	Juniper Networks, Inc.	6,849,525
280,800	[1]	KPMG Consulting, Inc.	4,914,000
328,300	[1,2]	LSI Logic Corp.	4,218,655
125,800	[1]	Lexmark International, Inc.	7,520,324
148,200	[1]	Mercury Interactive Corp.	5,523,414
185,600	[1]	Microchip Technology, Inc.	8,259,200
Shares			Value
		COMMON STOCKS--continued
		Information Technology--continued
116,900	[1]	Microsoft Corp.	$6,109,194
256,500	[1]	Network Appliance, Inc.	4,475,925
445,200	[1]	Oracle Corp.	4,469,808
164,400	[1]	Qlogic Corp.	7,514,724
154,500	[1]	Qualcomm, Inc.	4,659,720
481,500	[1]	RF Micro Devices, Inc.	8,378,100
166,800	[2]	SAP AG, ADR	5,437,680
277,300	[1,2]	Sandisk Corp.	4,536,628
207,700	[1]	Siebel Systems, Inc.	5,024,263
201,000	[1]	SunGuard Data Systems, Inc.	5,981,760
323,200	[1]	Sybase, Inc.	4,544,192
154,400	[1]	Symantec Corp.	5,467,304
447,540	[1]	Taiwan Semiconductor Manufacturing Co., ADR	7,921,458
980,400	[1,2]	United Microelectronics Corp., ADR	9,902,040
186,900	[1]	Veritas Software Corp.	5,296,746
228,200	[1]	Vishay Intertechnology, Inc.	5,018,118
206,600	[1]	Xilinx, Inc.	7,801,216

		TOTAL	255,912,081

		Materials--2.3%
126,800		Ball Corp.	6,029,340
226,200	[1]	Pactiv Corp.	4,675,554
480,500		Placer Dome, Inc.	5,645,875
98,900	[1,2]	Sealed Air Corp.	4,417,863

		TOTAL	20,768,632

		Telecommunication Services--2.4%
116,200		Alltel Corp.	5,751,900
169,400		BellSouth Corp.	5,141,290
156,500		Telefonos de Mexico SA de CV, Class L, ADR	5,921,960
124,500		Verizon Communications, Inc.	4,993,695

		TOTAL	21,808,845

Shares			Value
		COMMON STOCKS--continued
		Utilities--1.7%
153,900		Duke Energy Corp.	$5,898,987
125,300		El Paso Corp.	5,012,000
405,400	[1]	Mirant Corp.	4,897,232

		TOTAL	15,808,219

		TOTAL COMMON STOCKS (IDENTIFIED COST $813,687,213)	887,993,515

		MUTUAL FUND--3.6%
32,777,666		Federated Prime Value Obligations Fund, Class IS (at net asset value)	32,777,666

		TOTAL INVESTMENTS (IDENTIFIED COST $846,464,879)[3]	$920,771,181

1 Non-income producing security.

2 Certain shares are temporarily on loan to unaffiliated broker/dealers.

3 The cost of investments for federal tax purposes amounts to $846,464,879. The net unrealized appreciation of investments on a federal tax basis amounts to $74,306,302 which is comprised of $114,706,994 appreciation and $40,400,692 depreciation at April 30, 2002.

Note: The categories of investments are shown as a percentage of net assets ($912,022,582) at April 30, 2002.

The following acronym is used throughout this portfolio:

ADR	--American Depositary Receipt

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

April 30, 2002 (unaudited)

Assets:
Total investments in securities, at value (identified cost $846,464,879)		$920,771,181
Cash held as collateral for securities lending		46,751,624
Receivable for investments sold		34,094,743
Receivable for shares sold		303,341
Income receivable		414,110

TOTAL ASSETS		1,002,334,999

Liabilities:
Payable for investments purchased	$42,619,950
Payable for shares redeemed	480,581
Payable on collateral due to broker	46,751,624
Accrued expenses	460,262

TOTAL LIABILITIES		90,312,417

Net assets for 37,990,094 shares outstanding		$912,022,582

Net Assets Consist of:
Paid in capital		$1,121,286,432
Net unrealized appreciation of investments		74,306,302
Accumulated net realized loss on investments		(279,886,472)
Net operating loss		(3,683,680)

TOTAL NET ASSETS		$912,022,582

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($640,735,544 ÷ 26,202,355 shares outstanding)		$24.45

Offering price per share (100/94.50 of $24.45)[1]		$25.87

Redemption proceeds per share		$24.45

Class B Shares:
Net asset value per share ($227,342,612 ÷ 9,893,757 shares outstanding)		$22.98

Offering price per share		$22.98

Redemption proceeds per share (94.50/100 of $22.98)[1]		$21.72

Class C Shares:
Net asset value per share ($43,944,426 ÷ 1,893,982 shares outstanding)		$23.20

Offering price per share		$23.20

Redemption proceeds per share (99.00/100 of $23.20)[1]		$22.97

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended April 30, 2002 (unaudited)

Investment Income:
Dividends (net of foreign taxes withheld of $21,350)			$3,211,608
Interest			409,964

TOTAL INCOME			3,621,572

Expenses:
Investment adviser fee		$3,624,141
Administrative personnel and services fee		363,380
Custodian fees		30,926
Transfer and dividend disbursing agent fees and expenses		858,196
Directors'/Trustees' fees		3,383
Auditing fees		6,765
Legal fees		2,416
Portfolio accounting fees		72,000
Distribution services fee--Class B Shares		906,940
Distribution services fee--Class C Shares		176,595
Shareholder services fee--Class A Shares		846,869
Shareholder services fee--Class B Shares		302,313
Shareholder services fee--Class C Shares		58,865
Share registration costs		22,711
Printing and postage		85,046
Insurance premiums		1,933
Miscellaneous		3,383

TOTAL EXPENSES		7,365,862

Reimbursement and Expense Reductions:
Reimbursement of investment adviser fee	$(4,073)
Fees paid indirectly from directed broker arrangement	(56,537)

TOTAL REIMBURSEMENT AND EXPENSE REDUCTIONS		(60,610)

Net expenses			7,305,252

Net operating loss			(3,683,680)

Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments			(2,606,609)
Net change in unrealized appreciation of investments			52,288,501

Net realized and unrealized gain on investments			49,681,892

Change in net assets resulting from operations			$45,998,212

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2002	Year Ended 10/31/2001
Increase (Decrease) in Net Assets
Operations:
Net operating loss	$(3,683,680)	$(9,299,465)
Net realized loss on investments and foreign currency transactions	(2,606,609)	(272,466,718)
Net change in unrealized appreciation/depreciation of investments	52,288,501	(368,709,908)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	45,998,212	(650,476,091)

Distributions to Shareholders:
Distributions from net realized gain on investments
Class A Shares	--	(80,448,842)
Class B Shares	--	(29,722,359)
Class C Shares	--	(4,912,050)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	--	(115,083,251)

Share Transactions:
Proceeds from sale of shares	84,505,119	846,476,250
Net asset value of shares issued to shareholders in payment of distributions declared	--	99,006,360
Cost of shares redeemed	(167,304,546)	(946,551,425)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(82,799,427)	(1,068,815)

Change in net assets	(36,801,215)	(766,628,157)

Net Assets:
Beginning of period	948,823,797	1,715,451,954

End of period	$912,022,582	$948,823,797

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Class A Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended October 31,
	4/30/2002	2001	2000	1999 [1]	1998	1997
Net Asset Value, Beginning of Period	$23.34	$40.66	$37.70	$23.53	$31.54	$25.84
Income From Investment Operations:
Net operating loss	(0.07)[2]	(0.15)[2]	(0.33)[2]	(0.25)[2]	(0.14)[2]	(0.04)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.18	(14.48)	7.62	14.42	(1.48)	8.56

TOTAL FROM INVESTMENT OPERATIONS	1.11	(14.63)	7.29	14.17	(1.62)	8.52

Less Distributions:
Distributions from net investment income	--	--	--	--	--	(0.00)[3]
Distributions from net realized gain on investments	--	(2.69)	(4.33)	--	(6.39)	(2.82)

TOTAL DISTRIBUTIONS	--	(2.69)	(4.33)	--	(6.39)	(2.82)

Net Asset Value, End of Period	$24.45	$23.34	$40.66	$37.70	$23.53	$31.54

Total Return[4]	4.76%	(38.31)%	20.47%	60.22%	(6.12)%	36.37%

Ratios to Average Net Assets:

Expenses	1.30%[5,6]	1.27%	1.20%	1.24%	1.20%	1.14%

Net operating loss	(0.54)%[5]	(0.51)%	(0.76)%	(0.80)%	(0.54)%	(0.14)%

Expense waiver/reimbursement[7]	--	--	--	--	--	0.10%

Supplemental Data:

Net assets, end of period (000 omitted)	$640,736	$665,021	$1,216,669	$776,828	$510,552	$509,678

Portfolio turnover	123%	211%	115%	125%	119%	146%

1 Beginning with the year ended October 31, 1999, the Fund was audited by Deloitte & Touche LLP. Each of the previous years was audited by other auditors.

2 Per share numbers have been calculated using the average shares method, which more appropriately represents the per share data for the period since the use of undistributed income method did not accord with the results of operations.

3 Amounts distributed per share do not round to $0.01.

4 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

5 Computed on an annualized basis.

6 The expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The expense ratio is 1.29% after taking into account these expense reductions.

7 This expense decrease is reflected in both the expense and the net operating loss ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Class B Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended October 31,
	4/30/2002	2001	2000	1999 [1]	1998	1997
Net Asset Value, Beginning of Period	$22.02	$38.79	$36.38	$22.88	$31.02	$25.65
Income From Investment Operations:
Net operating loss	(0.15)[2]	(0.35)[2]	(0.63)[2]	(0.47)[2]	(0.34)[2]	(0.10)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.11	(13.73)	7.37	13.97	(1.41)	8.29

TOTAL FROM INVESTMENT OPERATIONS	0.96	(14.08)	6.74	13.50	(1.75)	8.19

Less Distributions:
Distributions from net realized gain on investments	--	(2.69)	(4.33)	--	(6.39)	(2.82)

Net Asset Value, End of Period	$22.98	$22.02	$38.79	$36.38	$22.88	$31.02

Total Return[3]	4.36%	(38.77)%	19.61%	59.00%	(6.78)%	35.23%

Ratios to Average Net Assets:

Expenses	2.05%[4,5]	2.02%	1.95%	1.99%	1.96%	1.99%

Net operating loss	(1.29)%[4]	(1.26)%	(1.50)%	(1.55)%	(1.34)%	(1.04)%

Supplemental Data:

Net assets, end of period (000 omitted)	$227,343	$237,630	$425,398	$177,091	$77,975	$39,588

Portfolio turnover	123%	211%	115%	125%	119%	146%

1 Beginning with the year ended October 31, 1999, the Fund was audited by Deloitte & Touche LLP. Each of the previous years was audited by other auditors.

2 Per share numbers have been calculated using the average shares method, which more appropriately represents the per share data for the period since the use of undistributed income method did not accord with the results of operations.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 Computed on an annualized basis.

5 The expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The expense ratio is 2.04% after taking into account these expense reductions.

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Class C Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended October 31,
	4/30/2002	2001	2000	1999 [1]	1998	1997
Net Asset Value, Beginning of Period	$22.23	$39.14	$36.62	$23.02	$31.16	$25.68
Income From Investment Operations:
Net operating loss	(0.15)[2]	(0.35)[2]	(0.62)[2]	(0.47)[2]	(0.34)[2]	(0.20)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.12	(13.87)	7.47	14.07	(1.41)	8.50

TOTAL FROM INVESTMENT OPERATIONS	0.97	(14.22)	6.85	13.60	(1.75)	8.30

Less Distributions:
Distributions from net realized gain on investments	--	(2.69)	(4.33)	--	(6.39)	(2.82)

Net Asset Value, End of Period	$23.20	$22.23	$39.14	$36.62	$23.02	$31.16

Total Return[3]	4.36%	(38.78)%	19.81%	59.08%	(6.74)%	35.66%

Ratios to Average Net Assets:

Expenses	2.05%[4,5]	2.02%	1.93%	1.97%	1.94%	1.90%

Net operating loss	(1.30)%[4]	(1.26)%	(1.48)%	(1.53)%	(1.34)%	(0.91)%

Expense waiver/reimbursement[6]	--	0.00%[7]	0.02%	0.02%	0.02%	0.09%

Supplemental Data:

Net assets, end of period (000 omitted)	$43,944	$46,173	$73,385	$30,096	$12,654	$5,860

Portfolio turnover	123%	211%	115%	125%	119%	146%

1 Beginning with the year ended October 31, 1999, the Fund was audited by Deloitte & Touche LLP. Each of the previous years was audited by other auditors.

2 Per share numbers have been calculated using the average shares method, which more appropriately represents the per share data for the period since the use of undistributed income method did not accord with the results of operations.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 Computed on an annualized basis.

5 The expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The expense ratio is 2.04% after taking into account these expense reductions.

6 This expense decrease is reflected in both the expense and the net operating loss ratios shown above.

7 Amount does not round to 0.01%.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

April 30, 2002 (unaudited)

ORGANIZATION

Federated Equity Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of eight portfolios. The financial statements included herein are only those of Federated Growth Strategies Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers three classes of shares: Class A Shares, Class B Shares and Class C Shares. The investment objective of the Fund is appreciation of capital.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP").

Investment Valuation

Listed equities are valued at the last sale price reported on a national securities exchange. U.S. government securities are valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available are valued at fair value as determined in good faith using methods approved by the Board of Trustees (the "Trustees").

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. All discounts/premiums are accreted/amortized for financial reporting purposes as required. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Internal Revenue Code, as amended, (the "Code") applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

At October 31, 2001, the Fund, for federal tax purposes, had a capital loss carryforward of $246,319,798, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire in 2009.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies ("FC") are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Securities Lending

The Fund participates in a securities lending program providing for the lending of corporate bonds, equity and government securities to qualified brokers. Collateral for securities loaned must be in cash or government securities. Collateral is maintained at a minimum level of 102% of the market value on investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the custodian, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

As of April 30, 2002, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities Loaned	Market Value of Collateral
$46,125,626	$46,751,624

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares.

Transactions in shares were as follows:

	Six Months Ended 4/30/2002		Year Ended 10/31/2001
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	2,794,899	$69,799,137	24,505,637	$754,676,005
Shares issued to shareholders in payment of distributions declared	--	--	1,860,064	66,962,055
Shares redeemed	(5,084,302)	(127,116,144)	(27,798,117)	(837,006,583)

NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(2,289,403)	$(57,317,007)	(1,432,416)	$(15,368,523)

	Six Months Ended 4/30/2002		Year Ended 10/31/2001
Class B Shares	Shares	Amount	Shares	Amount
Shares sold	364,022	$8,588,867	2,225,453	$64,936,321
Shares issued to shareholders in payment of distributions declared	--	--	803,469	27,473,027
Shares redeemed	(1,263,597)	(29,713,085)	(3,203,133)	(85,431,478)

NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(899,575)	$(21,124,218)	(174,211)	$6,977,870

	Six MonthsEnded 4/30/2002		Year Ended 10/31/2001
Class C Shares	Shares	Amount	Shares	Amount
Shares sold	257,864	$6,117,115	931,757	$26,863,924
Shares issued to shareholders in payment of distributions declared	--	--	132,348	4,571,278
Shares redeemed	(441,331)	(10,475,317)	(861,685)	(24,113,364)

NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(183,467)	$(4,358,202)	202,420	$7,321,838

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(3,372,445)	$(82,799,427)	(1,404,207)	$(1,068,815)

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.75% of the Fund's average daily net assets.

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund may invest in Prime Value Obligations Fund, which is managed by the Adviser. The Adviser has agreed to reimburse certain investment adviser fees as a result of these transactions.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.150% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Class B and Class C Shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC.

Share Class Name	Percentage of Average Daily Net Assets of Class
Class B Shares	0.75%
Class C Shares	0.75%

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

Expense Reduction

The Fund directs certain portfolio trades to broker that in turn pays a portion of the Fund's operating expenses. For the six months ended April 30, 2002, the Fund's expense were reduced by $56,537 under these arrangements.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities, short-term securities (and in-kind contributions), for the six months ended April 30, 2002, were as follows:

Purchases	$1,120,473,109

Sales	$1,197,044,231

Purchases and sales of long-term U.S. government securities for the six months ended April 30, 2002, were as follows:

Purchases	$17,391,906

Sales	$17,229,719

CONCENTRATION OF CREDIT RISK

The Fund may invest a portion of its assets in securities of companies that are deemed by the Fund's management to be classified in similar business sectors. The economic developments within a particular sector may have an adverse effect on the ability of issuers to meet their obligations. Additionally, economic developments may have an effect on the liquidity and volatility of the portfolio securities.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the householding program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of householding. Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of householding at any time by calling 1-800-341-7400.

Federated
World-Class Investment Manager
Federated Growth Strategies Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com
Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact
Federated Securities Corp., Distributor

Cusip 314172107
Cusip 314172206
Cusip 314172305

Federated is a registered mark of Federated Investors, Inc. 2002 ©Federated Investors, Inc.

8010409 (6/02)

Federated Investors
World-Class Investment Manager

Federated Kaufmann Fund

A Portfolio of Federated Equity Funds

2ND SEMI-ANNUAL REPORT

April 30, 2002

CLASS A SHARES
CLASS B SHARES
CLASS C SHARES

Established 2001

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

Lawrence Auriana

Portfolio Co-Manager

Federated Kaufmann Fund

Hans Utsch

Portfolio Co-Manager

Federated Kaufmann Fund

Dear Valued Shareholder:

We are pleased to report that for the six-month reporting period ended April 30, 2002, Federated Kaufmann Fund's Class A, B and C shares had total returns at net asset value of 12.20%, 11.95% and 11.95%, respectively.1 The fund outperformed its peer group, represented by the Lipper Multi-Cap Growth Index (LMCGI),2 which was up just 1.13%.

While short-term performance can be gratifying at times (Class A, B and C shares were ranked #3 out of 445 LMCGI funds for one-year performance as of April 30, 2002), the primary goal of Federated Kaufmann Fund has always been superior long-term performance.

1 Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total return for the six-month reporting period, based on offering price, (i.e., less any applicable sales charges) for Class A, B and C shares were 5.94%, 6.45% and 10.95%, respectively. Current performance information is available at our website www.federatedinvestors.com or by calling 1-800-341-7400.

The fund is the successor to The Kaufmann Fund, Inc. (Kaufmann Fund) pursuant to a reorganization that took place effective on April 23, 2001. Prior to that date, the fund's Class A, B and C shares had no investment operations. Accordingly, the performance information provided is historical information of Federated Kaufmann Fund, but has been adjusted to reflect the sales charges and expenses applicable to the fund's Class A, B and C shares. The fund's performance assumes the reinvestment of all dividends and distributions. Small company stocks may be less liquid and subject to greater price volatility than large capitalization stocks.

2 Lipper figures represent the average annual returns reported by all mutual funds designated by Lipper, Inc. as falling into the category indicated. They do not reflect sales charges.

FEDERATED KAUFMANN FUND--CLASS A SHARES

Average Annual Total Returns for the Period Ended 4/30/2002

	6-Month (Cumulative)	1-Year	2-Year	5-Year	10-Year	15-Year
Federated Kaufmann Fund - Class A Shares[2]	12.20%	6.90%	4.03%	13.20%	15.95%	15.81%
Russell Mid Cap Growth Index[3]	6.97%	(15.01)%	(24.40)%	9.44%	11.25%	11.07%
Lipper Multi-Cap Growth Index[3]	1.13%	(22.19)%	(24.51)%	6.10%	10.20%	10.33%

Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 5.50% ($10,000 investment minus $550 sales charge = $9,450). The Fund's performance assumes the reinvestment of all dividends and distributions. The RMGI and the LMCGI have been adjusted to reflect reinvestment of all dividends on securities in the index.

2 Performance shown is for the Fund's Class A Shares at net asset value. Based on the maximum sales charge of 5.50%, the Fund's Class A Shares' 6-month cumulative total return and 1-year, 2-year, 5-year, 10-year and 15-year average annual total returns were 5.94%, 0.98%, 1.13%, 11.93%, 15.30% and 15.39%, respectively. Additional classes of shares are available. Performance for these classes will vary to differences in sales charges and expenses.

3 The RMGI and the LMCGI are not adjusted to reflect sales charges or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performances. These indexes are unmanaged.

FEDERATED KAUFMANN FUND--CLASS B SHARES

Average Annual Total Returns for the Period Ended 4/30/2002

	6-Month (Cumulative)	1-Year	2-Year	5-Year	10-Year	15-Year
Federated Kaufmann Fund - Class B Shares[2]	11.95%	6.17%	3.47%	12.54%	15.25%	15.11%
Russell Mid Cap Growth Index[3]	6.97%	(15.01)%	(24.40)%	9.44%	11.25%	11.07%
Lipper Multi-Cap Growth Index[3]	1.13%	(22.19)%	(24.51)%	6.10%	10.20%	10.33%

Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 Represents a hypothetical investment of $10,000 in the Fund. The ending value of the Fund does not reflect a contingent deferred sales charge on any redemption over seven years from the purchase date. The maximum contingent deferred sales charge is 5.50% on any redemption less than one year from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The RMGI and the LMCGI have been adjusted to reflect reinvestment of dividends on securities in the indexes.

2 Performance shown is for the Fund's Class B Shares at net asset value. Based on the maximum contingent deferred sales charge of 5.50% on any redemption less than one year from the purchase date, the Fund's Class B Shares' 6-month cumulative total return and 1-year, 2-year, 5-year, 10-year and 15-year average annual total returns were 6.45%, 0.80%, 1.95%, 12.34%, 15.25% and 15.11%, respectively. Additional classes of shares are available. Performance for these classes will vary to differences in sales charges and expenses.

3 The RMGI and the LMCGI are not adjusted to reflect sales charges or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performances. These indexes are unmanaged.

FEDERATED KAUFMANN FUND--CLASS C SHARES

Average Annual Total Returns for the Period Ended 4/30/2002

	6-Month (Cumulative)	1-Year	2-Year	5-Year	10-Year	15-Year
Federated Kaufmann Fund - Class C Shares[2]	11.95%	6.41%	3.47%	12.54%	15.25%	15.11%
Russell Mid Cap Growth Index[3]	6.97%	(15.01)%	(24.40)%	9.44%	11.25%	11.07%
Lipper Multi-Cap Growth Index[3]	1.13%	(22.19)%	(24.51)%	6.10%	10.20%	10.33%

Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 Represents a hypothetical investment of $10,000 in the Fund. A 1.00% contingent deferred sales charge would be applied on any redemption less than one year from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The RMGI and the LMCGI have been adjusted to reflect reinvestment of dividends on securities in the indexes.

2 Performance shown is for the Fund's Class C Shares at net asset value. Based on the maximum contingent deferred sales charge of 1.00% on any redemption less than one year from the purchase date, the Fund's Class C Shares' 6-month cumulative total return and 1-year, 2-year, 5-year, 10-year and 15-year average annual total returns were 10.95%, 5.43%, 3.47%, 12.54%, 15.25% and 15.11%, respectively. Additional classes of shares are available. Performance for these classes will vary to differences in sales charges and expenses.

3 The RMGI and the LMCGI are not adjusted to reflect sales charges or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performances. These Indexes are unmanaged.

The following table shows the fund's rankings compared with its Lipper peer group as of April 30, 2002.

Ranking[1]	1-Year
Federated Kaufmann Fund, Class A Shares	3
Federated Kaufmann Fund, Class B Shares	8
Federated Kaufmann Fund, Class C Shares	6
TOTAL NUMBER OF MULTI-CAP GROWTH FUNDS	445

The simplest and best explanation of our strong recent performance is that the fund's core holdings represent businesses that have continued to experience high rates of growth in sales and earnings--right through the country's economic recession. The fund's biggest gainers in the first half of the reporting period have all been profitable, well-managed, fast-growing companies including: PETsMART, Inc. (pet superstores; 5.9% of net assets), Cendant Corp. (diversified consumer services, 3.6% of net assets), Lincare Holdings, Inc. (home respiratory therapy, 6.9% of net assets), Concord EFS, Inc. (electronic fund transfer services, 2.7% of net assets), Affiliated Computer Services, Inc. (computerized business services, 3.0% of net assets), Dollar Tree Stores, Inc. (discount variety store chain, 1.1% of net assets), Unilab Corp. (clinical laboratory testing services, 1.6% of net assets), Advanced Auto Parts, Inc. (retail auto parts chain, 1.2% of net assets) and Ace, Ltd. (specialty commercial insurance company, 1.1% of net assets).

These investments have something else in common. They are in businesses that we have come to know well after many years of observation and study. For example, we started buying PETsMART, Inc. in 1998, having followed it since 1993 when it went public. We first bought Lincare Holdings, Inc. in 1992, and in 1994, we bought Concord EFS, Inc. and Affiliated Computer Services, Inc. The position in Dollar Tree Stores, Inc. was established in 2001, but we have had a position in a similar company, Family Dollar Stores, Inc. since 1997. In the same vein, we bought Ace, Ltd. in 1999, after learning the industry through a position in Philadelphia Consolidated Holding Corp., which we have held since 1994. Unilab Corp. and Advanced Auto Parts Inc. were both recently purchased on their initial public offering. The decision to add these positions to our portfolio was based, to a large extent, on years of buying and selling stocks of other companies in similar businesses. We believe our many years of experience give us an information advantage in our stock selection.

1 As per Lipper, Inc. Lipper rankings are based on total return and do not take sales charges into account.

During the past few months, the U.S. equity market has been adversely affected by a crisis of confidence caused by issues in corporate governance and accounting standards. However, we believe investor confidence will improve during the second half of this calendar year, as the appropriate regulatory, government and industry groups address these issues.

In our opinion, the U.S. equity market will end the year on an upward trend in view of an increase in corporate profits, brought about by resumption in worldwide economic growth and an accommodative monetary policy by the Federal Reserve Board.

As always, we thank you for your support and look forward to serving you for many years to come.

Sincerely yours,

Hans Utsch

Hans Utsch
Portfolio Co-Manager

June 15, 2002

Lawrence Auriana

Lawrence Auriana
Portfolio Co-Manager

Portfolio of Investments

April 30, 2002 (unaudited)

Shares or Units Held			Value
		STOCKS--94.9%
		FINANCIAL--13.3%
		Finance--7.0%
500,000		Allied Capital Corp.	$13,050,000
1,300,000	[1]	Alphyra Group (IEP)	3,628,813
500,000		Capital One Financial Corp.	29,945,000
3,140,400	[1]	Concord EFS, Inc.	102,345,636
503,400	[1,2,4]	Federal Agricultural Mortgage Corp.	18,983,214
1,300,000	[1,2]	IndyMac Bancorp, Inc.	32,825,000
900,000	[1,2]	National Processing, Inc.	26,865,000
1,040,900	[1]	Ocwen Financial Corp.	7,806,750
1,219,900		Providian Financial Corp.	8,661,290
123,160	[2]	Shokoh Fund & Co. Ltd. (JPY)	15,148,713
125,000		USA Education, Inc.	11,981,250

		TOTAL	271,240,666

		Insurance--4.7%
300,000		Aon Corp.	10,719,000
1,000,000		Ace, Ltd.	43,520,000
404,100	[1]	Arch Capital Group Ltd.	11,791,638
500,000		Gallagher (Arthur J.) & Co.	18,050,000
300,000		MGIC Investment Corp.	21,408,000
1,100,000	[1,4]	Philadelphia Consolidated Holding Corp.	46,970,000
900,000	[1]	Phoenix Companies, Inc.	16,749,000
975,000	[1,4]	RTW, Inc.	1,306,500
100,000		XL Capital Ltd.	9,435,000

		TOTAL	179,949,138

		Venture Capital--0.8%
1	[1,3]	Apollo Investment Fund	1,605,793
1	[1,3]	FA Private Equity Fund IV, LP	100,000
1	[3]	Greenfield Technology Venture Fund I, LP	67,685
1	[3]	Incuvest LLC, Pfd.	5,000,000
1	[3]	Latin Healthcare Fund I, LP	9,934,956
1	[3]	Peachtree/CB Partners, LLC	2,270,904
Shares or Units Held			Value
		STOCKS--continued
		FINANCIAL--continued
		Venture Capital--continued
1	[3]	Peachtree/DMI Partners, LLC	$1,155,000
1	[3]	Peachtree/Heartlab Partners, LLC	673,750
1	[3]	Peachtree/Leadscope, LLC	670,000
1	[3]	Peachtree/Leadscope, LLC	400,000
1	[3]	Peachtree/Medichem Partners, LLC	464,007
1	[3]	Peachtree/OpenNetworks Partners, LLC	962,500
1	[3]	Peachtree/Velquest Partners, LLC	477,500
1	[3]	Rocket Ventures II, LP	4,609,289
1	[1,3]	The Infrastructure Fund, LP	333,315
52,500	[3]	Western Growth Capital Partners I, LLP	164,850

		TOTAL	28,889,549

		Real Estate--0.8%
10,000	[2]	Four Seasons Hotels, Inc.	499,500
35,000		General Growth Properties, Inc.	1,600,550
300,000		Marriott International, Inc., Class A	13,182,000
219,600	[1]	Prime Hospitality Corp.	2,830,644
518,000		Redwood Trust, Inc.	14,944,300

		TOTAL	33,056,994

		TOTAL FINANCIAL	513,136,347

		HEALTH--31.2%
		Health Care Services--15.7%
75,000	[1,2]	AMN Healthcare Services, Inc.	2,310,750
600,000	[1]	Apria Healthcare Group, Inc.	15,594,000
1,175,000	[1,4]	CareScience, Inc.	1,351,250
500,000	[1]	Community Health Systems, Inc.	14,510,000
3,985	[1,3,4]	CompBenefits Corp. -- Convertible Participating Pfd.	4,421,366
347,492	[1,3,4]	CompBenefits Corp. -- Voting Common	191,121
350,000	[1]	Coventry Health Care, Inc.	11,025,000
200,000	[1]	Cross Country, Inc.	6,052,000
400,000	[1]	First Health Group Corp.	11,600,000
400,000	[2]	HCA, Inc.	19,116,000
Shares or Units Held			Value
		STOCKS--continued
		HEALTH--continued
		Health Care Services--continued
250,000	[1]	Health Management Associates, Inc.	$5,335,000
2,000,000	[1]	HEALTHSOUTH Corp.	30,200,000
600,000	[1,2]	Laboratory Corporation of America Holdings	59,520,000
465,400	[1,2]	LifePoint Hospitals, Inc.	19,546,800
8,391,600	[1,4]	Lincare Holdings, Inc.	264,167,568
100,000	[1]	MedicaLogic/Medscape, Inc.	21,000
5,000	[1]	Medical Staffing Network Holdings, Inc.	121,200
200,000	[1,2]	MIM Corp.	3,560,000
232,500	[1]	Odyssey Healthcare, Inc.	7,909,650
200,000	[1]	Pediatric Services of America, Inc.	2,080,000
120,000	[1,2]	Quest Diagnostic, Inc.	11,031,600
300,000	[1]	Renal Care Group, Inc.	10,650,000
1,000,000	[1,2]	Select Medical Corp.	15,050,000
150,000	[1]	Tenet Healthcare Corp.	11,005,500
400,000	[1,2]	Triad Hospitals, Inc.	16,800,000
214,300	[1]	Trover Solutions, Inc.	1,264,370
2,000,000	[1,4]	Unilab Corp.	59,940,000

		TOTAL	604,374,175

		Medical Equipment & Supplies--7.5%
296,296	[3]	AeroGen, Inc. -- Series F Pfd.	503,704
1,500,000	[1]	Alliance Imaging, Inc.	19,635,000
181,400	[1,2]	American Science & Engineering, Inc.	3,491,950
200,000	[1]	Aspect Medical Systems, Inc.	2,000,000
200,000		Baxter International, Inc.	11,380,000
850,000	[1,4]	Bionx Implants, Inc.	4,675,000
500,000	[2]	Cardinal Health, Inc.	34,625,000
600,000	[1,4]	Conceptus, Inc.	10,854,000
714,286	[1,3,4]	Conceptus, Inc.	12,921,434
4,761,904	[3]	Converge Medical, Inc. -- Series C Pfd.	3,000,000
500,000	[1,3]	Cortek, Inc. -- Series C Convertible Pfd.	660,000
1,515,152	[1,3]	Cortex, Inc. -- Series D Convertible Pfd.	2,000,001
700,000	[1,2]	Cryolife, Inc.	20,629,000
1,766,000	[1,4]	Curon Medical, Inc.	5,986,740
Shares or Units Held			Value
		STOCKS--continued
		HEALTH--continued
		Medical Equipment & Supplies--continued
900,000	[1,2,4]	DJ Orthopedics, Inc.	$7,704,000
1	[3]	De Novo (Q) Ventures I, LP	3,830,792
2,083,333	[3]	DexCom, Inc. -- Series B Pfd.	3,000,000
100,000	[1,2]	Endocare, Inc.	1,919,000
400,000	[1]	Guidant Corp.	15,040,000
206,000	[1]	Haemonetics Corp.	6,826,840
300,000	[1]	INAMED Corp.	11,049,000
5,414	[3]	Medtronic, Inc.	241,952
617,400	[1,4]	NMT Medical, Inc.	3,655,008
1,640,400	[1,4]	Natus Medical, Inc.	7,217,760
10,000	[1,2]	Neoforma, Inc.	177,000
931,900	[1,2,4]	Orthofix International NV	34,666,680
1,040,000	[3]	Sanarus Medical, Inc. -- Series A Pfd.	1,795,040
1,448,436	[3]	Sanarus Medical, Inc. -- Series B Pfd.	2,500,001
500,000	[3]	Spinal Dynamics Corp. -- Series D Pfd.	3,000,000
300,000	[1,2]	Therasense, Inc.	7,500,000
277,777	[1,3]	ThermoGenesis Corp. -- Warrants 4/27/2006	321,327
250,000	[1,3]	ThermoGenesis Corp. -- Warrants 3/26/2007	250,035
1,388,885	[1,3]	ThermoGenesis Corp.	3,055,547
556,400	[1]	ThermoGenesis Corp.	1,224,080
1,250,000	[1,2,3]	ThermoGenesis Corp.	2,200,000
800,000		Varian Medical Systems, Inc.	34,680,000
100,000	[1]	Zimmer Holdings, Inc.	3,471,000

		TOTAL	287,686,891

		Pharmaceuticals & Biotech--8.0%
200,000		Abbott Laboratories	10,790,000
266,667	[3]	ACADIA Pharmaceuticals, Inc.	2,000,003
100,000	[1,2]	Alexion Pharmaceuticals, Inc.	1,848,000
210,000	[1]	Allos Therapeutics, Inc.	1,669,500
250,000	[1,3,4]	Aradigm Corp.	3,800,000
650,000	[3]	Aradigm Corp., Warrants 12/17/2006	1,375,968
1,694,915	[3]	Ardais Corp., Convertible Pfd.	9,999,999
535,000	[1]	Argonaut Technologies, Inc.	1,246,550
500,000	[1]	ArQule, Inc.	4,750,000
Shares or Units Held			Value
		STOCKS--continued
		HEALTH--continued
		Pharmaceuticals & Biotech--continued
475,000	[1,2]	Array BioPharma, Inc.	$4,640,750
175,000	[1,2]	Atrix Labs, Inc.	4,193,000
600,000	[1]	Bruker AXS, Inc.	1,608,000
1,126,200	[1]	Charles River Laboratories International, Inc.	33,729,690
400,000	[1,2]	Corvas International, Inc.	1,256,000
500,000	[1]	DOV Pharmaceutical, Inc.	3,750,000
92,970	[1,2]	deCODE GENETICS, Inc.	515,984
645,161	[3]	diaDexus, Inc. -- Series C Pfd.	4,999,998
700,000	[1,2]	Dr. Reddy's Laboratories Ltd., ADR (IDR)	15,309,000
1,129,323	[1,2]	Exelixis, Inc.	11,180,298
200,000	[1]	Forest Laboratories, Inc.	15,428,000
279,000		Galen Holdings PLC, ADR	8,755,020
600,000	[1]	Genentech, Inc.	21,300,000
296,296	[1,3]	Genta, Inc.	3,981,329
300,000	[1,2]	Genzyme Transgenics Corp.	834,000
400,000	[1]	Gilead Sciences, Inc.	12,448,000
300,000		GlaxoSmithKline PLC, ADR	14,415,000
210,000	[1,2]	ICN Pharmaceuticals, Inc.	5,808,600
515,000	[1,2]	IDEC Pharmaceuticals Corp.	28,299,250
155,000	[1,2,3]	Intermune, Inc.	4,146,250
266,666	[1]	King Pharmaceuticals, Inc.	8,357,312
100,000	[1]	Large Scale Biology Corp.	265,900
250,000	[1]	Medarex, Inc.	2,535,000
200,000		Merck & Co., Inc.	10,868,000
266,668	[1,3]	Mitokor -- Series F Pfd.	2,000,010
266,668	[1,3]	Mitokor -- Series F1 Pfd.	2,000,010
100,000	[1,2]	NPS Pharmaceuticals, Inc.	2,981,000
400,000		Pfizer, Inc.	14,540,000
1,300,525	[1,4]	Point Therapeutics, Inc.	2,275,919
230,000	[1,2]	POZEN, Inc.	1,129,300
300,000	[1,2]	Protein Design Labs, Inc.	5,388,000
125,000	[1]	Salix Pharmaceuticals, Ltd.	1,852,375
Shares or Units Held			Value
		STOCKS--continued
		HEALTH--continued
		Pharmaceuticals & Biotech--continued
250,000	[1]	SangStat Medical Corp.	$5,825,000
320,000	[1,2]	Shire Pharmaceuticals Group PLC, ADR	7,104,000
770,000	[1,2]	Telik, Inc.	8,008,000

		TOTAL	309,208,015

		TOTAL HEALTH	1,201,269,081

		RETAIL--15.6%
		Restaurants--3.3%
404,000	[1]	ARAMARK Corp., Class B	11,190,800
10,000	[2]	CKE Restaurants, Inc.	124,000
24,000	[1]	Checkers Drive-In Restaurants, Inc.	290,366
20,439,322	[4]	J.D. Wetherspoon PLC (GBP)	106,881,221
200,000	[2]	Ruby Tuesday, Inc.	5,024,000
225,000	[1]	Smith & Wollensky Restaurant Group, Inc.	1,305,000
544,500		Worldwide Restaurant Concepts, Inc.	1,230,570

		TOTAL	126,045,957

		Retail--12.3%
775,500	[1,2]	Advance Auto Parts, Inc.	45,909,600
100,000	[1,2]	Cost Plus, Inc.	2,945,000
200,000	[1]	Costco Wholesale Corp.	8,040,000
1,150,000	[1]	Dollar Tree Stores, Inc.	43,861,000
1,000,000		Family Dollar Stores, Inc.	34,600,000
120,000	[2]	Fast Retailing Co., Ltd. (JPY)	3,194,893
200,000		Harley--Davidson, Inc.	10,598,000
100,000	[1,2]	HomeStore.com, Inc.	254,000
200,000	[1,2]	Jones Apparel Group, Inc.	7,790,000
400,000	[1]	Kohl's Corp.	29,480,000
830,000		Limited, Inc.	15,902,800
500,000	[1]	MSC Industrial Direct Co., Inc., Class A	10,625,000
200,000	[1]	Office Depot, Inc.	3,828,000
500,000	[1]	PETCO Animal Supplies, Inc.	12,000,000
15,145,713	[1,4]	PETsMART, Inc.	227,488,609
200,000	[1]	Staples, Inc.	3,994,000
500,000		Sysco Corp.	14,505,000
10,000		Walgreen Co.	377,700

		TOTAL	475,393,602

		TOTAL RETAIL	601,439,559

Shares or Units Held			Value
		STOCKS--continued
		SERVICES--14.7%
		Business Services--7.1%
50,000	[1]	Accenture Ltd., Class A	$1,072,000
7,792,700	[1]	Cendant Corp.	140,190,673
1,300,000	[1]	Corporate Executive Board Co.	49,400,000
300,000	[1]	CoStar Group, Inc.	7,143,000
1,260,600	[1,4]	Dispatch Management Services Corp.	3,782
335,000	[1,4]	Exponent, Inc.	4,401,900
98,172		Financiere Marc de Lacharriere SA (FRF)	4,236,078
25,000		Global Payments, Inc.	960,500
10,000		iDine Rewards Network, Inc.	103,500
150,000	[1]	Iron Mountain, Inc.	4,620,000
223,400	[1]	Kroll, Inc.	4,141,836
50,000		Landauer, Inc.	2,050,000
87,300	[1]	Management Network Group, Inc.	426,024
400,000		Moody's Corp.	17,432,000
250,000		Paychex, Inc.	9,332,500
49,500	[2]	TALX Corp.	806,850
1,700,000	[1,2]	VCA Antech, Inc.	25,925,000

		TOTAL	272,245,643

		Media--4.6%
500,000	[1]	Clear Channel Communications, Inc.	23,475,000
1,300,000	[1]	Comcast Corp.	34,775,000
600,000	[1,2]	Cox Communications, Inc.	20,034,000
380,000	[1,2]	Entercom Communication Corp.	19,855,000
150,000	[1]	Hispanic Broadcasting Corp.	4,023,000
762,158	[1]	JC Decaux SA (FRF)	9,470,734
800,000	[1]	Lamar Advertising Co.	34,344,000
300,000	[1]	Liberty Media Corp., Class A	3,210,000
10,000	[1]	SKY Perfect Communications, Inc. (JPY)	8,952,551
400,000	[1]	Viacom, Inc., Class B	18,840,000

		TOTAL	176,979,285

		Personal Services--0.4%
475,000	[1,2]	Weight Watchers International, Inc.	17,936,000

Shares or Units Held			Value
		STOCKS--continued
		SERVICES--continued
		Recreation & Entertainment--0.4%
200,000		Carnival Corp.	$6,662,000
215,180		Dover Downs Gaming & Entertainment, Inc.	2,506,847
307,400		Dover Motorsports, Inc.	2,483,792
200,000	[1,2]	Orient-Express Hotel Ltd., Class A	3,966,000
50,000	[1,2]	Speedway Motorsports, Inc.	1,492,500

		TOTAL	17,111,139

		Telecommunication Services--0.9%
2,000,000	[1,2]	Allegiance Telecom, Inc.	4,060,000
200,000	[1,2]	American Tower Corp., Class A	998,000
1,000,000		AT&T Corp.	13,120,000
666,600	[1]	Crown Castle International Corp.	4,866,180
250,000	[1,3]	PayPal, Inc.	5,248,000
20,833	[1,3]	RateXchange Corp.-- Warrants 3/15/2003	146
4,923,100	[1,2,4]	TALK America Holdings, Inc.	5,267,717

		TOTAL	33,560,043

		Transportation--1.3%
400,000	[1]	ExpressJet Holdings, Inc.	5,740,000
1,000,000	[1]	Golar LNG Ltd.	6,543,723
25,000	[1,2]	JetBlue Airways Corp.	1,257,500
1,550,000	[1,2]	OMI Corp.	6,990,500
400,000	[1,2]	Ryanair Holdings PLC, ADR	12,400,000
940,000	[1,2,4]	Stelmar Shipping Ltd. (GRD)	14,805,000

		TOTAL	47,736,723

		TOTAL SERVICES	565,568,833

		TECHNOLOGY--13.3%
		Computer Hardware & Peripherals--1.5%
212,000	[1,2]	Concurrent Computer Corp.	1,452,200
400,000	[1]	Dell Computer Corp.	10,536,000
40,000	[1,2]	Integrated Defense Technologies, Inc.	1,198,000
700,000	[1]	Lexar Media, Inc.	2,240,000
200,000	[1,2]	Drexler Technology Corp.	4,714,000
723,800	[1]	Omnicell, Inc.	4,067,756
200,000	[1,2]	OSI Systems, Inc.	3,996,000
Shares or Units Held			Value
		STOCKS--continued
		TECHNOLOGY--continued
		Computer Hardware & Peripherals--continued
1,300,000	[1]	Solectron Corp.	$9,490,000
1,000,000	[1]	Synaptics, Inc.	16,830,000
200,000	[1,2]	Visionics Corp.	2,024,000

		TOTAL	56,547,956

		Computer Software--4.6%
2,309,400	[1,2]	Acclaim Entertainment, Inc.	12,378,384
200,000		Amdocs Ltd.	4,346,000
45,000	[1]	Attunity Ltd.	67,050
9,000	[1,3]	Attunity Ltd. -- Warrants 3/21/2005	2,051
9,000	[1,3]	Attunity Ltd. -- Warrants 3/22/2005	2,051
700,000	[1]	Borland Software Corp.	7,630,000
100,000	[1,2]	Cognos, Inc.	2,305,000
350,000	[1]	i2 Technologies, Inc.	1,102,500
590,000	[1,2]	Informatica Corp.	4,678,700
250,000	[1]	Macromedia, Inc.	5,597,500
1,750,000	[1,2,4]	Magma Design Automation, Inc.	31,412,500
155,900	[1,2]	Manhattan Associates, Inc.	4,923,322
3,100,000	[1]	Merant PLC (GBP)	4,876,698
200,000	[1]	Microsoft Corp.	10,452,000
700,000	[1,2]	Midway Games, Inc.	9,555,000
65,000	[1]	NVIDIA Corp.	2,262,650
454,900	[1,2]	Nassda Corp.	6,782,559
100,000	[1,2]	Precise Software Solutions Ltd.	1,314,000
500,000	[2]	SAP AG, ADR	16,300,000
1,000,000	[1]	SeaChange International, Inc.	11,130,000
350,000	[1,2]	SeeBeyond Technology Corp.	1,204,000
1,333,334	[3]	SensAble Technologies, Inc. -- Series B Pfd.	4,426,669
443,979	[3]	SensAble Technologies, Inc. -- Series C Pfd.	1,474,010
340,000	[1,2]	SilverStream Software, Inc.	1,693,200
200,000	[1]	SurfControl, PLC (GBP)	1,611,000
262,500	[1,2]	THQ, Inc.	9,203,250
34,433	[1]	TIBCO Software, Inc.	288,892
480,000	[1,2]	TTI Team Telecom International Ltd.	11,400,000
275,000	[1]	Websense, Inc.	7,345,250

		TOTAL	175,764,236

Shares or Units Held			Value
		STOCKS--continued
		TECHNOLOGY--continued
		Data Processing Services--3.6%
2,100,000	[1]	Affiliated Computer Services, Inc., Class A	$113,547,000
200,000		First Data Corp.	15,898,000
1,300,000	[1,2,4]	Online Resources Corp.	4,550,000
2,000,000	[3]	Ryan Hankin Kent, Inc. -- Series B Convertible Pfd.	2,000,000
300,000	[1,2]	Vicinity Corp.	585,000

		TOTAL	136,580,000

		Networking & Telecommunication Equipment--1.7%
557,576	[1]	Alvarion Ltd. (ILS)	1,053,819
556,587	[3]	Centerpoint Broadband Technology, Inc.	3,589,986
1,059,322	[3]	Expand Networks Ltd. -- Series C Pfd.	2,500,000
76,500	[1,2]	GlobespanVirata, Inc.	451,350
555,000	[1]	Integrated Telecom Express, Inc.	971,250
5,000		Lucent Technologies, Inc.	4,758,250
300,000	[1]	Motorola, Inc.	14,400,000
679,348	[3]	Multiplex, Inc. -- Series C Pfd.	5,000,001
500,000	[1]	Oracle Corp.	5,020,000
600,000	[1,2]	Powerwave Technologies, Inc.	7,164,000
92,300	[1,2]	Spectrian Corp.	1,009,762
725,000	[1,2]	UTStarcom, Inc.	17,762,500
1,538,461	[3]	Yipes Communication Group, Inc.	1,999,999
1	[1]	Yipes Communication, Inc.	1,000,000

		TOTAL	66,680,917

		Online Internet Information--0.6%
417,660	[1,2,3]	EasyLink Services Corp.	910,499
967,200	[1,2]	Hollywood Media Corp.	4,042,896
2	[3]	Internet.com Venture Partners III, LLC	537,145
700,000	[1,2]	Ticketmaster, Class B	16,471,000

		TOTAL	21,961,540

		Semiconductor & Equipment--1.3%
100,000	[1]	Altera Corp.	2,056,000
400,000	[1]	ATI Technologies, Inc. (CAN)	4,092,098
450,000	[1,2]	ATI Technologies, Inc.	4,590,000
250,000	[1,2]	Conexant Systems, Inc.	2,550,000
1,600,000	[1,2,4]	Genesis Microchip, Inc.	38,416,000

		TOTAL	51,704,098

		TOTAL TECHNOLOGY	509,238,747

Shares or Units Held			Value
		STOCKS--continued
		OTHER--6.8%
		Building Products--0.2%
100,000	[1]	Simpson Manufacturing Co., Inc.	$6,570,000

		Construction & Engineering--0.4%
180,000	[1]	Emcor Group, Inc.	10,953,000
125,000	[1]	URS Corp.	3,850,000

		TOTAL	14,803,000

		Energy--2.9%
200,000	[2]	Alliant Energy Corp.	5,650,000
300,000	[2]	Duke Energy Corp.	7,737,000
1,227,500	[2]	EEX Corp.	2,430,450
10,000		Electricity Generating Public Co., Ltd. (THB)	9,364
180,000		Forest Oil Corp.	5,670,000
100,000	[1,2]	Input/Output, Inc.	905,000
925,000		Kinder Morgan, Inc.	44,779,250
200,000	[1]	McDermott International, Inc.	3,194,000
300,000	[1]	NRG Energy, Inc.	4,413,000
274,292	[2]	NUI Corp.	7,351,026
400,000		Ocean Energy, Inc.	8,560,000
716,000	[1]	Oceaneering International, Inc.	18,974,000
100,000	[1]	Oil States International, Inc.	1,075,000
100,000		TECO Energy, Inc.	2,750,000

		TOTAL	113,498,090

		Industrial Conglomerate--0.1%
469,800	[1,4]	Ceradyne, Inc.	3,777,192

		Marine--0.6%
1,575,600	[1]	Frontline Ltd. (NOK)	17,246,306
33,400	[1,2]	Frontline Ltd., ADR	365,062
300,000	[1,2]	Tsakos Energy Navigation Ltd.	4,560,000

		TOTAL	22,171,368

		Metals & Mining--0.3%
200,000		Barrick Gold Corp.	4,014,000
200,000		Goldcorp, Inc.	3,562,000
200,000	[2]	Newmont Mining Corp. (Holding Company)	5,702,000

		TOTAL	13,278,000

Shares, Units Held or Principal Amount			Value
		STOCKS--continued
		OTHER--continued
		Staples--2.3%
300,000		Kellogg Co.	$10,776,000
475,000		Loews Corp. -- Carolina Group	15,589,500
800,000		Philip Morris Cos., Inc.	43,544,000
200,000		Proctor & Gamble Co.	18,052,000

		TOTAL	87,961,500

		TOTAL OTHER	262,059,150

		TOTAL STOCKS (IDENTIFIED COST $2,684,140,440)	3,652,711,717

		PREFERRED STOCKS--0.2%
		Industrial--0.1%
10,000		Ford Motor Co. Cap Trust II, Conv. Pfd., $2.71	562,800
45,000		Northrop Grumman, Corp., Conv. Pfd., $7.25	5,805,000

		TOTAL	6,367,800

		Telecommunication Services--0.1%
138,700	[2]	Crown Castle International Corp., $0.47	2,860,688

		TOTAL PREFERRED STOCKS (IDENTIFIED COST $7,999,188)	9,228,488

		CONVERTIBLE BONDS--0.5%
		Semiconductor & Equipment--0.4%
$20,000,000		Advanced Micro Devices, Inc., 4.75%, 2/1/2022	16,500,000

		Telecommunication Services--0.1%
7,600,000	[2]	Allegiance Telecom, Inc., Sr. Note, 12.875%, 5/15/2008	2,280,000

		TOTAL CONVERTIBLE BONDS (IDENTIFIED COST $22,674,299)	18,780,000

		PURCHASED CALL OPTION--0.1%
110,000,000		United Kingdom, Government of (identified cost $1,459,995)	1,496,511

		MUTUAL FUND--6.8%
262,686,349		Prime Value Obligations Fund, Class IS (at net asset value)	$262,686,349

		TOTAL INVESTMENTS (IDENTIFIED COST $2,978,960,271)[5]	$3,944,903,065

Shares			Value
		SCHEDULE OF SECURITIES SOLD SHORT
40,000		Applied Materials, Inc.	$972,800
349,000		Aradigm Corp.	1,326,200
30,000		Cabot Microelectronics Corp.	1,467,000
20,000		Garmin Ltd.	450,200
20,000		Qiagen NV	262,000

		TOTAL SECURITIES SOLD SHORT (PROCEEDS $6,552,476)	$4,478,200

1 Non-income producing security.

2 Certain shares are temporarily on loan to unaffiliated broker/dealers.

3 Restricted security-not registered under the Securities Act of 1933. At April 30, 2002, these securities amounted to $134,775,993 which represents 3.5% of net assets.

4 Affiliated company. At April 30, 2002, these securities amounted to $928,091,481 which represents 24.1% of net assets.

5 The cost of investments for generally accepted accounting principles is $2,978,960,271. Cost for federal tax purposes is $2,978,945,972. The difference between cost for generally accepted accounting principles ("GAAP") and cost on a tax basis is related to amortization/accretion tax elections on fixed income securities. The net unrealized appreciation of investments on a federal tax basis amounts to $965,957,093 which is comprised of $1,123,567,379 appreciation and $157,610,286 depreciation at April 30, 2002.

Note: The categories of investments are shown as a percentage of net assets ($3,848,685,595) at April 30, 2002.

The following acronyms are used throughout this portfolio:

ADR	--American Depositary Receipt
CAN	--Canadian Dollar
FRF	--French Franc
GBP	--British Pound
GRD	--Greek Drachma
IDR	--Indian Rupel
IEP	--Irish Pound
ILS	--Israeli Sheckel
JPY	--Japanese Yen
NOK	--Norwegian Kroner
THB	--Thai Baht

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

April 30, 2002 (unaudited)

Assets:
Total investments in securities, at value (identified cost $2,978,960,271)		$3,944,903,065
Cash		7,378,860
Cash held as collateral for securities lending		385,526,970
Income receivable		1,686,328
Receivable for investments sold		51,938,323
Receivable for shares sold		10,876,281
Other assets		122,291

TOTAL ASSETS		4,402,432,118

Liabilities:
Securities sold short, at value (proceeds $6,552,476)	$4,478,200
Payable for investments purchased	160,534,082
Payable for shares redeemed	554,981
Payable on collateral due to broker	385,526,970
Options written, at value (premium received $1,459,995)	533,232
Accrued expenses	2,119,058

TOTAL LIABILITIES		553,746,523

Net assets for 882,256,326 shares outstanding		$3,848,685,595

Net Assets Consist of:
Paid in capital		$2,978,224,082
Net unrealized appreciation of investments and translation of assets and liabilities in foreign currency		968,953,179
Accumulated net realized loss on investments, options and foreign currency transactions		(76,013,750)
Net operating loss		(22,477,916)

TOTAL NET ASSETS		$3,848,685,595

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($222,954,747 ÷ 51,132,573 shares outstanding)		$4.36

Offering price per share (100/94.50 of $4.36)[1]		$4.61

Redemption proceeds per share		$4.36

Class B Shares:
Net asset value per share ($243,169,675 ÷ 55,980,644 shares outstanding)		$4.34

Offering price per share		$4.34

Redemption proceeds per share (94.50/100 of $4.34)[1]		$4.10

Class C Shares:
Net asset value per share ($69,181,165 ÷ 15,922,790 shares outstanding)		$4.34

Offering price per share		$4.34

Redemption proceeds per share (99.00/100 of $4.34)[1]		$4.30

Class K Shares:
Net asset value per share ($3,313,380,008 ÷ 759,220,319 shares outstanding)		$4.36

Offering price per share		$4.36

Redemption proceeds per share (99.80/100 of $4.36)[1]		$4.35

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended April 30, 2002 (unaudited)

Investment Income:
Dividends (net of foreign taxes withheld of $37,724)			$6,375,948
Interest (including income on securities loaned of $509,984)			5,963,219

TOTAL INCOME			12,339,167

Expenses:
Investment adviser fee		$25,087,767
Administrative personnel and services fee		1,323,930
Custodian fees		105,633
Transfer and dividend disbursing agent fees and expenses		1,853,144
Auditing fees		7,042
Legal fees		21,126
Portfolio accounting fees		179,575
Distribution services fee--Class A Shares		188,992
Distribution services fee--Class B Shares		521,656
Distribution services fee--Class C Shares		135,340
Distribution services fee--Class K Shares		7,986,746
Shareholder services fee--Class A Shares		188,992
Shareholder services fee--Class B Shares		173,885
Shareholder services fee--Class C Shares		45,113
Shareholder services fee--Class K Shares		3,993,373
Share registration costs		88,027
Printing and postage		139,083

TOTAL EXPENSES		42,039,424

Waivers and Reimbursement:
Waiver of investment adviser fee	$(2,640,818)
Waiver of transfer and dividend disbursing agent fees and expenses	(16,549)
Waiver of distribution services fee--Class A Shares	(6,048)
Waiver of distribution services fee--Class K Shares	(4,514,109)
Reimbursement of investment adviser fee	(44,817)

TOTAL WAIVERS AND REIMBURSEMENT		(7,222,341)

Net expenses			34,817,083

Net operating loss			(22,477,916)

Realized and Unrealized Gain on Investments, Options and Foreign Currency Transactions:
Net realized gain on investments, options and foreign currency transactions			97,898,638
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency			325,834,708

Net realized and unrealized gain on investments, options and foreign currency transactions			423,733,346

Change in net assets resulting from operations			$401,255,430

See Notes which are an integral part of the Financial Statements

Statement of Operations

Period Ended October 31, 2001

Investment Income:
Dividends (net of foreign taxes withheld of $477,202)			$9,123,408
Interest (including income on securities loaned of $1,085,466)			31,498,657

TOTAL INCOME			40,622,065

Expenses:
Investment adviser fee		$40,104,743
Administrative personnel and services fee		1,341,673
Custodian fees		244,308
Transfer and dividend disbursing agent fees and expenses		2,621,953
Directors'/Trustees' fees		153,707
Auditing fees		171,604
Legal fees		32,432
Portfolio accounting fees		177,972
Distribution services fee--Class A Shares		40,251
Distribution services fee--Class B Shares		131,916
Distribution services fee--Class C Shares		36,381
Distribution services fee--Class K Shares		12,247,441
Shareholder services fee--Class A Shares		40,251
Shareholder services fee--Class B Shares		43,972
Shareholder services fee--Class C Shares		12,127
Shareholder services fee--Class K Shares		4,358,076
Share registration costs		121,912
Printing and postage		289,349
Insurance premiums		17,350
Taxes		631
Loan Commitment Fee		120,548
Miscellaneous		124,022

TOTAL EXPENSES		62,432,619

Waivers and Reimbursement:
Waiver of investment adviser fee	$(3,959,878)
Waiver of distribution services fee--Class A Shares	(3,330)
Waiver of distribution services fee--Class K Shares	(4,332,506)
Reimbursement of investment adviser fee	(18,160)

TOTAL WAIVERS AND REIMBURSEMENT		(8,313,874)

Net expenses			54,118,745

Net operating loss			(13,496,680)

Realized and Unrealized Gain (Loss) on Investments, Options and Foreign Currency Transactions:
Net realized loss on investments, options and foreign currency transactions			(178,085,170)
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency			35,813,094

Net realized and unrealized loss on investments and foreign currency			(142,272,076)

Change in net assets resulting from operations			$(155,768,756)

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2002	Period Ended 10/31/2001 [1]	Year Ended 12/31/ 2000
Increase (Decrease) in Net Assets
Operations:
Net operating loss	$(22,477,916)	$(13,496,680)	$(29,086,054)
Net realized gain (loss) on investments, options and foreign currency transactions	97,898,638	(178,085,170)	1,371,849,414
Net change in unrealized appreciation/ depreciation of investments and translation of assets and liabilities in foreign currency	325,834,708	35,813,094	(963,389,691)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	401,255,430	(155,768,756)	379,373,669

Distributions to Shareholders:
Distributions from net realized gain on investments, options and foreign currency transactions
Class A Shares	(7,960,335)	--	--
Class B Shares	(6,341,398)	--	--
Class C Shares	(1,509,536)	--	--
Class K Shares	(254,263,967)	--	(1,170,154,603)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(270,075,236)	--	(1,170,154,603)

Share Transactions:
Proceeds from sale of shares	770,013,883	431,117,573	246,148,129
Net asset value of shares issued to shareholders in payment of distributions declared	261,828,852	--	1,134,809,314
Cost of shares redeemed	(503,181,845)	(454,498,665)	(698,057,347)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	528,660,890	(23,381,092)	682,900,096

Change in net assets	659,841,084	(179,149,848)	(107,880,838)

Net Assets:
Beginning of period	3,188,844,511	3,367,994,359	3,475,875,197

End of period	$3,848,685,595	$3,188,844,511	$3,367,994,359

1 The Fund changed its fiscal year end from December 31 to October 31.

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Class A Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 4/30/2002	Period Ended 10/31/2001 [1]
Net Asset Value, Beginning of Period	$4.23	$4.33
Income From Investment Operations:
Net operating loss	(0.03)[2,3]	(0.02)[3]
Net realized and unrealized gain (loss) on investments, options and foreign currency transactions	0.52 [2]	(0.08)

TOTAL FROM INVESTMENT OPERATIONS	0.49	(0.10)

Less Distributions:
Distributions from net realized gain on investments, options and foreign currency transactions	(0.36)	--

TOTAL DISTRIBUTIONS	(0.36)	--

Net Asset Value, End of Period	$4.36	$4.23

Total Return[4]	12.20%	(2.31)%

Ratios to Average Net Assets:

Expenses	1.95%[5]	1.95%[5]

Net operating loss	(1.27)%[2,5]	(0.93)%[5]

Expense waiver/reimbursement[6]	0.16%[5]	0.17%[5]

Supplemental Data:

Net assets, end of period (000 omitted)	$222,955	$85,169

Portfolio turnover	31%	74%

1 Reflects operations for the period from April 23, 2001 (date of initial public investment) to October 31, 2001.

2 Effective November 1, 2001, the Fund has adopted the provisions of the American Institute of Certified Public Accountants (AICPA) Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. For the six months ended April 30, 2002, this effect had no change on the net investment income per share, net realized and unrealized gain (loss) on investments per share, or the ratio of net investment income to average net assets. Per share, ratios and supplemental data for periods prior to November 1, 2001 have not been restated to reflect this change in presentation.

3 Per share numbers have been calculated using the average shares method, which more appropriately represents the per share data for the period since the use of the undistributed income method did not accord with results of operations.

4 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

5 Computed on an annualized basis.

6 This voluntary expense decrease is reflected in both the expense and the net operating loss ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Class B Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 4/30/2002	Period Ended 10/31/2001 [1]
Net Asset Value, Beginning of Period	$4.22	$4.33
Income From Investment Operations:
Net operating loss	(0.04)[2,3]	(0.03)[3]
Net realized and unrealized gain (loss) on investments, options and foreign currency transactions	0.52 [2]	(0.08)

TOTAL FROM INVESTMENT OPERATIONS	0.48	(0.11)

Less Distributions:
Distributions from net realized gain on investments, options and foreign currency transactions	(0.36)	--

TOTAL DISTRIBUTIONS	(0.36)	--

Net Asset Value, End of Period	$4.34	$4.22

Total Return[4]	11.95%	(2.54)%

Ratios to Average Net Assets:

Expenses	2.46%[5]	2.47%[5]

Net operating loss	(1.78)%[2,5]	(1.45)%[5]

Expense waiver/reimbursement[6]	0.15%[5]	0.15%[5]

Supplemental Data:

Net assets, end of period (000 omitted)	$243,170	$68,902

Portfolio turnover	31%	74%

1 Reflects operations for the period from April 23, 2001 (date of initial public investment) to October 31, 2001.

2 Effective November 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. For the six months ended April 30, 2002, this effect had no change on the net investment income per share, net realized and unrealized gain (loss) on investments per share, or the ratio of net investment income to average net assets. Per share, ratios and supplemental data for periods prior to November 1, 2001 have not been restated to reflect this change in presentation.

3 Per share numbers have been calculated using the average shares method, which more appropriately represents the per share data for the period since the use of the undistributed income method did not accord with results of operations.

4 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

5 Computed on an annualized basis.

6 This voluntary expense decrease is reflected in both the expense and the net operating loss ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Class C Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 4/30/2002	Period Ended 10/31/2001 [1]
Net Asset Value, Beginning of Period	$4.22	$4.33
Income From Investment Operations:
Net operating loss	(0.04)[2,3]	(0.03)[3]
Net realized and unrealized gain (loss) on investments, options and foreign currency transactions	0.52 [2]	(0.08)

TOTAL FROM INVESTMENT OPERATIONS	0.48	(0.11)

Less Distributions:
Distributions from net realized gain on investments, options and foreign currency transactions	(0.36)	--

TOTAL DISTRIBUTIONS	(0.36)	--

Net Asset Value, End of Period	$4.34	$4.22

Total Return[4]	11.95%	(2.54)%

Ratios to Average Net Assets:

Expenses	2.46%[5]	2.47%[5]

Net operating loss	(1.78)%[2,5]	(1.45)%[5]

Expense waiver/reimbursement[6]	0.15%[5]	0.15%[5]

Supplemental Data:

Net assets, end of period (000 omitted)	$69,181	$16,234

Portfolio turnover	31%	74%

1 Reflects operations for the period from April 23, 2001 (date of initial public investment) to October 31, 2001.

2 Effective November 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. For the six months ended April 30, 2002, this effect had no change on the net investment income per share, net realized and unrealized gain (loss) on investments per share, or the ratio of net investment income to average net assets. Per share, ratios and supplemental data for periods prior to November 1, 2001 have not been restated to reflect this change in presentation.

3 Per share numbers have been calculated using the average shares method, which more appropriately represents the per share data for the period since the use of the undistributed income method did not accord with results of operations.

4 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

5 Computed on an annualized basis.

6 This voluntary expense decrease is reflected in both the expense and the net operating loss ratios shown above.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

April 30, 2002 (unaudited)

ORGANIZATION

Federated Equity Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of eight portfolios. The financial statements included herein are only those of Federated Kaufmann Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers four classes of shares: Class A Shares, Class B Shares, Class C Shares and Class K Shares. The investment objective of the Fund is capital appreciation.

Shareholders and/or the Board of Trustees (the "Trustees") approved a change in the name of the Fund as follows:

Effective Date	Old Name	New Name
April 20, 2001	The Kaufmann Fund, Inc.	Federated Kaufmann Fund

Effective April 23, 2001, Class A, Class B and Class C Shares were added.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with GAAP.

Investment Valuations

U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities, and unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Listed equity securities are valued at the last sale price reported on a national securities exchange. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange. Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded prior to the closing of the New York Stock Exchange. Foreign securities quoted in foreign currencies are translated into U.S. dollars at the foreign exchange rate in effect at noon, eastern time, on the day the value of the foreign security is determined. Securities for which no quotations are readily available are valued at fair value as determined in good faith using methods approved by the Trustees.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. All discounts/premiums are accreted/amortized for financial reporting purposes as required. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Effective November 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. The cumulative effect of this accounting change had no impact on the total net assets of the Fund, but resulted in adjustments to the financial statements as follows:

	For the Six Months Ended 4/30/2002
	Net Investment Income	Net Unrealized Appreciation/ Depreciation
Increase (Decrease)	$14,299	$(14,299)

The Statement of Changes in Net Assets and Financial Highlights for prior periods have not been restated to reflect this change in presentation.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Internal Revenue Code, as amended, (the "Code") applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

At October 31, 2001, the Fund, for federal tax purposes, had a capital loss carryforward of $171,404,253, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire in 2009.

Withholding taxes on foreign interest and dividends have been provided for in accordance with the applicable country's tax rules and rates.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Futures Contracts

The Fund purchases stock index futures contracts to manage cashflows, enhance yield and to potentially reduce transaction costs. Upon entering into a stock futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. For the six months ended April 30, 2002, the Fund had no open futures contracts.

Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities.

Foreign Exchange Contracts

The Fund may enter into foreign currency commitments for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign currency contract transactions to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies; whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency transactions are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

At April 30, 2002, the Fund had no outstanding foreign currency commitments.

Written Options Contracts

The Fund may write option contracts. A written option obligates the Fund to deliver call, or to receive a put at the contracted amount upon exercise by the holder of the option. The value of the option contract is recorded as a liability and unrealized gain or loss is measured by the difference between the current value and the premium received. For the six months ended April 30, 2002, the Fund had no realized gain (loss) on written options.

Contracts	Number of Contracts	Premium
Outstanding at 10/31/2001	--	$ --

Options written	110	1,459,995

Options expired	--	--

Options bought to close	--	--

Outstanding at 4/30/2002	110	$1,459,995

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies ("FCs") are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Securities Lending

The Fund participates in a securities lending program providing for the lending of corporate bonds, equity and government securities to qualified brokers. Collateral for securities loaned must be in cash or government securities. Collateral is maintained at a minimum level of 102% of the market value on investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the custodian, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

As of April 30, 2002, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities Loaned	Market Value of Collateral
$377,446,262	$385,526,970

Short Sales

The Fund may sell a security it does not own in anticipation of a decline in the fair value of the security. When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in good faith using methods approved by the Trustees. Certain of these securities may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.

Additional information on each restricted held at April 30, 2002 is as follows:

Description	Date of Acquisition	Cost
ACADIA Pharmaceuticals, Inc.	05/03/2000	$2,000,002

AeroGen, Inc. -- Series F Pfd.	07/06/2000	2,000,000

Apollo Investment Fund	05/18/2001 -- 04/01/2002	1,605,793

Aradigm Corp.	12/17/2001	6,050,000

Aradigm Corp., Warrants 12/17/2006	12/17/2001	--

Ardais Corp., Convertible Pfd.	03/02/2001 -- 03/08/2001	9,999,999

Attunity Ltd. -- Warrants 3/21/2005	07/13/2000	--

Attunity Ltd. -- Warrants 3/22/2005	07/13/2000	--

Centerpoint Broadband Technology, Inc.	10/25/2000	6,000,008

CompBenefits Corp. -- Convertible Participating Pfd.	05/24/1995 -- 07/12/2000	4,090,205

CompBenefits Corp. -- Voting Common	05/24/1995 -- 07/12/2000	176,696

Conceptus, Inc.	04/10/2001	5,000,000

Converge Medical, Inc. - Series C Pfd.	10/25/2001	3,000,000

Cortek, Inc. -- Series C Convertible Pfd.	02/29/2000	1,000,000

Cortek, Inc. -- Series D Convertible Pfd.	06/18/2001	2,000,000

De Novo (Q) Ventures I, LP	03/09/2000 -- 11/09/2001	4,000,000

DexCom, Inc. -- Series B Pfd.	12/01/2000	3,000,000

diaDexus, Inc. -- Series C Pfd.	04/04/2000	4,999,998

EasyLink Services Corp.	09/14/2000	3,000,000

Expand Networks Ltd. -- Series C Pfd.	09/22/2000	2,500,000

FA Private Equity Fund IV, LP	03/04/2002	100,000

Genta, Inc.	09/25/2000	1,999,998

Greenfield Technology Venture Fund I, LP	06/15/1998	88,344

Incuvest LLC, Pfd.	01/05/2000	5,000,000

Intermune, Inc.	08/11/2000 -- 01/29/2002	7,701,758

Internet.com Venture Partners III, LLC	05/17/2000 -- 07/28/2000	600,000

Latin Healthcare Fund I, LP	11/28/2000 -- 03/20/2002	9,934,956

Medtronic, Inc.	03/15/2000 -- 03/28/2002	16,700,759

Mitokor -- Series F Pfd.	11/09/2001	2,000,010

Mitokor -- Series F1 Pfd.	08/22/2000	2,000,010

Multiplex, Inc. -- Series C Pfd.	02/22/2001	5,000,001

PayPal, Inc.	04/24/2002	4,000,000

Peachtree/CB Partners, LLC	03/08/2000 -- 11/09/2001	3,103,863

Peachtree/DMI Partners, LLC	05/09/2001 -- 09/26/2001	1,218,088

Peachtree/Heartlab Partners, LLC	04/03/2001 -- 09/26/2001	687,795

Peachtree/Leadscope, LLC	04/30/2002	400,000

Peachtree/Leadscope, LLC	06/30/2000 -- 10/02/2001	712,054

Peachtree/Medichem Partners, LLC	06/07/1999	1,261,066

Description	Date of Acquisition	Cost
Peachtree/OpenNetworks Partners, LLC	10/05/2000 -- 10/02/2001	$990,753

Peachtree/Velquest Partners, LLC	09/14/2000 -- 10/02/2001	494,382

RateXchange Corp. -- Warrants 3/15/2003	03/15/2000	--

Rocket Ventures II, LP	07/20/1999 -- 04/23/2002	5,000,000

Ryan Hankin Kent, Inc. -- Series B Convertible Pfd.	09/18/2001 -- 12/27/2001	2,000,000

Sanarus Medical, Inc. -- Series A Pfd.	11/16/1999 -- 07/16/2001	1,560,000

Sanarus Medical, Inc. -- Series B Pfd.	07/16/2001 -- 09/19/2001	2,504,354

SensAble Technologies, Inc. Series B Pfd.	12/23/1999	2,064,237

SensAble Technologies, Inc. Series C Pfd.	04/05/2000	1,474,010

Spinal Dynamics Corp. -- Series D Pfd.	02/21/2001	3,000,000

The Infrastructure Fund, LP	08/11/2000 -- 09/27/2001	350,000

ThermoGenesis Corp. -- Warrants 4/27/2006	04/26/2001	--

ThermoGenesis Corp. -- Warrants 3/26/2007	03/26/2002	270,000

ThermoGenesis Corp.	03/26/2002	2,230,000

ThermoGenesis Corp.	04/26/2001	2,499,993

Western Growth Capital Partners I, LLP	12/31/1997	205,543

Yipes Communication Group, Inc.	09/19/2000	9,999,997

Change in Fiscal Year

The Fund's fiscal year-end changed from December 31 to October 31.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

Transactions with Affiliated Companies

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting shares. Transactions with affiliated companies during the six months ended April 30, 2002 are as follows:

	Affiliates	Purchase Cost	Sales Cost	Dividend Income	Value
[1,2]	Aradigm Corp.	$ --	$4,181,569	$ --	$ 3,800,000

[1]	Bionx Implants, Inc.	--	--	--	4,675,000

[1]	CareScience, Inc.	--	--	--	1,351,250

[1]	Ceradyne, Inc.	4,237,072	--	--	3,777,192

[1,2]	CompBenefits Corp. -- Convertible Participating Pfd.	--	--	--	4,421,366

[1,2]	CompBenefits Corp. -- Voting Common	--	--	--	191,121

[1]	Conceptus, Inc.	--	--	--	10,854,000

[1,2]	Conceptus, Inc.	--	--	--	12,921,434

[1]	Curon Medical Inc.	2,735,135	--	--	5,986,740

[1]	DJ Orthopedics, Inc.	9,286,016	--	--	7,704,000

[1]	Dispatch Management Services Corp.	--	--	--	3,782

[1]	Exponent, Inc.	4,241,635	--	--	4,401,900

[1]	Federal Agricultural Mortgage Corp.	--	--	--	18,983,214

[1]	Genesis Microchip, Inc.	37,754,266	--	--	38,416,000

	J.D. Wetherspoon PLC (GBP)	--	--	562,231	106,881,221

[1]	Lincare Holdings, Inc.	--	--	--	264,167,568

[1]	Magma Design Automation, Inc.	34,036,867	--	--	31,412,500

[1]	NMT Medical, Inc.	3,024,798	--	--	3,655,008

[1]	Natus Medical, Inc.	6,829,421	--	--	7,217,760

[1]	Online Resources Corp.	4,119,972	--	--	4,550,000

[1]	Orthofix International NV	--	--	--	34,666,680

[1]	PETsMART, Inc.	--	--	--	227,488,609

[1]	Philadelphia Consolidated Holding Corp.	--	--	--	46,970,000

[1,2]	Point Therapeutics, Inc.	5,000,000	--	--	2,275,919

[1]	RTW, Inc.	--	--	--	1,306,500

[1]	Stelmar Shipping Ltd. (GRD)	--	--	--	14,805,000

[1]	TALK America Holdings, Inc.	705,808	--	--	5,267,717

[1]	Unilab Corp.	--	--	--	59,940,000

	TOTAL OF AFFILIATED TRANSACTIONS	$111,970,990	$4,181,569	$562,231	$ 928,091,481

1 Non-income producing security.

2 Restricted security.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares.

Transactions in shares were as follows:

	Six Months Ended 4/30/2002		Period Ended 10/31/2001[1]
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	108,178,533	$459,277,820	41,367,036	$180,340,778
Shares issued to shareholders in payment of distributions declared	1,494,952	6,024,685	--	--
Shares redeemed	(78,698,523)	(333,379,099)	(21,209,425)	(90,660,799)

NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	30,974,962	$131,923,406	20,157,611	$89,679,979

	Six Months Ended 4/30/2002		Period Ended 10/31/2001[1]
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	40,396,754	$171,068,105	17,098,334	$77,080,641
Shares issued to shareholders in payment of distributions declared	1,447,859	5,834,872	--	--
Shares redeemed	(2,202,945)	(9,355,735)	(759,358)	(3,206,753)

NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	39,641,668	$167,547,242	16,338,976	$73,873,888

	Six Months Ended 4/30/2002		Period Ended 10/31/2001[1]
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	12,259,132	$52,049,193	4,478,742	$20,217,956
Shares issued to shareholders in payment of distributions declared	358,506	1,444,779	--	--
Shares redeemed	(543,932)	(2,314,316)	(629,658)	(2,698,625)

NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	12,073,706	$51,179,656	3,849,084	$17,519,331

1 Reflects operations for the period from April 23, 2001 (date of initial public investment) to October 31, 2001.

	Six Months Ended 4/30/2002		Period Ended 10/31/2001[2]		Year Ended 12/31/2000
Class K Shares:	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	20,560,986	$87,618,765	34,790,447	$153,478,198	38,614,486	$246,148,129
Shares issued to shareholders in payment of distributions declared	61,515,865	248,524,516	--	--	248,841,044	1,134,809,314
Shares redeemed	(37,224,300)	(158,132,695)	(81,356,446)	(357,932,488)	(110,894,428)	(698,057,347)

NET CHANGE RESULTING FROM CLASS K SHARE TRANSACTIONS	44,852,551	$178,010,586	(46,565,999)	$(204,454,290)	176,561,102	$682,900,096

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	127,542,887	$528,660,890	(6,220,328)	$(23,381,092)	176,561,102	$682,900,096

2 The Fund changed its fiscal year from December 31 to October 31.

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 1.425% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify of terminate this voluntary waiver at any time at its sole discretion.

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund may invest in Prime Value Obligations Fund which is managed by the Fund's Adviser. The Adviser has agreed to reimburse certain investment adviser fees as a result of these transactions.

Under the terms of a sub-adviser agreement between the Adviser and the Trust Division of Federated Global Investment Management Corp. ("FGIMC"), FGIMC receives an annual fee from the Adviser equal to 1.175% of the Fund's average daily net assets. In addition, FGIMC may voluntarily choose to reduce its compensation. For the six months ended April 30, 2002, FGIMC earned a sub-adviser fee of $18,187,948.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.150% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Class A, Class B, Class C and Class K Shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC.

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class B Shares	0.75%
Class C Shares	0.75%
Class K Shares	0.50%

FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts.

Redemption Fee

The Fund imposes a redemption fee of 0.20% on the redemption price of the Fund's capital stock shares redeemed, if such shares were purchased after February 1,1985. The redemption fee is applied to the Fund's expenses for providing redemption services, including, but not limited to: transfer agent fees, postage, printing, telephone and related employment costs. Any excess fee proceeds are added to the Fund's assets. For the six months ended April 30, 2002, redemption fees of $302,599 were allocated to cover the cost of redemptions.

Commitments and Contingencies

In the course of pursuing its investment philosophy, the Fund sometimes invests in limited partnerships and limited liability companies. These entities often require the Fund to commit to a total dollar amount to be invested. The actual investments are usually made in installments over a period of time. At April 30, 2002, the Fund had total commitments to limited partnerships and limited liability companies of $40,800,000; of this amount $20,726,497 was actually invested by the Fund leaving the Fund contingently liable for additional investments of $20,073,503.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities (and in-kind contributions), for the six months ended April 30, 2002, were as follows:

Purchases	$1,470,012,732

Sales	$967,636,580

CONCENTRATION OF CREDIT RISK

The Fund invests in securities of non-U.S. issuers. The political or economic developments within a particular country or region may have an adverse effect on the ability of domiciled issuers to meet their obligations. Additionally, political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

At April 30, 2002, the diversification of countries were as follows:

Country	Percentage of Net Assets
Bermuda	1.7%
Canada	0.5%
France	0.4%
Germany	0.4%
Greece	0.4%
Guernsey	0.1%
Iceland	0.0%
India	0.4%
Ireland	0.4%
Israel	0.4%
Japan	0.7%
Norway	0.6%
Thailand	0.0%
United Kingdom	3.8%
United States	92.7%

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the householding program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of householding. Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of householding at any time by calling 1-800-341-7400.

Federated
World-Class Investment Manager
Federated Kaufmann Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com
Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact
Federated Securities Corp., Distributor

Cusip 314172677
Cusip 314172669
Cusip 314172651

Federated is a registered mark of Federated Investors, Inc. 2002 ©Federated Investors, Inc.

26667 (6/02)

Federated Investors
World-Class Investment Manager

Federated Market Opportunity Fund

A Portfolio of Federated Equity Funds

2ND SEMI-ANNUAL REPORT

April 30, 2002

Established 2000

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

J. Christopher Donahue

President

Federated Market Opportunity Fund

President's Message

Dear Fellow Shareholder:

I am pleased to present the second Semi-Annual Report of Federated Market Opportunity Fund. This fund seeks moderate capital appreciation and attractive high income by owning shares of approximately 80 companies considered to be undervalued, out of favor securities. When you examine the portfolio, you will note that many issues are not well known; however, these companies are well managed and have demonstrated strong performance in difficult times, as their stocks have held or increased their value during market downdrafts. Furthermore, these companies have strong free cash flow over capital and dividend requirements. Their management teams have shown strong shareholder awareness.

This report covers the period from November 1, 2001 through April 30, 2002, and it begins with a discussion with the fund's portfolio manager, Steven J. Lehman, Vice President of Federated Investment Management Company. Following Steve's discussion are two additional items of shareholder interest. First is a complete listing of the fund's highly diversified stock holdings, and second is the publication of the fund's financial statements.

As of April 30, the fund's portfolio owned 83 issues in eight industry sectors, but no holdings in Information Technology or Communications Services. Typical holdings in the eight sectors include:

Bunge Ltd. (Consumer Staples; 1.7% of net assets)

Imperial Oil Ltd. (Energy; 1.7% of net assets)

Barrick Gold Corp. (Materials; 1.2% of net assets)

Healthcare Realty Trust, Inc. (Financials; 1.2% of net assets)

Tower Automotive, Inc. (Consumer Discretionary;1.1% of net assets)

Northrop Grumman, Corp. (Industrials; 0.9% of net assets)

Owens & Minor, Inc. (Healthcare; 0.4% of net assets)

Potomac Electric Power Co. (Utilities; 0.4% of net assets)

Another point of value to shareholders is that the fund owns many stocks that are not widely held by other mutual funds or investors. It, therefore, tends to have very low correlation with the Standard & Poor's 500 Index or the technology-heavy Nasdaq Composite Index.1

During the six-month reporting period, an eclectic group of stocks led the fund's top performers, as the stock market's daily volatility continued. In this volatile environment, the fund produced very strong positive total returns through appreciation in the value of its holdings and the substantial dividends paid by its holdings. Individual share class total return performance, including dividend income and capital gains, follows.2

	Total Return	Income	Capital Gains	Net Asset Value Increase
Class A Shares	11.11%	$0.210	$0.036	$11.14 to $12.12 = 8.80%
Class B Shares	10.68%	$0.172	$0.036	$11.12 to $12.09 = 8.72%
Class C Shares	10.69%	$0.172	$0.036	$11.11 to $12.08 = 8.73%

The fund is an attractive long-term investment, and we expect to see volatility in the stock market. I strongly recommend that you continue to accumulate shares of Federated Market Opportunity Fund by investing regularly without regard to the market's fluctuations. You have two easy ways to increase your holdings. First, reinvest your quarterly dividends and capital gains automatically in additional shares. Second, you can "pay yourself first" by adding to your account on a regular basis through a systematic investment program. Systematic investing does not assure a profit or protect against loss in declining markets. Because dollar-cost averaging involves continuous investment regardless of fluctuating price levels, investors should consider their financial ability to continue purchases during periods of low price levels. When you buy shares on a regular basis, you accumulate more shares in your account at lower prices. Please contact your investment representative for more information.

Thank you for entrusting a portion of your wealth to Federated Market Opportunity Fund. We welcome your comments and suggestions.

Sincerely,

J. Christopher Donahue

J. Christopher Donahue
President
June 15, 2002

1 The Standard & Poor's (S&P) 500 Index is an unmanaged index comprising stocks in industry, transportation, financial and public utility companies. The Nasdaq Composite Index is an unmanaged index that measures all Nasdaq domestic and international common stocks listed on the Nasdaq stock market. Investments cannot be made in an index.

2 Performance quoted is based on net asset value, reflects past performance and is not indicative of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns for the period, based on offering price for Class A, B, and C shares were 4.99%, 5.18%, and 9.69%, respectively. Current performance information is available at our website www.federatedinvestors.com or by calling 1-800-341-7400.

Steven J. Lehman, CFA

Vice President

Federated Investment Management Company

Investment Review

The stock market was unusually volatile during the fund's reporting period, which made it particularly challenging for stock funds. What are your comments?

The last two months of 2001 and the first three months of 2002 were very positive for stocks, particularly mid- and small-caps. Ultimately, however, U.S. stock prices eked out a meager positive return as the major indexes--including the S&P 500 Index and Nasdaq Composite Index--were brutalized during April 2002. Following the April downdraft, mid-cap stocks led their larger counterparts by a wide margin. For the six-month reporting period ended April 30, 2002, the S&P 500 Index produced a return of 2.31%, while the Russell Mid Cap Value Index returned 20.16%.1 Technology faltered again, as the Nasdaq Composite Index returned (0.12)% during the same time period. Once again, it was a good time to steer clear of stocks in the Information Technology and Communications Services sectors, which we did.

Despite the volatility, it was a period of strong performance for Federated Market Opportunity Fund. What were the numbers?

For the reporting period, the fund's Class A, B, and C shares produced total returns of 11.11%, 10.68%, and 10.69%, respectively, based on net asset value.2

1 The Russell Mid Cap Value Index measures the performance of those companies with lower price-to-book ratios and lower forecasted growth values.

2 Performance quoted is based on net asset value, reflects past performance and is not indicative of future results. Investment return and principal value will fluctuate so an investor's shares, when redeemed, may be worth more or less than their original cost. Total return for the period based on offering price for Class A, B, and C shares were 4.99%, 5.18%, and 9.69%, respectively.

What sectors and holdings accounted for the fund's performance?

The fund's large allocation to real estate investment trusts (REITs) and to cash equivalents provided desired stability amid market turbulence. Our emphasis on high current income and undervalued, overlooked stocks that offer potentially low price risk was particularly appropriate during the period, as was our avoidance of banks, technology, media, and telecommunications stocks. REITs and gold stocks generally did well, as investors appreciated the stable earnings and high dividend yields of REITs amid market turbulence and sharply falling profit estimates for the S&P 500 Index. From the long-term perspective, gold stocks may be emerging from a 20-year bear market, while U.S. stocks are coming off an 18-year bull market.

Amid widespread positive returns, there was substantial weakness with energy merchant Aquila (down 24%) and independent power producer NRG Energy (down 18%). Fortunately, portfolio gains were considerable. The fund's holdings of Anglogold, Newcrest Mining, and Normandy Mining returned 65%, 51%, and 44%, respectively. Our top Consumer Staples stocks were: Dole Food (up 65%), Cadbury Schweppes (up 26%), Coors (up 31%), Pan American Beverage (up 20%), and Tyson Foods (up 27%). In packaging, Jefferson Smurfit gained 24%, then jumped an additional 22% early in May 2002 on reports of an imminent takeover offer.

What were some of the fund's recent stock purchases and sales?

Our recent purchases include the following:

Bunge Ltd. (1.7% of net assets) is an international agri-business company with a strong position in soybean processing and an attractive valuation.

Corporate Office Properties Trust (1.0% of net assets) is a suburban Washington, D.C. office REIT that we expect to benefit from increased national security spending; its dividend yield is currently 6.5%.

Santos Ltd. (1.0% of net assets) is Australia's largest producer of natural gas. Santos has little debt, and the stock's price-to-earnings ratio is 9.

TECO Energy Inc. (1.2% of net assets) is a Florida electric utility that has a price-to-earnings ratio of 11 and a current dividend yield of 8.5%.

Sons of Gwalia Ltd. (1.2% of net assets) is an Australian gold mining company that we believe is undervalued.

Our recent sales include these securities:

MDU Resources appreciated significantly and consequently had reduced valuation and dividend yield appeal.

Raytheon's convertible preferred rose sharply with other military stocks over the past six months. This was a case of "buy low and sell high."

Boston Properties and Equity Office Properties are substantial owners of downtown office buildings in some of our largest urban areas. Declining financial services employment and heightened security concerns have made these REITs less appealing.

The REIT Index has had a very good three-year performance run, so we are careful in our holdings and new selections.

What were the fund's top ten holdings at the end of the reporting period, and what were the portfolio's industry weightings?

The top ten stock holdings as of April 30, 2002, and sector weightings were as follows:

Name	Sector	Percentage of Net Assets
Aquila, Inc.	Multi-Utilities	1.9%
Bunge Ltd.	Food Products	1.7%
Imperial Oil Ltd.	Oil & Gas	1.7%
Enridge Energy Partners LP	Oil & Gas	1.4%
Ameren Corp.	Electric Utilities	1.4%
Safeway PLC	Food & Drug Retailing	1.4%
TEPPCO Partners, LP	Oil & Gas	1.4%
OMV AG	Oil & Gas	1.4%
Penn Virginia Resource Partners LP	Metals & Mining	1.3%
Sons of Gwalia Ltd., ADR	Oil & Gas	1.2%
TOTAL		14.8%

Sector	Percentage of Net Assets	Percentage of Russell Mid Cap Value Index[1]
Financials	21.7%	26.5%
Energy	13.3%	5.3%
Utilities	11.6%	11.9%
Materials	9.3%	7.1%
Consumer Staples	7.1%	6.6%
Industrials	1.5%	13.1%
Consumer Discretionary	1.1%	17.7%
Healthcare	0.4%	5.5%
Information Technology	--	5.6%
Telecommunication Services	--	0.7%
Cash Equivalents	34.1%	--

As we reach mid-year, what is your outlook for the stock market?

The U.S. stock market's high valuation level has made attractive opportunities scarce. Consequently, the fund's cash reserves are currently 34.1% of assets. Although this is a high percentage, it will be put to work as opportunities in domestic and international stocks present themselves.

Given the high current valuation of U.S. stocks from a historical perspective, the search for value has shifted increasingly abroad, and foreign holdings now comprise 18% of net assets. The portfolio holds no technology, telecommunication, or bank stocks, and minimal exposure is given to discretionary consumer spending because of record debt levels.

In contrast to the most widely held stocks that reflect high expectations and high price-to-earnings (P/E) ratios, the fund seeks undervalued stocks that more than likely offer superior "risk versus return" prospects. The fund's current average P/E ratio is 12 times. Federated Market Opportunity Fund continues to hold no technology stocks because we believe the sector has been the most misunderstood in the entire market, and it remains extremely overvalued.

Despite the fervent desire of many to call a turn in the economy and the stock market, I remain cautious and reiterate the fund's overriding objective of enhancing its shareholders' capital while remaining risk adverse.

I would also like to repeat what was stated in the October 2001 annual report,

"Diversification is of renewed interest to investment advisers after the wild swings between value and growth style stocks over the last two years, but many mutual funds still generally move with the S&P 500. It seems investors will be more diversified if they allocate a portion of their wealth to an approach that is not tied closely to the major stock indexes. We continue to seek superior risk/reward opportunities while avoiding conventional approaches toward a market that still seems to present high risks. Our fund's goal remains to provide shareholders with respectable positive returns in normal market conditions and avoiding absolute losses in adverse market conditions, which we certainly experienced during this reporting period."

I greatly appreciate the support that our shareholders have demonstrated, as assets have increased sharply during the fund's reporting period.

Portfolio of Investments

April 30, 2002 (unaudited)

Shares			Value
		COMMON STOCKS--52.9%
		Beverages--0.9%
101,500		Panamerican Beverages, Inc., Class A	$1,827,000

		Containers & Packaging--0.9%
21,600		Jefferson Smurfit Group PLC, ADR	516,888
90,832		Mayr-Melnhof Karton AG, ADR	1,446,409

		TOTAL	1,963,297

		Electric Utilities--2.0%
63,300	[1]	OGE Energy Corp.	1,497,045
38,900	[1]	Potomac Electric Power Co.	889,254
84,000		Scottish Power PLC, ADR	1,912,680

		TOTAL	4,298,979

		Food & Drug Retailing--2.0%
61,000	[1]	Boots Co. PLC, ADR	1,259,650
711,600	[2]	Safeway PLC	2,953,140

		TOTAL	4,212,790

		Food Products--3.6%
161,300		Bunge Ltd.	3,567,956
12,500	[1]	Cadbury Schweppes PLC, ADR	386,000
73,000	[1]	ConAgra Foods, Inc.	1,788,500
35,600	[1,2]	Dean Foods Co.	1,317,912
13,600		Dole Food Co., Inc.	452,472

		TOTAL	7,512,840

		Gas Utilities--0.5%
74,000		TransCanada PipeLines Ltd.	1,071,520

		Insurance--0.5%
35,000		UNUMProvident Corp.	988,400

		Marine--0.2%
14,500		Alexander and Baldwin, Inc.	393,965

Shares			Value
		COMMON STOCKS--continued
		Metals & Mining--5.6%
77,700	[1]	Anglogold Ltd., ADR	$2,082,360
122,100		Barrick Gold Corp.	2,450,547
396,100		Newcrest Mining Ltd., ADR	1,361,158
110,300		Penn Virginia Resource Partners LP	2,625,140
49,000		Umicore	2,206,102
53,200	[1]	WMC Ltd., ADR	1,059,744

		TOTAL	11,785,051

		Multi-Utilities & Unregulated Power--2.4%
156,700	[1]	Aquila, Inc.	2,513,468
32,000		Vivendi Environment, ADR	1,070,400
84,000		Western Resources, Inc.	1,460,760

		TOTAL	5,044,628

		Oil & Gas--12.5%
65,000		Enbridge Energy Partners LP	3,003,650
60,700	[1]	Holly Corp.	1,056,180
117,400		Imperial Oil Ltd.	3,473,866
24,900		Kaneb Pipe Line Partners LP	1,025,880
43,500		Marathon Oil Corp.	1,264,110
40,500	[1]	Norsk Hydro ASA, ADR	1,973,565
152,600	[1]	OMV AG, ADR	2,873,824
94,900	[1]	Plains All American Pipeline LP	2,544,269
169,500		Santos Ltd., ADR	2,177,906
158,900	[1]	Sons of Gwalia Ltd., ADR	2,568,110
88,500		TEPPCO Partners, LP	2,880,675
30,600	[1]	Valero Energy Corp.	1,320,696

		TOTAL	26,162,731

Shares			Value
		COMMON STOCKS--continued
		Real Estate--21.2%
46,600	[1]	AMB Property Corp.	$1,306,664
54,100		Archstone-Smith Trust	1,458,536
58,600	[1]	Arden Realty Group, Inc.	1,649,590
38,700	[1]	Avalonbay Communities, Inc.	1,844,829
25,400	[1]	Camden Property Trust	1,010,920
70,300		CarrAmerica Realty Corp.	2,258,036
161,800		Corporate Office Properties Trust	2,182,682
24,300		Cousins Properties, Inc.	656,100
48,400		Duke Realty Corp.	1,272,920
229,000		HRPT Properties Trust	1,987,720
59,600		Health Care Property Investors, Inc.	2,433,468
75,500		Healthcare Realty Trust, Inc.	2,287,650
124,800		Keystone Property Trust	1,883,232
68,500	[1]	Kilroy Realty Corp.	1,928,275
17,800		Liberty Property Trust	568,710
26,800	[1]	Mack-Cali Realty Corp.	879,040
157,000	[1]	Mid-Atlantic Realty Trust	2,512,000
86,700		Nationwide Health Properties, Inc.	1,612,620
76,000		Pan Pacific Retail Properties, Inc.	2,408,440
31,000	[1]	Prentiss Properties Trust	953,250
92,000	[1]	Prologis Trust	2,042,400
77,400		Reckson Associates Realty Corp., Class B	1,969,830
73,500		Regency Centers Corp.	2,160,900
17,300	[1]	SL Green Realty Corp.	607,230
168,700		Senior Housing Properties Trust	2,427,593
38,200	[1]	Shurgard Storage Centers, Inc., Class A	1,346,550
25,500		Weingarten Realty Investors	907,800

		TOTAL	44,556,985

		Tobacco--0.6%
31,000		UST, Inc.	1,233,800

		TOTAL COMMON STOCKS (IDENTIFIED COST $103,910,981)	111,051,986

Principal Amount or Shares			Value
		CORPORATE BONDS--1.1%
		Auto Components--1.1%
$2,400,000	[1]	Tower Automotive, Inc., Conv. Bond, 5.00%, 8/1/2004 (identified cost $2,063,876)	$2,234,400

		PREFERRED STOCKS--12.0%
		Aerospace & Defense--0.9%
12,900		Northrop Grumman, Corp., Conv. Pfd., $7.00	1,788,263

		Construction Materials--0.8%
44,800	[1]	Texas Industries, Inc., Conv. Pfd., $2.75	1,685,600

		Containers & Packaging--1.2%
48,900		Amcor Ltd., PRIDES, $3.63	2,469,450

		Electric Utilities--5.3%
111,000		Ameren Corp., ACES, $1.92	2,980,350
30,000		Dominion Resources, Inc., Conv. Pfd., $2.67	1,632,000
103,100	[1]	PPL Capital Fund Trust, Conv. Pfd., $1.94	2,203,763
92,000	[1]	TECO Energy, Inc., Conv. Pfd., $2.38	2,530,000
31,100		TXU Corp., Conv. Pfd., $4.38	1,768,813

		TOTAL	11,114,926

		Gas Utilities--0.1%
7,000		NiSource, Inc., Conv. Pfd., $3.88	308,000

		Health Care Providers & Services--0.4%
15,900		Owens & Minor, Inc., Conv. Pfd., Series A, $2.69	848,662

		Metals & Mining--0.8%
29,700		Freeport-McMoRan Copper & Gold, Inc., Conv. Pfd., $1.75	564,300
22,500		Inco Ltd., Conv. Pfd., $2.75	1,127,812

		TOTAL	1,692,112

		Multi-Utilities & Unregulated Power--1.1%
78,100		Aquila, Inc., Conv. Pfd., $2.44	1,532,712
22,600	[1]	Mirant Trust, Conv. Pfd., Series A, $3.13	861,286

		TOTAL	2,393,998

		Oil & Gas--0.9%
31,800		Kerr-McGee Corp., DECS, $1.83	1,434,975
13,800		Nuevo Financing, Conv. Pfd., $2.88	420,900

		TOTAL	1,855,875

Shares			Value
		PREFERRED STOCKS--continued
		Road & Rail--0.5%
20,200		Union Pacific Corp., Conv. Pfd., $3.13	$984,285

		TOTAL PREFERRED STOCKS (IDENTIFIED COST $23,659,169)	25,141,171

		PURCHASED PUT OPTIONS--0.3%
70,000		NASDAQ 100 Index, expiration date 01/2003	350,000
3,000		S&P 500 Index, expiration date 09/2002	86,400
3,000		S&P 500 Index, expiration date 12/2002	97,500

		TOTAL PURCHASED PUT OPTIONS (IDENTIFIED COST $470,280)	533,900

		MUTUAL FUND--33.8%
71,044,524		Federated Prime Value Obligations Fund, Class IS (at net asset value)	71,044,524

		TOTAL INVESTMENTS (IDENTIFIED COST $201,148,830)[3]	$210,005,981

1 Certain shares are temporarily on loan to unaffiliated broker/dealers.

2 Non-income producing security.

3 The cost of investments for generally accepted accounting principles is $201,148,830. Cost for federal tax purposes is $201,102,579. The difference between cost for generally accepted accounting principles and cost on a tax basis is related to amortization/accretion tax elections on fixed income securities. The net unrealized appreciation of investments on a federal tax basis amounts to $8,903,402 which is comprised of $10,732,879 appreciation and $1,829,477 depreciation at April 30, 2002.

Note: The categories of investments are shown as a percentage of net assets ($209,831,846) at April 30, 2002.

The following acronyms are used throughout this portfolio:

ACES	--Adjustable Convertible Extendable Securities
ADR	--American Depositary Receipt
DECS	--Dividend Enhanced Convertible Stock
PRIDES	--Preferred Redeemable Increased Dividend Equity Securities

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

April 30, 2002 (unaudited)

Assets:
Total investments in securities, at value (identified cost $201,148,830)		$210,005,981
Cash denominated in foreign currencies (identified cost $1,983)		1,977
Cash		385,424
Cash held as collateral for securities lending		27,775,805
Income receivable		350,855
Receivable for investments sold		36,575
Receivable for shares sold		3,409,122

TOTAL ASSETS		241,965,739

Liabilities:
Payable for investments purchased	$4,024,129
Payable for shares redeemed	160,294
Payable on collateral due to broker	27,775,805
Options written, at value (premium received $144,111)	92,630
Accrued expenses	81,035

TOTAL LIABILITIES		32,133,893

Net assets for 17,335,444 shares outstanding		$209,831,846

Net Assets Consist of:
Paid in capital		$198,258,087
Net unrealized appreciation of investments and translation of assets and liabilities in foreign currency		8,909,429
Accumulated net realized gain on investments, options and foreign currency transactions		2,870,884
Distribution in excess of net investment income		(206,554)

TOTAL NET ASSETS		$209,831,846

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($92,906,154 ÷ 7,663,867 shares outstanding)		$12.12

Offering price per share (100/94.50 of $12.12)[1]		$12.83

Redemption proceeds per share		$12.12

Class B Shares:
Net asset value per share ($76,753,266 ÷ 6,346,653 shares outstanding)		$12.09

Offering price per share		$12.09

Redemption per share (94.50/100 of $12.09)[1]		$11.43

Class C Shares:
Net asset value per share ($40,172,426 ÷ 3,324,924 shares outstanding)		$12.08

Offering price per share		$12.08

Redemption proceeds per share (99.00/100 of $12.08)[1]		$11.96

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended April 30, 2002 (unaudited)

Investment Income:
Dividends (net of foreign taxes withheld of $34,583)		$2,617,986
Interest (including income on securities loaned of $531)		488,297

TOTAL INCOME		3,106,283

Expenses:
Investment adviser fee	$493,769
Administrative personnel and services fee	91,740
Custodian fees	7,344
Transfer and dividend disbursing agent fees and expenses	46,245
Directors'/Trustees' fees	2,780
Auditing fees	22,410
Legal fees	1,240
Portfolio accounting fees	38,208
Distribution services fee--Class B Shares	184,002
Distribution services fee--Class C Shares	96,133
Shareholder services fee--Class A Shares	71,211
Shareholder services fee--Class B Shares	61,334
Shareholder services fee--Class C Shares	32,044
Share registration costs	30,986
Printing and postage	12,937
Insurance premiums	241
Miscellaneous	1,042

TOTAL EXPENSES	1,193,666

Reimbursement of investment adviser fee	(2,136)

Net expenses		1,191,530

Net investment income		1,914,753

Realized and Unrealized Gain on Investments, Options and Foreign Currency Transactions:
Net realized gain on investments, options and foreign currency transactions		2,874,849
Net change in unrealized depreciation of investments and translation of assets and liabilities in foreign currency		8,964,138

Net realized and unrealized gain on investments, options and foreign currency		11,838,987

Change in net assets resulting from operations		$13,753,740

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2002	Period Ended 10/31/2001 [1]
Increase (Decrease) in Net Assets
Operations:
Net investment income	$1,914,753	$1,289,083
Net realized gain on investments, options and foreign currency transactions	2,874,849	293,756
Net change in unrealized depreciation of investments and translation of assets and liabilities in foreign currency	8,964,138	(51,281)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	13,753,740	1,531,558

Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(1,073,059)	(486,769)
Class B Shares	(771,295)	(419,193)
Class C Shares	(407,402)	(256,084)
Distributions from net realized gain on investments, options and foreign currency transactions
Class A Shares	(120,774)	--
Class B Shares	(115,054)	--
Class C Shares	(61,909)	--

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(2,549,493)	(1,162,046)

Share Transactions:
Proceeds from sale of shares	120,883,629	100,799,308
Net asset value of shares issued to shareholders in payment of distributions declared	2,191,012	1,034,849
Cost of shares redeemed	(12,546,910)	(14,103,801)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	110,527,731	87,730,356

Change in net assets	121,731,978	88,099,868

Net Assets:
Beginning of period	88,099,868	--

End of period (including undistributed net investment income of $127,021 at October 31, 2001)	$209,831,846	$88,099,868

1 For the period from December 5, 2000 (date of initial public investment) to October 31, 2001.

See Notes which are an integral part of the Financial Statements

Financial Highlights--Class A Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 4/30/2002	Period Ended 10/31/2001 [1]
Net Asset Value, Beginning of Period	$11.14	$10.00
Income From Investment Operations:
Net investment income	0.18 [2]	0.42
Net realized and unrealized gain on investments, options and foreign currency transactions	1.05 [2]	1.13

TOTAL FROM INVESTMENT OPERATIONS	1.23	1.55

Less Distributions:
Distributions from net investment income	(0.21)	(0.41)
Distributions from net realized gain on investments, options and foreign currency transactions	(0.04)	--

TOTAL DISTRIBUTIONS	(0.25)	(0.41)

Net Asset Value, End of Period	$12.12	$11.14

Total Return[3]	11.11%	15.67%

Ratios to Average Net Assets:

Expenses	1.39%[4]	1.28%[4]

Net investment income	3.30%[2,4]	4.63%[4]

Expense waiver/reimbursement[5]	0.00%[4,6]	0.99%[4]

Supplemental Data:

Net assets, end of period	$92,906	$36,774

Portfolio Turnover	57%	60%

1 Reflects operations for the period from December 5, 2000 (date of initial public investment) to October 31, 2001.

2 Effective November 1, 2001, the Fund has adopted the provisions of the American Institute of Certified Public Accountants (AICPA) Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. For the six months ended April 30, 2002, this effect had no change on the net investment income per share, net realized and unrealized gain (loss) on investments per share, and increase the ratio of net investment income to average net assets from 3.24% to 3.30%. Per share, ratios and supplemental data for periods prior to November 1, 2001 have not been restated to reflect this change in presentation.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 Computed on an annualized basis.

5 This expense decrease is reflected in both the expense and the net investment income ratios shown above.

6 Amount does not round to 0.01%.

See Notes which are an integral part of the Financial Statements

Financial Highlights--Class B Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 4/30/2002	Period Ended 10/31/2001 [1]
Net Asset Value, Beginning of Period	$11.12	$10.00
Income From Investment Operations:
Net investment income	0.14 [2]	0.38
Net realized and unrealized gain on investments, options and foreign currency transactions	1.04 [2]	1.10

TOTAL FROM INVESTMENT OPERATIONS	1.18	1.48

Less Distributions:
Distributions from net investment income	(0.17)	(0.36)
Distributions from net realized gain on investments, options and foreign currency transactions	(0.04)	--

TOTAL DISTRIBUTIONS	(0.21)	(0.36)

Net Asset Value, End of Period	$12.09	$11.12

Total Return[3]	10.68%	15.00%

Ratios to Average Net Assets:

Expenses	2.14%[4]	2.03%[4]

Net investment income	2.60%[2,4]	3.81%[4]

Expense waiver/reimbursement[5]	0.00%[4,6]	0.99%[4]

Supplemental Data:

Net assets, end of period	$76,753	$33,481

Portfolio turnover	57%	60%

1 Reflects operations for the period from December 5, 2000 (date of initial public investment) to October 31, 2001.

2 Effective November 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. For the six months ended April 30, 2002, this effect had no change on the net investment income per share, net realized and unrealized gain (loss) on investments per share, and increase the ratio of net investment income to average net assets from 2.54% to 2.60%. Per share, ratios and supplemental data for periods prior to November 1, 2001 have not been restated to reflect this change in presentation.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 Computed on an annualized basis.

5 This expense decrease is reflected in both the expense and the net investment income ratios shown above.

6 Amount does not round to 0.01%.

See Notes which are an integral part of the Financial Statements

Financial Highlights--Class C Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 4/30/2002	Period Ended 10/31/2001 [1]
Net Asset Value, Beginning of Period	$11.11	$10.00
Income From Investment Operations:
Net investment income	0.14 [2]	0.37
Net realized and unrealized gain on investments, options and foreign currency transactions	1.04 [2]	1.10

TOTAL FROM INVESTMENT OPERATIONS	1.18	1.47

Less Distributions:
Distributions from net investment income	(0.17)	(0.36)
Distributions from net realized gain on investments, options and foreign currency transactions	(0.04)	--

TOTAL DISTRIBUTIONS	(0.21)	(0.36)

Net Asset Value, End of Period	$12.08	$11.11

Total Return[3]	10.69%	14.90%

Ratios to Average Net Assets:

Expenses	2.14%[4]	2.03%[4]

Net investment income	2.61%[2,4]	3.80%[4]

Expense waiver/reimbursement[5]	0.00%[4,6]	0.99%[4]

Supplemental Data:

Net assets, end of period	$40,172	$17,845

Portfolio turnover	57%	60%

1 Reflects operations for the period from December 5, 2000 (date of initial public investment) to October 31, 2001.

2 Effective November 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. For the six months ended April 30, 2002, this effect had no change on the net investment income per share, net realized and unrealized gain (loss) on investments per share, and increase the ratio of net investment income to average net assets from 2.54%to 2.61%. Per share ratios and supplemental data for periods prior to November 1, 2001 have not been restated to reflect this change in presentation.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 Computed on an annualized basis.

5 This expense decrease is reflected in both the expense and the net investment income ratios shown above.

6 Amount does not round to 0.01%.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

April 30, 2002 (unaudited)

ORGANIZATION

Federated Equity Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of eight portfolios. The financial statements included herein are only those of Federated Market Opportunity Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers three classes of shares: Class A Shares, Class B Shares and Class C Shares. The investment objective of the Fund is to achieve moderate capital appreciation and high current income.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP").

Investment Valuation

Listed equity securities are valued at the last sale price reported on a national securities exchange. U.S. government securities, listed corporate bonds (other fixed income and asset backed securities) and unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices as furnished by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available are valued at fair value as determined in good faith using methods approved by the Board of Trustees (the "Trustees").

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund may invest in Prime Value Obligations Fund which is managed by Federal Investment Management Company, the Fund's Adviser (or an affiliate of the Fund's Adviser). The Prime Value Obligations Fund is an open-end management company, registered under the Investment Company Act of 1940. The investment objective of the Prime Value Obligations Fund is to provide a high level of current income consistent with stability of principal and liquidity. Income distributions earned by the Fund are recorded as dividend income in the accompanying financial statements.

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. All discounts/premiums are accreted/amortized for financial reporting purposes as required. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Effective November 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. The cumulative effect of this accounting change had no impact on the total net assets of the Fund, but resulted in adjustments to the financial statements as follows:

	As of 11/1/2001		For the Six Months Ended 4/30/2002
	Cost of Investments	Undistributed Net Investment Income	Net Investment Income	Net Unrealized Depreciation	Net Realized Loss
Increase (Decrease)	$3,428	$3,428	$45,158	$(42,823)	$(2,335)

The Statement of Changes in Net Assets and Financial Highlights for prior periods have not been restated to reflect this change in presentation.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Internal Revenue Code, as amended, (the "Code") applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Written Options Contracts

The Fund may write option contracts. A written option obligates the Fund to deliver call, or to receive a put, at the contracted amount upon exercise by the holder of the option. The value of the option contract is recorded as a liability and unrealized gain or loss is measured by the difference between the current value and the premium received. For the six months ended April 30, 2002, the Fund had a realized gain of $240,034 on written options.

Contracts	Number of Contracts	Premium
Outstanding at 10/31/2001	--	$--

Options written	2,994	403,980

Options expired	(953)	(135,462)

Options closed	(1,147)	(124,407)

Outstanding at 4/30/2002	894	$144,111

At April 30, 2002, the Fund had the following outstanding options:

Contract	Type	Expiration Date	Exercise Price	Number of Contracts	Market Value	Unrealized Appreciation (Depreciation)
Duke Realty Corp.	Call	May 2002	$25.00	484	$58,080	$(8,463)

Dean Foods	Call	May 2002	37.50	340	29,750	20,940

Valero Energy Corp.	Call	May 2002	50.00	240	4,800	39,004

NET UNREALIZED APPRECIATION ON WRITTEN OPTIONS CONTRACTS						$51,481

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies ("FC") are translated in U.S. dollars on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income, and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Securities Lending

The Fund participates in a securities lending program providing for the lending of corporate bonds, equity and government securities to qualified brokers. Collateral for securities loaned must be in cash or government securities. Collateral is maintained at a minimum level of 102% of the market value on investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the custodian, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

As of April 30, 2002, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities Loaned	Market Value of Collateral
$26,775,566	$27,775,805

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares.

Transactions in shares were as follows:

	Six Months Ended 4/30/2002		Period Ended 10/31/2001[1]
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	4,835,199	$56,712,683	3,998,171	$44,157,475
Shares issued to shareholders in payment of distributions declared	89,918	1,055,244	39,203	428,158
Shares redeemed	(563,419)	(6,527,572)	(735,205)	(8,046,387)

NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	4,361,698	$51,240,355	3,302,169	$36,539,246

	Six Months Ended 4/30/2002		Period Ended 10/31/2001[1]
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	3,661,185	$42,923,385	3,446,425	$38,243,394
Shares issued to shareholders in payment of distributions declared	63,867	745,886	34,817	380,727
Shares redeemed	(390,267)	(4,543,597)	(469,374)	(5,198,305)

NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	3,334,785	$39,125,674	3,011,868	$33,425,816

	Six Months Ended 4/30/2002		Period Ended 10/30/2001[1]
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	1,810,993	$21,247,561	1,663,323	$18,398,439
Shares issued to shareholders in payment of distributions declared	33,428	389,882	20,720	225,964
Shares redeemed	(126,404)	(1,475,741)	(77,136)	(859,109)

NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	1,718,017	$20,161,702	1,606,907	$17,765,294

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	9,414,500	$110,527,731	7,920,944	$87,730,356

1 For the period from December 5, 2000 (date of initial public investment) to October 31, 2001.

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.75% of the Fund's average daily net assets.

The Adviser has agreed to reimburse certain investment adviser fees resulting from investments in Prime Value Obligations Fund.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.150% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC.

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class B Shares	0.75%
Class C Shares	0.75%

For the six months ended April 30, 2002, Class A Shares did not incur a distribution services fee.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

Investment Transactions

Purchases and sales of investments, excluding short-term securities (and in-kind contributions), for the six months ended April 30, 2002, were as follows:

Purchases	$116,819,599

Sales	$ 53,431,151

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the householding program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of householding. Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of householding at any time by calling 1-800-341-7400.

Federated
World-Class Investment Manager
Federated Market Opportunity Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com
Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact
Federated Securities Corp., Distributor

Cusip 314172743
Cusip 314172735
Cusip 314172727

Federated is a registered mark of Federated Investors, Inc. 2002 ©Federated Investors, Inc.

26600 (6/02)